UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices)         (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	OCTOBER 31, 2012

Date of reporting period:	NOVEMBER 1, 2011 - APRIL 30, 2012 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report

Managers AMG

April 30, 2012

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

FQ Global Essentials Fund

Managers
INVESTMENT GROUP

SAR016-0412

Managers AMG FQ Funds

Semi-Annual Report — April 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG FQ Tax-Managed U.S. Equity Fund	5

Managers AMG FQ U.S. Equity Fund	8

Managers AMG FQ Global Alternatives Fund	11

Managers AMG FQ Global Essentials Fund	12

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	13

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	20
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	22
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	33
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2012	Expense Ratio for the Period	Beginning Account Value 11/01/2011	Ending Account Value 04/30/2012	Expenses Paid During the Period*

Managers AMG FQ Tax-Managed U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.24%	$1,000	$1,128	$ 6.56
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$ 6.22
Class C Shares
Based on Actual Fund Return	1.99%	$1,000	$1,124	$10.51
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$ 9.97
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,129	$ 5.24
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$ 4.97

Managers AMG FQ U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.04%	$1,000	$1,119	$ 5.48
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$ 5.22
Class C Shares
Based on Actual Fund Return	1.79%	$1,000	$1,114	$ 9.41
Hypothetical (5% return before expenses)	1.79%	$1,000	$1,016	$ 8.97
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,121	$ 4.17
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$ 3.97

Managers AMG FQ Global Alternatives Fund
Class A Shares
Based on Actual Fund Return	1.94%	$1,000	$ 985	$ 9.57
Hypothetical (5% return before expenses)	1.94%	$1,000	$1,015	$ 9.72
Class C Shares
Based on Actual Fund Return	2.49%	$1,000	$ 982	$12.27
Hypothetical (5% return before expenses)	2.49%	$1,000	$1,012	$12.46
Service Class Shares
Based on Actual Fund Return	1.69%	$1,000	$ 986	$ 8.34
Hypothetical (5% return before expenses)	1.69%	$1,000	$1,016	$ 8.47
Institutional Class Shares
Based on Actual Fund Return	1.49%	$1,000	$ 986	$ 7.36
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,016	$ 7.47
Managers AMG FQ Global Essentials Fund
Investor Class Shares
Based on Actual Fund Return	1.49%	$1,000	$1,058	$ 7.73
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,018	$ 7.58
Service Class Shares
Based on Actual Fund Return	1.12%	$1,000	$1,059	$ 5.81
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,020	$ 5.70
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,060	$ 5.14
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$ 5.04
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1

Fund Performance

Periods ended April 30, 2012 (unaudited)

The table below shows the average annual total returns for the period indicated for each Fund, as well as each Fund’s relative index for the same time period.

Average Annual Total Returns[1]	Six Months††	One Year	Five Years	Ten Years	Since Inception	Inception Date

Managers AMG FQ Tax-Managed U.S. Equity Fund[2,3,4]

No Load Before Tax:
Class A*	12.77%	3.64%	(0.61)%	–	3.02%	03/01/06

Class C*	12.38%	2.83%	(1.35)%	–	2.24%	03/01/06

Institutional Class	12.93%	3.90%	(0.45)%	5.42%	4.33%	12/18/00

Russell 3000® Index[5]	12.74%	3.40%	1.25%	5.17%	3.02%	12/18/00	†

No Load After Tax on Distributions:[6]
Class A*	12.77%	3.64%	(0.66)%	–	2.97%	03/01/06

Class C*	12.38%	2.83%	(1.35)%	–	2.23%	03/01/06

Institutional Class	12.89%	3.86%	(0.55)%	5.30%	4.23%	12/18/00

No Load After Tax on Distributions & Sale of Shares:[6]
Class A*	8.30%	2.37%	(0.53)%	–	2.58%	03/01/06

Class C*	8.05%	1.84%	(1.14)%	–	1.92%	03/01/06

Institutional Class	8.40%	2.53%	(0.42)%	4.70%	3.74%	12/18/00

With Load Before Tax:
Class A*	6.29%	(2.29)%	(1.78)%	–	2.04%	03/01/06

Class C*	11.38%	1.83%	(1.35)%	–	2.24%	03/01/06

With Load After Tax on Distribution:[6]
Class A*	6.29%	(2.29)%	(1.83)%	–	1.99%	03/01/06

Class C*	11.38%	1.83%	(1.35)%	–	2.23%	03/01/06

With Load After Tax on Distribution & Sale of Shares:[6]
Class A*	4.09%	(1.49)%	(1.52)%	–	1.73%	03/01/06

Class C*	7.40%	1.19%	(1.14)%	–	1.92%	03/01/06
Managers AMG FQ U.S. Equity Fund[2,4,7]

No Load:
Class A*	11.94%	4.71%	(0.17)%	–	3.44%	03/01/06

Class C*	11.44%	3.84%	(0.93)%	–	2.71%	03/01/06

Institutional Class	12.07%	4.96%	0.09%	5.07%	7.60%	08/14/92

Russell 3000® Index[5,8]	12.74%	3.40%	1.25%	5.17%	8.69%	08/31/92	†

With Load:
Class A*	5.50%	(1.33)%	(1.34)%	–	2.44%	03/01/06

Class C*	10.44%	2.84%	(0.93)%	–	2.71%	03/01/06

2

Fund Performance

Periods ended April 30, 2012 (continued)

Average Annual Total Returns[1]	Six Months††	One Year	Five Years	Ten Years	Since Inception	Inception Date

Managers AMG FQ Global Alternatives Fund#,2,4,9,10,11

No Load:
Class A	(1.51)%	(9.22)%	(0.53)%	–	0.17%	03/30/06

Class C	(1.77)%	(9.68)%	(1.21)%	–	(0.51)%	03/30/06

Service Class**	(1.39)%	(8.97)%	–	–	(3.26)%	01/01/10

Institutional Class**	(1.39)%	(8.87)%	–	–	(3.17)%	01/01/10

Citigroup 1-month U.S Treasury Bill Index[12]	0.01%	0.03%	0.90%	–	1.60%	03/31/06	†

With Load:
Class A	(7.19)%	(14.47)%	(1.70)%	–	(0.08)%	03/30/06

Class C	(2.76)%	(10.59)%	(1.21)%	–	(0.51)%	03/30/06

Managers AMG FQ Global Essentials Fund[2,13,14,15,16,17]
Investor Class**	5.82%	6.32%	–	–	9.95%	01/01/10

Service Class**	5.86%	6.61%	–	–	10.25%	01/01/10

Institutional Class	5.96%	6.79%	0.53%	4.74%	6.41%	11/18/88

Managers AMG FQ Global Essentials Fund Composite Hedged Index[18]	5.51%	0.19%	(0.40)%	3.01%	5.41%	11/30/88	[8]

Managers AMG FQ Global Essentials Fund Composite Unhedged Index[18]	4.73%	(1.02)%	2.28%	6.55%	6.74%	11/30/88	[8]

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to the differences in sales charge structures and class expenses. Load performance: maximum sales charge on Class A shares is 5.75% and Class C shares held for less than one year are subject to a 1.0% contingent deferred sales charge (CDSC).

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

*	Class A and Class C shares commenced operations on March 1, 2006.

**	Investor and Service Class shares commenced operations on January 1, 2010. Institutional Class shares for FQ Global Alternatives Fund commenced operations on January 1, 2010.

†	Date reflects the inception date of the Fund’s Institutional Class shares, not the index.

††	Not annualized.

#	Commencement of operations was March 30, 2006.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.

[4]	Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

[5]

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents approximately 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses.

[6]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[7]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Also, the Fund may invest in derivatives; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[8]	The date reflects the closest available index date to the Fund’s inception date.

3

Fund Performance

Periods ended April 30, 2012 (continued)

[9]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[10]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[11]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[12]

Performance for the Citigroup 1-Month U.S. Treasury Bill Index reflects an inception date of March 31, 2006. The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Unlike the Fund, the Citigroup 1- month U.S. Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[13]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.

[14]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[15]

Because the Fund invests in exchange traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.

[16]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.

[17]	The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.

[18]

The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI World Index consists of 24 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

Managers AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Information Technology	24.3%	19.3%
Consumer Discretionary	15.3%	12.2%
Financials	12.4%	15.8%
Health Care	12.2%	11.5%
Energy	11.2%	10.5%
Consumer Staples	8.8%	9.4%
Industrials	8.2%	11.2%
Materials	3.8%	4.0%
Utilities	2.7%	3.5%
Telecommunication Services	1.1%	2.6%
Other Assets and Liabilities	0.0%	0.0%

  ** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets
Apple, Inc.*	4.4%
International Business Machines Corp.*	3.6
Chevron Corp.*	3.3
Exxon Mobil Corp.*	2.8
Philip Morris International, Inc.*	2.5
DIRECTV, Class A*	2.2

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Liberty Global, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B*	1.9
Intel Corp.	1.9
ConocoPhillips*	1.8

Top Ten as a Group	26.4%

*    Top Ten Holding at October 31, 2011

5

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 100.0%
Consumer Discretionary - 15.3%
Apollo Group, Inc., Class A*	5,400	$190,188
Arctic Cat, Inc.*	3,900	172,536
Bed Bath & Beyond, Inc.*	6,400	450,496
Coinstar, Inc.*,1	7,400	464,646
Dillard’s, Inc., Class A	10,400	671,424
DIRECTV, Class A*	19,200	945,984
Discovery Communications, Inc., Class A*	8,800	478,896
DISH Network Corp., Class A	11,100	354,867
Ford Motor Co.	33,400	376,752
ITT Educational Services, Inc.*,1	3,600	237,672
Knology, Inc.*	19,800	385,110
Liberty Global, Inc., Class A*	17,900	891,599
Macy’s, Inc.	7,500	307,650
NIKE, Inc., Class B	1,200	134,244
Penske Automotive Group, Inc.	3,000	79,320
Scripps Networks Interactive, Inc., Class A	2,200	110,484
Sonic Automotive, Inc., Class A	4,200	70,644
Target Corp.	2,000	115,880
TRW Automotive Holdings Corp.*	4,800	219,408
Total Consumer Discretionary		6,657,800
Consumer Staples - 8.8%
Andersons, Inc., The	4,800	241,920
Constellation Brands, Inc., Class A*	15,800	341,280
CVS Caremark Corp.	4,800	214,176
Kroger Co., The	14,600	339,742
Pantry, Inc., The*	6,800	86,768
Philip Morris International, Inc.	12,000	1,074,120
Procter & Gamble Co., The	3,400	216,376
Smithfield Foods, Inc.*	5,400	113,184
Spartan Stores, Inc.	5,300	96,619
Susser Holdings Corp.*	8,000	213,520
Tyson Foods, Inc., Class A	10,200	186,150
Wal-Mart Stores, Inc.	7,400	435,934
Whole Foods Market, Inc.	3,600	299,052
Total Consumer Staples		3,858,841
Energy - 11.2%
Apache Corp.	4,800	460,512
Chevron Corp.	13,400	1,427,904
ConocoPhillips	11,000	787,930
CVR Energy, Inc.	11,700	355,212
Exxon Mobil Corp.	14,400	1,243,296
Marathon Petroleum Corp.	4,700	195,567

	Shares	Value

Occidental Petroleum Corp.	4,000	$364,880
Tesoro Corp.*	2,400	55,800
Total Energy		4,891,101
Financials - 12.4%
American Financial Group, Inc.	6,400	249,088
American Safety Insurance Holdings, Ltd.*	8,000	151,440
American Tower Corp.	800	52,464
Arch Capital Group, Ltd.*	13,200	518,496
Berkshire Hathaway, Inc., Class A*	1	120,800
Berkshire Hathaway, Inc., Class B*	10,287	827,589
Capital One Financial Corp.	2,000	110,960
Chubb Corp., The	2,200	160,754
Citigroup, Inc.	3,600	118,944
Discover Financial Services	10,500	355,950
FBL Financial Group, Inc., Class A	6,800	198,016
First Cash Financial Services, Inc.*	3,700	151,552
First Citizens Bancshares Inc., Class A	1,000	173,300
Franklin Resources, Inc.	600	75,306
Invesco Mortgage Capital, Inc., REIT	1,600	28,224
JPMorgan Chase & Co.	10,400	446,992
KeyCorp	25,800	207,432
Pacific Capital Bancorp NA*	1,800	81,990
PNC Financial Services Group, Inc.	8,400	557,088
SunTrust Banks, Inc.	15,800	383,624
World Acceptance Corp.*	6,500	432,315
Total Financials		5,402,324
Health Care - 12.2%
Aetna, Inc.	1,100	48,444
AmerisourceBergen Corp.	8,600	320,006
Atrion Corp.	200	46,128
Biogen Idec, Inc.*	5,400	723,654
Express Scripts Holding Co.*	9,000	502,110
Gilead Sciences, Inc.*	7,200	374,472
HealthSouth Corp.*	9,900	221,661
Humana, Inc.	7,100	572,828
Johnson & Johnson	3,200	208,288
McKesson Corp.	5,000	457,050
Medicis Pharmaceutical Corp., Class A	6,400	246,208
Pfizer, Inc.	5,200	119,236
UnitedHealth Group, Inc.	13,800	774,870
Warner Chilcott PLC*	28,600	622,050
Wellpoint, Inc.	1,600	108,512
Total Health Care		5,345,517

The accompanying notes are an integral part of these financial statements.

6

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 8.2%
Alaska Air Group, Inc.*	12,500	$422,500
Amerco, Inc.	800	80,352
Cummins, Inc.	3,800	440,154
Delta Air Lines, Inc.*	44,100	483,336
DXP Enterprises, Inc.*	5,400	234,198
FedEx Corp.	2,600	229,424
General Electric Co.	7,600	148,808
Kadant, Inc.*	5,100	131,937
Parker Hannifin Corp.	600	52,614
Sauer-Danfoss, Inc.	8,600	372,466
Trimas Corp.*	13,800	303,738
Union Pacific Corp.	3,800	427,272
United Technologies Corp.	3,000	244,920
Total Industrials		3,571,719
Information Technology - 24.3%
Acxiom Corp.*	2,500	34,325
Apple, Inc.*	3,320	1,939,677
Avnet, Inc.*	12,400	447,392
Dell, Inc.*	24,800	405,976
Diebold, Inc.	2,200	86,790
Dolby Laboratories, Inc., Class A*	10,600	415,838
EMC Corp.*	19,000	535,990
Entegris, Inc.*	16,800	148,680
FEI Co.*	7,200	361,224
Global Payments, Inc.	7,400	343,582
Google, Inc., Class A*	301	182,174
GSI Group, Inc.*	6,900	83,283
Insight Enterprises, Inc.*	10,800	219,348
Intel Corp.	28,600	812,240
International Business Machines Corp.	7,600	1,573,808
Mastercard, Inc., Class A	1,600	723,632
Microsoft Corp.	16,300	521,926
Newport Corp.*	18,800	320,916
Oracle Corp.	19,600	576,044
Rudolph Technologies, Inc.*,1	4,900	52,920

	Shares	Value

SAIC, Inc.	7,800	$94,848
Visa, Inc., Class A	5,800	713,284
Total Information Technology		10,593,897
Materials - 3.8%
AEP Industries, Inc.*	2,000	69,740
CF Industries Holdings, Inc.	2,400	463,344
Domtar Corp.	5,000	437,400
Freeport-McMoRan Copper & Gold, Inc., Class B	8,400	321,720
Graphic Packaging Holding Co.*	33,400	178,690
KapStone Paper And Packaging Corp.*	11,400	205,884
Total Materials		1,676,778
Telecommunication Services - 1.1%
AT&T, Inc.	2,800	92,148
Telephone & Data Systems, Inc.	4,348	105,613
United States Cellular Corp.*	7,000	274,540
Total Telecommunication Services		472,301
Utilities - 2.7%
AES Corp., The*	27,000	338,040
El Paso Electric Co.	16,600	508,624
NRG Energy, Inc.*	6,000	102,000
Public Service Enterprise Group, Inc.	7,200	224,280
Total Utilities		1,172,944
Total Common Stocks (cost $32,595,908)		43,643,222
Other Investment Companies - 1.8%[2]
BNY Mellon Overnight Government Fund, 0.14%[3]	741,579	741,579
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	40,896	40,896
Total Other Investment Companies (cost $782,475)		782,475
Total Investments - 101.8% (cost $33,378,383)		44,425,697
Other Assets, less Liabilities - (1.8)%		(773,959)
Net Assets - 100.0%		$43,651,738

The accompanying notes are an integral part of these financial statements.

7

Managers AMG FQ U.S. Equity Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	FQ U.S. Equity Fund**	Russell 3000® Index
Information Technology	21.9%	19.3%
Financials	14.3%	15.8%
Consumer Discretionary	13.2%	12.2%
Health Care	11.7%	11.5%
Energy	9.8%	10.5%
Consumer Staples	8.7%	9.4%
Industrials	8.0%	11.2%
Materials	5.1%	4.0%
Utilities	4.0%	3.5%
Telecommunication Services	2.2%	2.6%
Other Assets and Liabilities	1.1%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets
Apple, Inc.*	3.5%
Exxon Mobil Corp.*	3.2
Microsoft Corp.*	2.8
Philip Morris International, Inc.*	2.6
Pfizer, Inc.	2.5
Chevron Corp.*	2.4

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Intel Corp.*	2.3
International Business Machines Corp.*	2.3
Verizon Communications, Inc.	2.2
Discover Financial Services	1.7

Top Ten as a Group	25.5%

*    Top Ten Holding at October 31, 2011

8

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.9%
Consumer Discretionary - 13.2%
Ameristar Casinos, Inc.	15,400	$276,892
Arctic Cat, Inc.*	5,000	221,200
Ascena Retail Group, Inc.*	14,800	303,104
Bob Evans Farms, Inc.	2,500	95,600
CBS Corp., Class B	6,900	230,115
Coinstar, Inc.*,1	12,700	797,433
Dillard’s, Inc., Class A	8,800	568,128
DIRECTV, Class A*	5,400	266,058
DISH Network Corp., Class A	16,800	537,096
Foot Locker, Inc.	900	27,531
Home Depot, Inc., The	9,600	497,184
Hot Topic, Inc.	16,500	161,700
Las Vegas Sands Corp.	700	38,843
Lithia Motors, Inc., Class A	9,300	249,519
Macy’s, Inc.	20,100	824,502
News Corp., Class A	24,700	484,120
Regal Entertainment Group, Class A1	29,000	394,690
Sinclair Broadcast Group, Inc., Class A	10,300	105,884
TJX Cos., Inc.	1,300	54,223
Town Sports International Holdings, Inc.*	9,300	119,226
Wyndham Worldwide Corp.	4,300	216,462
Wynn Resorts, Ltd.	800	106,720
Total Consumer Discretionary		6,576,230
Consumer Staples - 8.7%
Altria Group, Inc.	9,400	302,774
Andersons, Inc., The	4,900	246,960
Central Garden and Pet Co., Class A*	10,800	115,452
Church & Dwight Co., Inc.	1,900	96,520
Colgate-Palmolive Co.	300	29,682
Energizer Holdings, Inc.*	400	28,532
Kroger Co., The	26,800	623,636
Lorillard, Inc.	3,200	432,928
Philip Morris International, Inc.	14,300	1,279,993
Procter & Gamble Co., The	5,900	375,476
Safeway, Inc.	34,600	703,418
Walgreen Co.	3,500	122,710
Total Consumer Staples		4,358,081
Energy - 9.8%
Chevron Corp.	11,300	1,204,128
ConocoPhillips	10,400	744,952
Devon Energy Corp.	500	34,925
Exxon Mobil Corp.	18,700	1,614,558

	Shares	Value

Halliburton Co.	800	$27,376
Helix Energy Solutions Group, Inc.*	6,000	122,460
Helmerich & Payne, Inc.	1,700	87,363
National Oilwell Varco, Inc.	1,800	136,368
Occidental Petroleum Corp.	5,100	465,222
Parker Drilling Co.*	9,200	47,564
Valero Energy Corp.	16,600	410,020
Total Energy		4,894,936
Financials - 14.3%
Aflac, Inc.	15,000	675,600
AG Mortgage Investment Trust, Inc.	11,800	233,640
American Express Co.	10,400	626,184
Bank of America Corp.	31,900	258,709
Capstead Mortgage Corp.	56,300	772,999
Citigroup, Inc.	9,300	307,272
Discover Financial Services	25,400	861,060
Dynex Capital, Inc.	26,000	245,180
Goldman Sachs Group, Inc., The	1,700	195,755
Hospitality Properties Trust, REIT	7,600	209,608
JPMorgan Chase & Co.	12,600	541,548
KeyCorp	42,200	339,288
MetLife, Inc.	800	28,824
MFA Financial, Inc.	14,300	105,534
Morgan Stanley	4,800	82,944
Newcastle Investment Corp.	19,200	135,744
Prudential Financial, Inc.	600	36,324
Republic Bancorp Inc., Class A	7,700	181,181
Simon Property Group, Inc.	200	31,120
Torchmark Corp.	1,700	82,807
Two Harbors Investment Corp.	61,400	642,244
Washington Federal, Inc.	2,400	42,096
Wells Fargo & Co.	15,500	518,165
Total Financials		7,153,826
Health Care - 11.7%
Aetna, Inc.	2,000	88,080
Analogic Corp.	1,400	95,494
Assisted Living Concepts, Inc., Class A	6,900	123,579
Bristol-Myers Squibb Co.	20,700	690,759
Chemed Corp.	8,700	524,958
Eli Lilly & Co.	18,600	769,854
Gilead Sciences, Inc.*	10,700	556,507
PDL BioPharma, Inc.	116,800	734,672
Pfizer, Inc.	54,800	1,256,564
Providence Service Corp., The*	3,000	42,180

The accompanying notes are an integral part of these financial statements.

9

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Health Care - 11.7% (continued)
Santarus, Inc.*	19,400	$123,578
Skilled Healthcare Group, Inc., Class A*	20,900	160,303
Sun Healthcare Group, Inc.*	6,900	49,887
UnitedHealth Group, Inc.	10,600	595,190
Total Health Care		5,811,605
Industrials - 8.0%
Alaska Air Group, Inc.*	6,800	229,840
Cummins, Inc.	4,200	486,486
Delta Air Lines, Inc.*	11,700	128,232
Deluxe Corp.	2,200	52,382
Forward Air Corp.	1,400	47,292
General Electric Co.	11,500	225,170
NACCO Industries, Inc., Class A	1,300	147,511
Norfolk Southern Corp.	2,000	145,860
PACCAR, Inc.	700	30,072
Pitney Bowes, Inc.[1]	27,800	476,214
Raytheon Co.	600	32,484
Sauer-Danfoss, Inc.	13,500	584,685
Union Pacific Corp.	7,200	809,568
United Parcel Service, Inc., Class B	1,000	78,140
United Rentals, Inc.*,1	1,200	56,016
United Technologies Corp.	5,600	457,184
Total Industrials		3,987,136
Information Technology - 21.9%
Apple, Inc.*	2,952	1,724,676
Avnet, Inc.*	7,900	285,032
Black Box Corp.	2,500	56,525
Cisco Systems, Inc.	20,100	405,015
Comtech Telecommunications Corp.	10,700	330,844
Dell, Inc.*	21,000	343,770
Diebold, Inc.	8,860	349,527
Dolby Laboratories, Inc., Class A*	10,400	407,992
Google, Inc., Class A*	605	366,164
GSI Group, Inc.*	11,150	134,581
Hewlett-Packard Co.	1,000	24,760
Intel Corp.	41,000	1,164,400
International Business Machines Corp.	5,500	1,138,940
KLA-Tencor Corp.	5,300	276,395
Kulicke & Soffa Industries, Inc.*	2,800	36,680
Lexmark International, Inc., Class A	5,600	168,560
Mastercard, Inc., Class A	340	153,772
Microsoft Corp.	43,200	1,383,264
Oracle Corp.	12,600	370,314

	Shares	Value

Total System Services, Inc.	26,700	$627,984
Visa, Inc., Class A	6,500	799,370
Western Union Co., The	8,200	150,716
Xyratex, Ltd.	8,500	123,420
Zygo Corp.*	6,300	124,677
Total Information Technology		10,947,378
Materials - 5.1%
AEP Industries, Inc.*	1,600	55,792
CF Industries Holdings, Inc.	3,800	733,628
Domtar Corp.	3,300	288,684
Eastman Chemical Co.	8,700	469,539
International Paper Co.	22,200	739,482
Kronos Worldwide, Inc.[1]	10,200	242,148
Total Materials		2,529,273
Telecommunication Services - 2.2%
Verizon Communications, Inc.	26,700	1,078,146
Utilities - 4.0%
Ameren Corp.	21,200	695,148
American Electric Power Co, Inc.	9,000	349,560
DTE Energy Co.	10,200	575,076
Pinnacle West Capital Corp.	900	43,515
Public Service Enterprise Group, Inc.	11,400	355,110
Total Utilities		2,018,409
Total Common Stocks (cost $43,197,233)		49,355,020

	Number of Contracts
Purchased Options - 0.0%#
S&P 500 Puts, 1175 Strike Price, Expiration 05/19/12 (cost $30,225)	150	3,000

	Shares
Other Investment Companies - 4.5%[2]
BNY Mellon Overnight Government Fund, 0.14%[3]	1,730,359	1,730,359
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	504,090	504,090
Total Other Investment Companies (cost $2,234,449)		2,234,449
Total Investments - 103.4% (cost $45,461,907)		51,592,469
Other Assets, less Liabilities - (3.4)%		(1,693,237)
Net Assets - 100.0%		$49,899,232

The accompanying notes are an integral part of these financial statements.

10

Managers AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Exchange Traded Funds - 23.1%
SPDR S&P 500 ETF Trust (cost $66,751,970)	609,479	$85,186,880

	Principal Amount
U.S. Government and Agency Obligations - 13.0%
United States Treasury Bill, 0.058%, 05/17/12[4,5]	$1,000,000	999,972
United States Treasury Bill, 0.064%, 06/07/12[4,5]	28,625,000	28,623,025
United States Treasury Bill, 0.076%, 06/21/12[4,5]	18,480,000	18,478,078
Total U.S. Government and Agency Obligations (cost $48,100,538)		48,101,075

	Shares
Other Investment Companies - 64.5%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%[6]	62,223,762	62,223,762
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	175,643,685	175,643,685
Total Other Investment Companies (cost $237,867,447)		237,867,447
Total Investments - 100.6% (cost $352,719,955)		371,155,402
Other Assets, less Liabilities - (0.6)%		(2,085,563)
Net Assets - 100.0%		$369,069,839

The accompanying notes are an integral part of these financial statements.

11

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Exchange Traded Funds - 41.1%
iShares Barclays TIPS Bond Fund	183,265	$21,885,506
iShares iBoxx $ High Yield Corporate Bond Fund	121,165	11,050,248
Jefferies TR/J CRB Global Commodity Equity Index Fund	48,427	2,177,327
Market Vectors RVE Hard Assets Producers	60,948	2,185,595
SPDR DB International Government Inflation-Protected Bond[1]	72,881	4,423,877
Vanguard REIT[1]	79,638	5,213,900
Total Exchange Traded Funds (cost $44,893,358)		46,936,453
Exchange Traded Notes - 12.0%
Barclays Capital, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37	45,232	2,220,891
Barclays Capital, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	36,157	1,755,784
Barclays Capital, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36	40,782	1,067,265
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	153,181	1,577,764
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	41,333	2,186,929
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	555,737	4,934,945
Total Exchange Traded Notes (cost $14,292,475)		13,743,578

	Principal Amount
U.S. Government and Agency Obligations - 7.9%
United States Treasury Bills, 0.064%, 06/07/12[4,5] (cost $8,999,353)	$9,000,000	8,999,397
	Shares
Other Investment Companies - 42.4%[2]
BNY Mellon Overnight Government Fund, 0.14%[3]	3,671,090	3,671,090
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	19,737,473	19,737,473
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	25,090,978	25,090,978
Total Other Investment Companies (cost $48,499,541)		48,499,541
Total Investments - 103.4% (cost $116,684,727)		118,178,969
Other Assets, less Liabilities - (3.4)%		(3,840,775)
Net Assets - 100.0%		$114,338,194

The accompanying notes are an integral part of these financial statements.

12

Managers AMG Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2012, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity Fund	$33,378,383	$11,382,241	$(334,927)	$11,047,314
Managers AMG FQ U.S. Equity Fund	45,603,269	6,470,924	(481,724)	5,989,200
Managers AMG FQ Global Alternatives Fund	352,719,953	18,435,449	–	18,435,449
Managers AMG FQ Global Essentials Fund	116,812,042	2,139,244	(772,317)	1,366,927

*	Non-income-producing security.

#	Rounds to less than 0.1%

[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax-Managed U.S. Equity Fund	$717,476	1.6%
Managers AMG FQ U.S. Equity Fund	1,676,819	3.4%
Managers AMG FQ Global Essentials Fund	3,590,327	3.1%

[2]	Yield shown for each investment company represents the April 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Indicates yield to maturity at April 30, 2012

[5]	Some or all of these securities were held as collateral for futures contracts as of April 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$48,101,075	13.0%
Managers AMG FQ Global Essentials Fund	8,999,397	7.9%

[6]	A portion of this investment is held in a segregated account as collateral for forward foreign currency contracts as of April 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$8,130,000	2.2%

As of April 30, 2012, the securities in Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2012:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Managers AMG FQ Global Alternatives Fund
Investments in Securities

Exchange Traded Funds†	$85,186,880	–	–	$85,186,880

U.S. Government and Agency Obligations††	–	$48,101,075	–	48,101,075

Other Investment Companies	237,867,447	–	–	237,867,447

Total Investments in Securities	$323,054,327	$48,101,075	–	$371,155,402

13

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Financial Derivative Instruments-Assets†††

Foreign Exchange Contracts	–	$12,243,476	–	$12,243,476

Equity Contracts	$412,685	–	–	412,685

Interest Rate Contracts	813,943	3,513,865	–	4,327,808

	1,226,628	15,757,341	–	16,983,969

Financial Derivative Instruments-Liabilities†††

Foreign Exchange Contracts	–	(7,737,143)	–	(7,737,143)

Equity Contracts	(2,147,694)	–	–	(2,147,694)

Interest Rate Contracts	(7,607,812)	(739,813)	–	(8,347,625)

	(9,755,506)	(8,476,956)	–	(18,232,462)

Total Financial Derivative Instruments	($8,528,878)	$7,280,385	–	($1,248,493)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Managers AMG FQ Global Essentials Fund
Investments in Securities

Exchange Traded Funds†	$46,936,453	–	–	$46,936,453

Exchange Traded Notes†	13,743,578	–	–	13,743,578

U.S. Government and Agency Obligations††	–	$8,999,397	–	8,999,397

Other Investment Companies	48,499,541	–	–	48,499,541

Total Investments in Securities	$109,179,572	$8,999,397	–	$118,178,969

Financial Derivative Instruments-Assets†††

Equity Contracts	$275,251	–	–	$275,251

Interest Rate Contracts	1,450,589	–	–	1,450,589

	1,725,840	–	–	1,725,840

Financial Derivative Instruments-Liabilities†††

Equity Contracts	(897,040)	–	–	(897,040)

Total Financial Derivative Instruments	$828,800	–	–	$828,800

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.

††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

†††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

As of April 30, 2012, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

14

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

The following schedule shows the fair value of derivative instruments at April 30, 2012:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Managers AMG FQ U.S. Equity Fund	Equity contracts	Receivable for variation margin on futures	–	Payable for variation margin on futures	$490

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Managers AMG FQ Global Alternatives	Equity contracts	Receivable for variation margin on futures*	$795,361	Payable for variation margin on futures*	$717,788

	Interest rate contracts*	Receivable for variation margin on futures*	3,884,811	Payable for variation margin on futures*	744,659

	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	12,243,476	Unrealized depreciation of foreign currency contracts	7,737,143

		Totals	$16,923,648		$9,199,590

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Managers AMG FQ Global Essentials	Equity contracts	Receivable for variation margin on futures*	$73,141	Payable for variation margin on futures*	$233,603

	Interest rate contracts	Receivable for variation margin on futures*	151,486	Payable for variation margin on futures*	64,700

		Totals	$224,627		$298,303

For the six months ended April 30, 2012, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain (loss) on derivatives recognized in income is as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Options	Total

Managers AMG FQ U.S. Equity Fund	Equity contracts	$16,015	$251,040	$267,055

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total

Managers AMG FQ Global Alternatives Fund	Equity contracts	$(13,651,012)	–	$(13,651,012)

	Interest rate contracts	1,349,602	–	1,349,602

	Foreign exchange contracts	–	$16,032,084	16,032,084

	Totals	$(12,301,410)	$16,032,084	$3,730,674

15

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total

Managers AMG FQ Global Essentials Fund	Equity contracts	$2,580,102	–	$2,580,102

	Interest rate contracts	1,838,790	–	1,838,790

	Totals	$4,418,892	–	$4,418,892

The change in unrealized gain/(loss) on derivatives recognized in income is as follows:
Fund	Derivatives not accounted for as hedging instruments	Futures	Options	Total

Managers AMG FQ U.S. Equity Fund	Equity contracts	$(434)	$19,225	$18,791

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total

Managers AMG Global Alternatives	Equity contracts	$2,380,281	–	$2,380,281

	Interest rate contracts	(14,335,685)	–	(14,335,685)

	Foreign exchange contracts	–	$(5,399,724)	(5,399,724)

	Totals	$(11,955,404)	$(5,399,724)	$(17,355,128)

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total

Managers AMG Global Essentials	Equity contracts	$(1,662,935)	–	$(1,662,935)

	Interest rate contracts	2,021,667	–	2,021,667

	Totals	$358,732	–	$358,732

At April 30, 2012, the Funds had the following open written options:

(See Note 8 in the Notes to Financial Statements.)

Managers AMG FQ U.S. Equity Fund

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,450	05/19/12	250	$44,125	$10,375
S&P 500 Index (Call)	1,475	05/19/12	50	4,925	3,075
S&P 500 Index (Put)	1,075	05/19/12	150	7,275	5,775

All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC contracts is Morgan Stanley. (See Note 9 in the Notes to Financial Statements.) At April 30, 2012, the Funds had the following open futures contracts:

Managers AMG FQ Global Alternatives Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)

Amsterdam Index	EUR	307	Long	Exchange	05/18/12	$19,985
Australia 10-Year Bond	AUD	1,492	Short	Exchange	06/15/12	(5,099,529)
Australian SPI 200	AUD	158	Short	Exchange	06/21/12	(575,071)
CAC40 Index	EUR	271	Short	Exchange	05/18/12	(157,690)

16

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)

Canadian 10-Year bond	CAD	58	Long	OTC	06/20/12	$65,761
DAX Index	EUR	51	Long	Exchange	06/15/12	108,759
Euro-Bund 10-Year	EUR	945	Long	OTC	06/07/12	3,448,104
FTSE 100 Index	GBP	225	Long	Exchange	06/15/12	(739,570)
FTSE/MIB Index	EUR	46	Short	Exchange	06/15/12	283,941
Hang Seng Index	HKD	33	Short	Exchange	05/30/12	(87,803)
IBEX 35 Index	EUR	92	Long	Exchange	05/18/12	(336,513)
Japanese 10-Year Bond	JPY	387	Short	Exchange	06/08/12	(694,542)
S&P 500 E-Mini Index	USD	1,098	Short	Exchange	06/15/12	(1,813,742)
S&P/TSX 60 Index	CAD	90	Long	Exchange	06/14/12	(169,078)
TOPIX Index	JPY	79	Long	Exchange	06/07/12	(81,968)
U.K. 10-Year Gilt	GBP	447	Long	Exchange	06/27/12	813,943
U.S. Treasury 10-Year Note	USD	532	Short	OTC	06/20/12	(739,813)
					Total	$(5,754,826)

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)

Amsterdam Index	EUR	24	Long	05/18/12 to 06/15/12	$5,856
Australia 10-Year Bond	AUD	150	Long	06/15/12	487,824
Australian SPI 200	AUD	31	Long	06/21/12	99,901
CAC40 Index	EUR	41	Long	05/18/12 to 06/15/12	(20,535)
Canadian 10-Year bond	CAD	139	Long	06/20/12	74,079
DAX Index	EUR	8	Long	06/15/12	(2,019)
E-Mini MSCI Index	USD	192	Long	06/15/12	(358,685)
Euro-Bund 10-Year	EUR	49	Long	06/07/12	246,052
FTSE 100 Index	GBP	25	Long	06/15/12	(73,191)
FTSE/MIB Index	EUR	18	Long	06/15/12	(228,675)
German 30-Year bond	EUR	33	Long	06/07/12	114,709
Hang Seng Index	HKD	13	Long	05/30/12	34,677
IBEX 35 Index	EUR	18	Long	05/18/12	(65,713)
Japanese 10-Year Bond	JPY	103	Long	06/08/12	109,655

17

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)

Russell 2000 Index	USD	120	Long	06/15/12	$132,458
S&P 500 E-Mini Index	USD	42	Long	06/15/12	46,785
S&P/TSX 60 Index	CAD	21	Long	06/14/12	(48,711)
TOPIX Index	JPY	24	Long	06/07/12	(97,154)
U.K. 10-Year Gilt	GBP	101	Long	06/27/12	195,497
U.S. 30-Year Bond	USD	43	Long	06/20/12	69,467
U.S. Treasury 10-Year Note	USD	70	Long	06/20/12	106,523
				Total	$828,800

Managers AMG FQ U.S. Equity Fund - Futures Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain

S&P 500 E-Mini Index	2	Long	06/15/12	$3,293

At April 30, 2012, the Funds had the following foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to Financial Statements.)

Managers AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)

Australian Dollar	Long	06/20/12	GS	$37,938,596	$38,181,609	$(243,013)
Australian Dollar	Long	06/20/12	GS	4,623,233	4,554,774	68,459
British Pound	Long	06/20/12	GS	77,968,426	75,884,250	2,084,176
British Pound	Long	06/20/12	MS	90,706,474	88,082,868	2,623,606
Canadian Dollar	Long	06/20/12	GS	59,018,200	58,420,742	597,458
Canadian Dollar	Long	06/20/12	GS	21,542,672	21,604,761	(62,089)
Euro	Long	06/20/12	GS	25,543,012	25,351,230	191,782
Euro	Long	06/20/12	MS	61,552,855	61,041,968	510,887
Japanese Yen	Long	06/20/12	GS	95,508,883	93,052,642	2,456,241
New Zealand Dollar	Long	06/20/12	GS	69,458,859	68,658,128	800,731
New Zealand Dollar	Long	06/20/12	GS	4,022,577	4,028,035	(5,458)
New Zealand Dollar	Long	06/20/12	MS	16,261,371	16,104,838	156,533
Swedish Krona	Long	06/20/12	GS	87,628,462	86,611,297	1,017,165
Swedish Krona	Long	06/20/12	GS	29,750,567	30,003,483	(252,916)
Swedish Krona	Long	06/20/12	MS	21,726,368	21,478,201	248,167

18

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Swiss Franc	Long	06/20/12	GS	$17,880,417	$17,791,333	$89,084
Swiss Franc	Long	06/20/12	GS	8,235,787	8,276,036	(40,249)
Australian Dollar	Short	06/20/12	GS	34,731,300	34,991,326	(260,026)
Australian Dollar	Short	06/20/12	GS	23,728,408	23,596,959	131,449
Australian Dollar	Short	06/20/12	MS	109,449,169	108,626,731	822,438
British Pound	Short	06/20/12	GS	40,002,565	40,833,277	(830,712)
Canadian Dollar	Short	06/20/12	GS	27,733,308	28,130,002	(396,694)
Canadian Dollar	Short	06/20/12	MS	24,684,383	24,972,979	(288,596)
Euro	Short	06/20/12	GS	54,396,766	54,890,028	(493,262)
Euro	Short	06/20/12	GS	20,739,349	20,648,018	91,331
Japanese Yen	Short	06/20/12	GS	98,525,814	99,608,957	(1,083,143)
Japanese Yen	Short	06/20/12	MS	38,387,982	38,891,296	(503,314)
New Zealand Dollar	Short	06/20/12	GS	42,976,142	43,153,789	(177,647)
New Zealand Dollar	Short	06/20/12	GS	38,426,936	38,249,699	177,237
New Zealand Dollar	Short	06/20/12	MS	10,913,878	10,839,313	74,565
Swedish Krona	Short	06/20/12	GS	63,004,063	63,601,578	(597,515)
Swedish Krona	Short	06/20/12	GS	14,617,248	14,515,081	102,167
Swiss Franc	Short	06/20/12	GS	162,693,215	164,399,645	(1,706,430)
Swiss Franc	Short	06/20/12	MS	69,186,849	69,982,928	(796,079)

			Totals	$1,603,564,134	$1,599,057,801	$4,506,333

Investments Definitions and Abbreviations:

REIT:	Real Estate Investment Trust

Currency and Counterparty Abbreviations:

MS:	Morgan Stanley	GS:	Goldman Sachs Group, Inc.
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-Counter

19

Managers AMG Funds

Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives Fund	FQ Global Essentials Fund
Assets:
Investments at value* (including securities on loan valued at $717,476 , $1,676,819 , $0 , and $3,590,327, respectively)	$44,425,697	$51,592,469	$371,155,402	$118,178,969
Cash collateral for futures	–	77,000	–	–
Receivable for variation margin on futures contracts	–	–	4,680,172	224,627
Receivable for Fund shares sold	2,033	15,074	1,715,178	105,964
Receivable from affiliate	6,556	4,568	233,209	–
Unrealized appreciation on forward foreign currency contracts	–	–	12,243,476	–
Foreign currency holdings**	–	–	155,450	–
Dividends, interest and other receivables	18,743	40,772	46,260	38,059
Prepaid expenses	22,509	24,701	52,779	29,276
Total assets	44,475,538	51,754,584	390,281,926	118,576,895
Liabilities:
Unrealized depreciation on forward foreign currency contracts	–	–	7,737,143	–
Payable for broker collateral on forward currency contracts	–	–	8,130,000	–
Foreign currency holdings	–	–	–	920
Payable upon return of securities loaned	741,579	1,730,359	–	3,671,090
Payable for Fund shares repurchased	11,563	22,862	2,884,481	139,706
Payable for variation margin on futures contracts	–	490	1,462,446	298,303
Payable to custodian	–	1,320	12	–
Written options (premium received $56,325)	–	37,100	–	–
Accrued expenses:
Investment management and advisory fees	30,325	14,243	526,675	55,630
Shareholder servicing fees - Class A	–	–	9,729	–
Shareholder servicing fees - Investor Class	–	–	–	2,966
Shareholder servicing fees - Service Class	–	–	46,268	459
Administrative fees	–	10,174	77,452	23,179
Distribution fees - Class A	636	2,594	57,835	–
Distribution fees - Class C	2,523	471	17,524	–
Distribution fees - Investor Class	–	–	–	2,966
Custodian	8,331	8,777	36,943	6,529
Professional fees	16,788	13,395	52,912	21,386
Trustees fees and expenses	1,067	974	6,511	1,957
Other	10,988	12,593	166,156	13,610
Total liabilities	823,800	1,855,352	21,212,087	4,238,701

Net Assets	$43,651,738	$49,899,232	$369,069,839	$114,338,194
* Investments at cost	$33,378,383	$45,461,907	$352,719,955	$116,684,727
** Foreign currency at cost	–	–	$153,826	–

The accompanying notes are an integral part of these financial statements.

20

Managers AMG Funds

Statements of Assets and Liabilities

April 30, 2012 (continued)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives Fund	FQ Global Essentials Fund

Net Assets Represent:
Paid-in capital	$58,237,090	$57,575,053	$351,545,947	$133,039,187
Undistributed net investment income (loss)	40,510	65,061	(12,661,281)	21,026
Accumulated net realized gain (loss) from investments and foreign currency transactions	(25,673,176)	(13,893,962)	12,990,452	(21,049,702)
Net unrealized appreciation of investments and foreign currency translations	11,047,314	6,153,080	17,194,721	2,327,683
Net Assets	$43,651,738	$49,899,232	$369,069,839	$114,338,194
Class A Shares:
Net Assets	$3,094,775	$12,679,483	$274,154,652	n/a
Shares outstanding	201,290	1,018,686	29,929,990	n/a
Net asset value and redemption price per share	$15.37	$12.45	$9.16	n/a
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100% - 5.75%)	$16.31	$13.21	$9.72	n/a
Class C Shares:
Net Assets	$3,119,740	$578,445	$20,716,457	n/a
Shares outstanding	209,470	46,523	2,339,128	n/a
Net asset value and redemption price per share	$14.89	$12.43	$8.86	n/a
Investor Shares:
Net Assets	n/a	n/a	n/a	$14,464,165
Shares outstanding	n/a	n/a	n/a	1,113,016
Net asset value and redemption price per share	n/a	n/a	n/a	$13.00
Service Shares:
Net Assets	n/a	n/a	$48,967,260	$2,284,512
Shares outstanding	n/a	n/a	5,306,442	175,142
Net asset value and redemption price per share	n/a	n/a	$9.23	$13.04
Institutional Class Shares:
Net Assets	$37,437,223	$36,641,304	$25,231,470	$97,589,517
Shares outstanding	2,444,030	2,931,956	2,726,706	7,470,065
Net asset value and redemption price per share	$15.32	$12.50	$9.25	$13.06

The accompanying notes are an integral part of these financial statements.

21

Managers AMG Funds

Statements of Operations

For the six months ended April 30, 2012 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives Fund	FQ Global Essentials Fund
Investment Income:
Dividend income	$258,746	$701,428	$1,123,103	$548,558
Interest income	–	–	13,372	3,835
Securities lending fees	11,401	3,602	–	13,071
Foreign withholding tax	–	(21)	–	–
Total investment income	270,147	705,009	1,136,475	565,464
Expenses:
Investment management and advisory fees	178,852	82,845	3,499,038	315,156
Administrative fees	–	59,175	514,564	131,316
Distribution fees - Class A	3,823	15,894	394,839	–
Distribution fees - Class C	14,473	2,675	118,552	–
Distribution fees - Investor Class	–	–	–	14,800
Registration fees	24,576	21,074	67,379	21,551
Professional fees	16,350	18,093	46,095	22,603
Transfer agent	15,198	16,448	643,984	30,361
Custodian	8,368	10,569	39,543	9,261
Reports to shareholders	3,307	5,313	79,807	5,303
Trustees fees and expenses	2,011	2,119	22,339	4,291
Interest expense on futures	–	–	16,906	605
Miscellaneous	1,427	1,988	12,135	2,747
Total expenses before offsets	268,385	236,193	5,455,181	557,994
Fee waivers	–	–	(52,384)	(7,483)
Expense reimbursements	(41,632)	(30,494)	(1,496,067)	(6,863)
Expense repayments	–	–	–	235
Expense reductions	(13)	(15)	(140)	(32)
Net expenses	226,740	205,684	3,906,590	543,851

Net investment income (loss)	43,407	499,325	(2,770,115)	21,613
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,158,026	981,719	5,978,005	112,111
Net realized gain (loss) on futures contracts	–	16,015	(12,301,410)	4,418,892
Net realized gain (loss) on foreign currency transactions	–	–	16,253,759	(1,993)
Net realized gain on written options	–	251,040	–	–
Net change in unrealized appreciation (depreciation) of investments	1,928,767	3,572,649	3,619,139	989,054
Net change in unrealized appreciation (depreciation) of futures contracts	–	(434)	(11,955,404)	358,732
Net change in unrealized appreciation (depreciation) on foreign currency translations	–	–	(5,452,310)	(2,325)
Net change in unrealized appreciation (depreciation) on written options	–	19,225	–	–
Net realized and unrealized gain (loss)	5,086,793	4,840,214	(3,858,221)	5,874,471

Net increase (decrease) in net assets resulting from operations	$5,130,200	$5,339,539	$(6,628,336)	$5,896,084

The accompanying notes are an integral part of these financial statements.

22

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2012 (unaudited) and for the fiscal year ended October 31, 2011

	FQ Tax-Managed U.S. Equity		FQ U.S. Equity
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$43,407	$43,027	$499,325	$507,605
Net realized gain on investments, futures, foreign currency contracts and transactions	3,158,026	3,749,235	1,248,774	6,941,179
Net change in unrealized appreciation (depreciation) of investments, futures and foreign currency translations	1,928,767	825,388	3,591,440	(1,622,919)
Net increase in net assets resulting from operations	5,130,200	4,617,650	5,339,539	5,825,865
Distributions to Shareholders:
From net investment income:
Class A	–	(3,644)	(205,847)	(159,399)
Class C	–	–	(2,204)	(936)
Institutional Class	(35,481)	(171,545)	(678,114)	(351,744)
Total distributions to shareholders	(35,481)	(175,189)	(886,165)	(512,079)
From Capital Share Transactions:[1]
Proceeds from sale of shares	1,279,695	3,331,036	2,576,800	4,445,104
Reinvestment of dividends and distributions	33,691	165,795	870,141	505,527
Cost of shares repurchased	(4,357,348)	(12,969,547)	(4,737,120)	(15,334,816)
Net decrease from capital share transactions	(3,043,962)	(9,472,716)	(1,290,179)	(10,384,185)

Total increase (decrease) in net assets	2,050,757	(5,030,255)	3,163,195	(5,070,399)
Net Assets:
Beginning of period	41,600,981	46,631,236	46,736,037	51,806,436
End of period	$43,651,738	$41,600,981	$49,899,232	$46,736,037
End of period undistributed net investment income	$40,510	$32,584	$65,061	$451,901

Share Transactions:[1]
Sale of shares	88,314	247,826	211,992	398,572
Reinvested shares from dividends and distributions	2,456	12,399	74,113	46,374
Shares repurchased	(304,517)	(946,051)	(403,468)	(1,346,991)
Net decrease in shares	(213,747)	(685,826)	(117,363)	(902,045)

[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

23

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2012 (unaudited) and for the fiscal year ended October 31, 2011

	FQ Global Alternatives		FQ Global Essentials
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,770,115)	$(8,770,804)	$21,613	$567,999
Net realized gain (loss) on investments, futures, foreign currency contracts and transactions	9,930,354	(83,381,052)	4,529,010	7,085,975
Net change in unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(13,788,575)	19,290,880	1,345,461	(2,608,709)
Net increase (decrease) in net assets resulting from operations	(6,628,336)	(72,860,976)	5,896,084	5,045,265
Distributions to Shareholders:
From net investment income:
Investor Class	–	–	(422,712)	(4,527,841)
Service Class	–	–	(57,632)	–
Institutional Class	–	–	(3,809,314)	–
Total distributions to shareholders	–	–	(4,289,658)	(4,527,841)
From Capital Share Transactions:[1]
Proceeds from sale of shares	80,458,610	453,688,645	21,332,470	18,846,211
Reinvestment of dividends and distributions	–	–	4,211,765	4,452,811
Cost of shares repurchased	(169,945,497)	(523,328,958)	(8,674,425)	(28,592,316)
Net increase (decrease) from capital share transactions	(89,486,887)	(69,640,313)	16,869,810	(5,293,294)

Total increase (decrease) in net assets	(96,115,223)	(142,501,289)	18,476,236	(4,775,870)
Net Assets:
Beginning of period	465,185,062	607,686,351	95,861,958	100,637,828
End of period	$369,069,839	$465,185,062	$114,338,194	$95,861,958
End of period net investment income (loss)	$(12,661,281)	$(9,891,166)	$21,026	$4,289,071

Share Transactions:[1]
Sale of shares	8,776,134	45,743,279	1,649,145	1,508,329
Reinvested shares from dividends and distributions	–	–	336,814	371,134
Shares repurchased	(18,526,591)	(55,138,398)	(673,505)	(2,313,395)
Net increase (decrease) in shares	(9,750,457)	(9,395,119)	1,312,454	(433,932)

[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012	For the fiscal year ended October 31,
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.63	$12.47	$10.01	$9.99	$16.75	$13.91
Income from Investment Operations:
Net investment income (loss)	0.00[3,4]	(0.01)[3]	0.02[3]	0.09	0.10	0.02
Net realized and unrealized gain (loss) on investments	1.74[3]	1.18[3]	2.44[3]	0.04	(6.81)	2.82
Total from investment operations	1.74	1.17	2.46	0.13	(6.71)	2.84
Less Distributions to Shareholders from:
Net investment income	–	(0.01)	–	(0.11)	(0.05)	–
Net Asset Value, End of Period	$15.37	$13.63	$12.47	$10.01	$9.99	$16.75
Total Return[1]	12.77%[5]	9.40%	24.58%	1.53%	(40.15)%[6]	20.42%
Ratio of net expenses to average net assets	1.24%[7]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets[1]	0.04%[7]	(0.07)%	0.22%	0.45%	0.67%	0.30%
Portfolio turnover	15%[5]	40%	81%	147%	136%	65%
Net assets at end of period (000’s omitted)	$3,095	$3,049	$4,116	$7,175	$15,334	$23,803

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.44%[7]	1.36%	1.44%	1.43%	1.28%	1.32%
Ratio of net investment income (loss) to average net assets	(0.16)%[7]	(0.19)%	0.02%	0.26%	.63%	0.22%

	For the six months ended April 30, 2012	For the fiscal year ended October 31,
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.25	$12.21	$9.87	$9.82	$16.53	$13.83
Income from Investment Operations:
Net investment income (loss)	(0.05)[3]	(0.11)[3]	(0.06)[3]	(0.03)	(0.02)	0.00[4]
Net realized and unrealized gain (loss) on investments	1.69[3]	1.15[3]	2.40[3]	0.09	(6.69)	2.70
Total from investment operations	1.64	1.04	2.34	0.06	(6.71)	2.70
Less Distributions to Shareholders from:
Net investment income	–	–	–	(0.01)	–	–
Net Asset Value, End of Period	$14.89	$13.25	$12.21	$9.87	$9.82	$16.53
Total Return[1]	12.38%[5]	8.52%	23.71%	0.66%	(40.56)%	19.52%[6]
Ratio of net expenses to average net assets	1.99%[7]	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment loss to average net assets[1]	(0.71)%[7]	(0.82)%	(0.53)%	(0.31)%	(0.09)%	(0.36)%
Portfolio turnover	15%[5]	40%	81%	147%	136%	65%
Net assets at end of period (000’s omitted)	$3,120	$2,811	$3,095	$4,513	$6,693	$9,490

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.19%[7]	2.11%	2.19%	2.18%	2.03%	2.07%
Ratio of net investment loss to average net assets	(0.91)%[7]	(0.94)%	(0.73)%	(0.50)%	(0.13)%	(0.44)%

25

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012	For the fiscal year ended October 31,
Institutional Class	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.58	$12.43	$9.98	$9.99	$16.80	$13.93
Income from Investment Operations:
Net investment income	0.02[3]	0.02[3]	0.05[3]	0.07	0.13	0.06
Net realized and unrealized gain (loss) on investments	1.73[3]	1.19[3]	2.43[3]	0.07	(6.87)	2.82
Total from investment operations	1.75	1.21	2.48	0.14	(6.74)	2.88
Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.06)	(0.03)	(0.15)	(0.07)	(0.01)
Net Asset Value, End of Period	$15.32	$13.58	$12.43	$9.98	$9.99	$16.80
Total Return[1]	12.93%[5]	9.70%	24.92%	1.65%	(40.26)%	20.68%
Ratio of net expenses to average net assets	0.99%[7]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	0.29%[7]	0.18%	0.45%	0.69%	0.92%	0.37%
Portfolio turnover	15%[5]	40%	81%	147%	136%	65%
Net assets at end of period (000’s omitted)	$37,437	$35,741	$39,420	$39,366	$48,882	$95,510

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.19%[7]	1.11%	1.19%	1.18%	1.03%	1.07%
Ratio of net investment income to average net assets	0.09%[7]	0.06%	0.25%	0.50%	0.88%	0.29%

26

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012 (unaudited)
		For the year ended October 31,
Class A		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$11.30	$10.29	$8.93	$8.63	$15.43	$14.88

Income from Investment Operations:

Net investment income	0.11[3]	0.09[3]	0.10	0.11	0.09	0.17

Net realized and unrealized gain (loss) on investments	1.23[3]	1.01[3]	1.37	0.32	(5.14)	2.05

Total from investment operations	1.34	1.10	1.47	0.43	(5.05)	2.22

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.09)	(0.11)	(0.13)	(0.14)	(0.16)

Net realized gain on investments	–	–	–	–	(1.61)	(1.51)

Total distributions to shareholders	(0.19)	(0.09)	(0.11)	(0.13)	(1.75)	(1.67)

Net Asset Value, End of Period	$12.45	$11.30	$10.29	$8.93	$8.63	$15.43

Total Return[1]	11.94%[5]	10.72%	16.57%	5.21%	(36.64)%	16.28%

Ratio of net expenses to average net assets	1.04%[7]	1.04%[8]	1.04%	1.04%	1.04%	1.04%

Ratio of net investment income to average net assets[1]	1.94%[7]	0.83%[8]	0.98%	1.35%	1.07%	0.56%

Portfolio turnover	67%[5]	138%	117%	151%	227%	106%

Net assets at end of period (000’s omitted)	$12,679	$12,966	$18,755	$18,588	$22,966	$21,773

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.17%[7]	1.13%	1.15%	1.29%	1.16%	1.08%

Ratio of net investment income to average net assets	1.81%[7]	0.74%	0.87%	1.10%	0.95%	0.52%

	For the six months ended April 30, 2012 (unaudited)

		For the fiscal year ended October 31,
Class C		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$11.20	$10.20	$8.83	$8.52	$15.27	$14.85

Income from Investment Operations:

Net investment income	0.07[3]	0.01[3]	0.07	0.06	0.04	0.13

Net realized and unrealized gain (loss) on investments	1.21[3]	1.00[3]	1.32	0.31	(5.13)	1.96

Total from investment operations	1.28	1.01	1.39	0.37	(5.09)	2.09

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.01)	(0.02)	(0.06)	(0.05)	(0.16)

Net realized gain on investments	–	–	–	–	(1.61)	(1.51)

Total distributions to shareholders	(0.05)	(0.01)	(0.02)	(0.06)	(1.66)	(1.67)

Net Asset Value, End of Period	$12.43	$11.20	$10.20	$8.83	$8.52	$15.27

Total Return[1]	11.44%[5]	9.94%	15.75%	4.42%	(37.12)%	15.35%

Ratio of net expenses to average net assets	1.79%[7]	1.79%[8]	1.79%	1.79%	1.79%	1.79%

Ratio of net investment income (loss) to average net assets[1]	1.19%[7]	0.08%[8]	0.24%	0.67%	0.37%	(0.13)%

Portfolio turnover	67%[5]	138%	117%	151%	227%	106%

Net assets at end of period (000’s omitted)	$578	$520	$742	$840	$1,158	$2,326

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.92%[7]	1.88%	1.90%	2.04%	1.91%	1.83%

Ratio of net investment income (loss) to average net assets	1.06%[7]	(0.01)%	0.13%	0.42%	0.25%	(0.17)%

27

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012 (unaudited)

		For the fiscal year ended October 31,
Institutional Class		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$11.38	$10.35	$8.99	$8.68	$15.49	$14.90

Income from Investment Operations:

Net investment income	0.13[3]	0.12[3]	0.13	0.14	0.19	0.15

Net realized and unrealized gain (loss) on investments	1.23[3]	1.03[3]	1.37	0.32	(5.23)	2.11

Total from investment operations	1.36	1.15	1.50	0.46	(5.04)	2.26

Less Distributions to Shareholders from:

Net investment income	(0.24)	(0.12)	(0.14)	(0.15)	(0.16)	(0.16)

Net realized gain on investments	–	–	–	–	(1.61)	(1.51)

Total distributions to shareholders	(0.24)	(0.12)	(0.14)	(0.15)	(1.77)	(1.67)

Net Asset Value, End of Period	$12.50	$11.38	$10.35	$8.99	$8.68	$15.49

Total Return[1]	12.07%[5]	11.12%	16.75%	5.56%	(36.43)%	16.54%

Ratio of net expenses to average net assets	0.79%[7]	0.79%[8]	0.79%	0.79%	0.79%	0.79%

Ratio of net investment income to average net assets[1]	2.19%[7]	1.08%[8]	1.22%	1.58%	1.36%	0.96%

Portfolio turnover	67%[5]	138%	117%	151%	227%	106%

Net assets at end of period (000’s omitted)	$36,641	$33,250	$32,309	$31,175	$35,135	$82,915

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	0.92%[7]	0.88%	0.90%	1.04%	0.91%	0.83%

Ratio of net investment income to average net assets	2.06%[7]	0.99%	1.11%	1.33%	1.24%	0.92%

28

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012 (unaudited)

		For the fiscal year ended October 31,
Class A		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$9.30	$10.24	$9.96	$11.00	$9.94	$9.73

Income from Investment Operations:

Net investment income (loss)[3]	(0.06)	(0.14)	(0.14)	(0.09)	0.04	0.18

Net realized and unrealized gain (loss) on investments[3]	(0.08)	(0.80)	0.42	(0.27)	1.15	0.22

Total from investment operations	(0.14)	(0.94)	0.28	(0.36)	1.19	0.40

Less Distributions to Shareholders from:

Net investment income	–	–	–	(0.68)[9]	(0.03)	(0.19)

Net realized gain on investments	–	–	–	–	(0.10)	–

Total distributions to shareholders	–	–	–	(0.68)	(0.13)	(0.19)

Net Asset Value, End of Period	$9.16	$9.30	$10.24	$9.96	$11.00	$9.94

Total Return[1]	(1.51)%[5]	(9.18)%[6]	2.81%[6]	(3.15)%	12.17%[6]	4.11%[6]

Ratio of net expenses to average net assets	1.92%[7]	1.92%[10]	1.91%	2.00%	2.26%	2.50%

Ratio of net investment income (loss) to average net assets[1]	(1.38)%[7]	(1.47)%[10]	(1.39)%	(0.88)%	0.36%	1.72%

Portfolio turnover	0%[4,5]	12%	17%	77%	133%	104%

Net assets at end of period (000’s omitted)	$274,155	$362,659	$518,118	$206,153	$89,232	$37,716

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	2.67%[7]	2.58%	2.55%	2.44%	2.45%	2.56%

Ratio of net investment income (loss) to average net assets	(2.13)%[7]	(2.13)%	(2.03)%	(1.32)%	0.17%	1.66%

	For the six months ended April 30, 2012 (unaudited)

		For the fiscal year ended October 31,
Class C		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$9.02	$9.98	$9.77	$10.81	$9.82	$9.69

Income from Investment Operations:

Net investment income (loss)[3]	(0.08)	(0.19)	(0.20)	(0.16)	(0.04)	0.11

Net realized and unrealized gain (loss) on investments[3]	(0.08)	(0.77)	0.41	(0.26)	1.13	0.21

Total from investment operations	(0.16)	(0.96)	0.21	(0.42)	1.09	0.32

Less Distributions to Shareholders from:

Net investment income	–	–	–	(0.62)[9]	(0.01)	(0.19)

Net realized gain on investments	–	–	–	–	(0.09)	–

Total distributions to shareholders	–	–	–	(0.62)	(0.10)	(0.19)

Net Asset Value, End of Period	$8.86	$9.02	$9.98	$9.77	$10.81	$9.82

Total Return[1]	(1.77)%[5]	(9.62)%	2.15%	(3.86)%	11.31%[6]	3.30%[6]

Ratio of net expenses to average net assets	2.47%[7]	2.48%[10]	2.51%	2.75%	3.02%	3.25%

Ratio of net investment income (loss) to average net assets[1]	(1.93)%[7]	(2.03)%[10]	(2.00)%	(1.68)%	(0.38)%	1.03%

Portfolio turnover	0%[4,5]	12%	17%	77%	133%	104%

Net assets at end of period (000’s omitted)	$20,716	$27,611	$45,664	$30,067	$12,128	$7,464

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	3.22%[7]	3.14%	3.14%	3.19%	3.21%	3.31%

Ratio of net investment income (loss) to average net assets	(2.68)%[7]	(2.69)%	(2.63)%	(2.12)%	(0.57)%	0.97%

29

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Service Class	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010#

Net Asset Value, Beginning of Period	$9.36	$10.27	$9.97

Income from Investment Operations:

Net investment loss[3]	(0.05)	(0.11)	(0.10)

Net realized and unrealized gain (loss) on investments[3]	(0.08)	(0.80)	0.40

Total from investment operations	(0.13)	(0.91)	0.30

Net Asset Value, End of Period	$9.23	$9.36	$10.27

Total Return[1]	(1.39)%[5]	(8.86)%	3.01%[5]

Ratio of net expenses to average net assets	1.67%[7]	1.63%[10]	1.70%[7]

Ratio of net investment loss to average net assets[1]	(1.13)%[7]	(1.18)%[10]	(1.17)%[7]

Portfolio turnover	0%[4,5]	12%	17%[5]

Net assets at end of period (000’s omitted)	$48,967	$43,870	$18,049

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	2.42%[7]	2.29%	2.36%[7]

Ratio of net investment loss to average net assets	(1.88)%[7]	(1.84)%	(1.83)%[7]

Institutional Class	For the six months ended April, 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal year ended October 31, 2010#

Net Asset Value, Beginning of Period	$9.38	$10.28	$9.97

Income from Investment Operations:

Net investment loss[3]	(0.04)	(0.10)	(0.08)

Net realized and unrealized gain (loss) on investments[3]	(0.09)	(0.80)	0.39

Total from investment operations	(0.13)	(0.90)	0.31

Net Asset Value, End of Period	$9.25	$9.38	$10.28

Total Return[1]	(1.39)%[5]	(8.75)%[6]	3.11%[5,6]

Ratio of net expenses to average net assets	1.47%[7]	1.48%[10]	1.48%[7]

Ratio of net investment loss to average net assets[1]	(0.93)%[7]	(1.03)%[10]	(0.95)%[7]

Portfolio turnover	0%[4,5]	12%	17%[5]

Net assets at end of period (000’s omitted)	$25,231	$31,045	$25,856

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	2.22%[7]	2.14%	2.14%[7]

Ratio of net investment loss to average net assets	(1.68)%[7]	(1.69)%	(1.61)%[7]

30

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010*

Net Asset Value, Beginning of Period	$12.80	$12.73	$11.36

Income from Investment Operations:

Net investment income (loss)[3]	(0.03)	0.01	(0.07)

Net realized and unrealized gain on investments[3]	0.74	0.62	1.44

Total from investment operations	0.71	0.63	1.37

Less Distributions to Shareholders from:

Net investment income	(0.51)	(0.56)[11]	–

Net Asset Value, End of Period	$13.00	$12.80	$12.73

Total Return[1]	5.82%[5]	5.23%[6]	12.06%[5,6]

Ratio of net expenses to average net assets	1.48%[7]	1.47%	1.46%[7]

Ratio of net investment income (loss) to average net assets[1]	(0.45)%[7]	0.06%	(0.72)%[7]

Portfolio turnover	9%[5]	80%	127%[5]

Net assets at end of period (000’s omitted)	$14,464	$7,824	$6,517

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.50%[7]	1.52%	1.54%[7]

Ratio of net investment income (loss) to average net assets	(0.47)%[7]	0.01%	(0.80)%[7]

Service Class	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31,2011	For the fiscal period ended October 31, 2010*

Net Asset Value, Beginning of Period	$12.86	$12.77	$11.36

Income from Investment Operations:

Net investment income (loss)[3]	(0.01)	0.03	(0.04)

Net realized and unrealized gain on investments[3]	0.74	0.62	1.45

Total from investment operations	0.73	0.65	1.41

Less Distributions to Shareholders from:

Net investment income	(0.55)	(0.56)[11]	–

Net Asset Value, End of Period	$13.04	$12.86	$12.77

Total Return[1]	5.86%[5]	5.44%	12.41%[5]

Ratio of net expenses to average net assets	1.11%[7]	1.15%	1.17%[7]

Ratio of net investment income (loss) to average net assets[1]	(0.09)%[7]	0.24%	(0.43)%[7]

Portfolio turnover	9%[5]	80%	127%[5]

Net assets at end of period (000’s omitted)	$2,285	$1,103	$217

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.13%[7]	1.20%	1.25%[7]

Ratio of net investment income (loss) to average net assets	(0.11)%[7]	0.19%	(0.51)%[7]

31

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012 (unaudited)

		For the fiscal year ended October 31,
Institutional Class		2011	2010**	2009	2008	2007

Net Asset Value, Beginning of Period	$12.88	$12.77	$11.16	$9.82	$16.49	$14.24

Income from Investment Operations:

Net investment income (loss)	0.01[3]	0.08[3]	(0.01)[3]	0.47[3]	0.45[3]	0.08

Net realized and unrealized gain (loss) on investments	0.73[3]	0.61[3]	1.72[3]	1.35[3]	(6.65)[3]	2.31

Total from investment operations	0.74	0.69	1.71	1.82	(6.20)	2.39

Less Distributions to Shareholders from:

Net investment income	(0.56)	(0.58)[11]	(0.10)	(0.48)	(0.47)	(0.14)

Net Asset Value, End of Period	$13.06	$12.88	$12.77	$11.16	$9.82	$16.49

Total Return[1]	5.96%[5]	5.70%[6]	15.41%[6,7]	19.67%	(38.66)%	16.94%

Ratio of net expenses to average net assets	0.98%[7]	0.97%	0.97%	0.92%	0.80%	0.90%

Ratio of net investment income (loss) to average net assets[1]	0.10%[7]	0.64%	(0.09)%	4.82%	3.18%	0.52%

Portfolio turnover	9%[5]	80%	127%	213%	143%	123%

Net assets at end of period (000’s omitted)	$97,590	$86,935	$93,903	$80,584	$78,339	$175,105

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	1.00%[7]	1.02%	1.05%	1.17%	1.08%	1.10%

Ratio of net investment income (loss) to average net assets	0.08%[7]	0.59%	(0.17)%	4.57%	2.90%	0.32%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds presented on the previous pages.

#	Commencement of operations was on January 1, 2010.
*	Investor Class and Service Class shares commenced operations on January 1, 2010.
**	Effective January 1, 2010, existing shares of Managers AMG FQ Global Essentials Fund were reclassified and redesignated as Institutional Class shares.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than $0.01, ($0.01) or 0.00%.
[5]	Not annualized.
[6]	The total return is based on the Financial Statement Net Asset Values as shown above.
[7]	Annualized.
[8]	Excludes tax expense for the fiscal year ended October 31, 2011, of 0.01%.
[9]

The per share net investment income distribution shown for Class A shares and Class C shares includes $0.67 and $0.61, respectively, of distributions from foreign currency gains. (See Note 1(d) of Notes to Financial Statements.)

[10]	Includes interest expense for the fiscal year ended October 31, 2011 of 0.01%.
[11]	The per share income distribution shown for the Institutional, Service, and Investor Class shares represents income derived from currency gains. (See Note 1)(d) of Notes to Financial Statements.)

32

Notes to Financial Statements

April 30, 2012 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund (“U.S. Equity”), Managers AMG FQ Global Alternatives Fund (“Global Alternatives”) and Managers AMG FQ Global Essentials Fund (“Global Essentials”), each a “Fund” and collectively the “Funds.”

Global Essentials offers three classes of shares, Investor, Service and Institutional, while Global Alternatives offers four classes of shares, Class A, Class C, Service and Institutional, each offering varying levels of shareholder servicing and /or 12b-1 fees.

Each Fund except Global Essentials offers Class A and Class C shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each Fund offers Institutional Class shares, available with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. A Fund’s investment in derivative instruments traded in foreign markets (including futures contracts on equity and fixed-income securities and security indexes and options on futures contracts, securities and security indexes) are priced based on the market quotation of such instruments in their respective principal markets as of the close of regular business on the NYSE. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty

33

Notes to Financial Statements (continued)

of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2012, the Funds had no balance credits.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2012, overdraft fees for Tax-Managed, U.S. Equity, Global Alternatives, and Global Essentials equaled $9, $24, $4 and $0 respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2012, the transfer agent expense was reduced as follows: Tax-Managed – $13, U.S. Equity - $15, Global Alternatives - $140, and Global Essentials - $32.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended April 30, 2012, the management fee was reduced as follows: Global Alternatives - $52,384, or 0.02% annualized, and Global Essentials - $7,483, or 0.01% annualized.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book

34

Notes to Financial Statements (continued)

and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

New Tax Law: Regulated Investment Company Modernization Act:

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RIC”). Some highlights of the enacted provisions are as follows:

New post-enactment capital losses may now be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act repealed the 60-day designation requirement for certain types of pass-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31, or December 31, reducing the circumstances under which a RIC might be required to send shareholders amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The Funds’ first taxable year subject to the Act will be the current year ended October 31, 2012.

f.	Capital Loss Carryovers and Deferrals

As of April 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amount		Expires
Fund	Short-Term	Long-Term	October 31,
Tax-Managed
(Pre-Enactment)	$22,952,492	—	2017
(Pre-Enactment)	5,878,710	—	2016

	$28,831,202	—

U.S. Equity
(Pre-Enactment)	$14,976,925	—	2017

Global Essentials
(Pre-Enactment)	$19,442,096	—	2017
(Pre-Enactment)	5,312,619	—	2016

	$24,754,715	—

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

35

Notes to Financial Statements (continued)

For the six months ended April 30, 2012 and the fiscal year ended October 31, 2011, the capital stock transactions by class for the Funds were as follows:

	Tax-Managed				U.S. Equity
	April 30, 2012		October 31, 2011		April 30, 2012		October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	8,732	$127,581	9,926	$133,378	74,958	$882,320	194,449	$2,156,701
Reinvestment of distributions	—	—	205	2,755	17,382	203,210	14,495	157,418
Cost of shares repurchased	(31,170)	(448,041)	(116,450)	(1,577,937)	(220,670)	(2,596,697)	(885,421)	(10,198,448)

Net decrease	(22,438)	$(320,460)	(106,319)	$(1,441,804)	(128,330)	$(1,511,167)	(676,477)	$(7,884,329)

Class C:
Proceeds from sale of shares	12,439	$179,415	27,555	$364,730	2,913	$34,740	7,247	$84,049
Reinvestment of distributions	—	—	—	—	171	2,034	69	748
Cost of shares repurchased	(15,086)	(210,461)	(68,969)	(915,731)	(2,994)	(33,401)	(33,680)	(381,556)

Net increase (decrease)	(2,647)	$(31,046)	(41,414)	$(551,001)	90	$3,373	(26,364)	$(296,759)

Institutional Class:
Proceeds from sale of shares	67,143	$972,699	210,345	$2,832,928	134,121	$1,659,740	196,876	$2,204,354
Reinvestment of distributions	2,456	33,691	12,194	163,040	56,560	664,897	31,810	347,361
Cost of shares repurchased	(258,261)	(3,698,846)	(760,632)	(10,475,879)	(179,804)	(2,107,022)	(427,890)	(4,754,812)

Net Increase (decrease)	(188,662)	$(2,692,456)	(538,093)	$(7,479,911)	10,877	$217,615	(199,204)	$(2,203,097)

	Global Alternatives
	April 30, 2012		October 31, 2011
	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	6,018,908	$55,107,316	34,772,313	$344,907,661
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(15,080,511)	(138,402,430)	(46,381,683)	(441,562,835)

Net decrease	(9,061,603)	$(83,295,114)	(11,609,370)	$(96,655,174)

Class C:
Proceeds from sale of shares	75,861	$669,056	906,555	$8,852,200
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(798,769)	(7,098,947)	(2,418,624)	(22,468,584)

Net decrease	(722,908)	$(6,429,891)	(1,512,069)	$(13,616,384)

Service Class:
Proceeds from sale of shares	1,948,919	$17,936,851	5,119,566	$50,984,690
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(1,330,147)	(12,259,701)	(2,188,777)	(20,888,185)

Net increase	618,772	$5,677,150	2,930,789	$30,096,505

Institutional Class:
Proceeds from sale of shares	732,446	$6,745,387	4,944,845	$48,944,094
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(1,317,164)	(12,184,419)	(4,149,314)	(38,409,354)

Net increase (decrease)	(584,718)	$(5,439,032)	795,531	$10,534,740

36

Notes to Financial Statements (continued)

	Global Essentials
	April 30, 2012		October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	593,389	$7,637,455	738,481	$9,210,561
Reinvestment of distributions	33,898	422,712	26,580	318,163
Cost of shares repurchased	(125,642)	(1,612,843)	(665,456)	(8,191,276)

Net increase	501,645	$6,447,324	99,605	$1,337,448

Service Class:
Proceeds from sale of shares	89,642	$1,158,663	68,839	$863,691
Reinvestment of distributions	4,611	57,632	838	10,058
Cost of shares repurchased	(4,932)	(63,083)	(870)	(10,696)

Net increase	89,321	$1,153,212	68,807	$863,053

Institutional Class:
Proceeds from sale of shares	966,114	$12,536,352	701,009	$8,771,959
Reinvestment of distributions	298,305	3,731,421	343,716	4,124,590
Cost of shares repurchased	(542,931)	(6,998,499)	(1,647,069)	(20,390,344)

Net increase (decrease)	721,488	$9,269,274	(602,344)	$(7,493,795)

At April 30, 2012, (unaudited) certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Tax-Managed - two collectively own 33%; Global Alternatives - one collectively owns 14%. Transactions by these shareholders may have a material impact on the Funds.

h. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i.	Foreign Securities

Certain Portfolios invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an investment management agreements (each, an “Investment Management Agreement”) under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a subadvisory agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant.

Tax-Managed is obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.85% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Tax-Managed Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a reimbursement agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity, Global Alternatives and Global Essentials are obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.35%, 1.70% and 0.60%, respectively, of the average daily net assets of the applicable Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor.

The Investment Manager has contractually agreed, through at least March 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee

37

Notes to Financial Statements (continued)

waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees and distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, U.S. Equity, Global Alternatives and Global Essentials to 0.99%, 0.79%, 1.49% and 0.99%, respectively, of each Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended April 30, 2012, each Fund’s components of reimbursement are detailed in the following charts:

	Tax-Managed	U.S. Equity	Global Alternatives	Global Essentials
Reimbursement Available - 10/31/11	$253,212	$196,154	$7,076,070	$78,389
Additional Reimbursements	41,632	30,494	1,496,067	6,863
Repayments	—	—	—	(235)
Expired Reimbursements	(49,039)	(22,362)	(308,196)	—

Reimbursement Available - 4/30/12	$245,805	$204,286	$8,263,941	$85,017

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust adopted a distribution and service plan (the “plan”) with respect to the Class A, Class C and Investor Class shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class A and Investor Class shares and 1.00% annually of each Fund’s average daily net assets attributable to Class C shares.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Class A, Class C or Investor Class shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2012, the following Funds either borrowed from or lent to other Managers Funds: Tax-Managed borrowed $1,032,942 for 5 days paying interest of $125; U.S. Equity borrowed $635,329 for 5 days paying interest of $98; Global Alternatives lent varying amounts up to $10,516,590 for 12 days earning interest of $1,164; Global Essentials lent varying amounts up to $10,633,591 for 8 days earning interest of $709. The interest amounts can be found in the Statement of Operations in interest income or as miscellaneous expense.

38

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2012, were as follows:

	Long-Term Securities		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$6,477,317	$9,605,307	n/a	n/a
U.S. Equity	31,736,998	33,576,111	n/a	n/a
Global Alternatives	—	24,982,889	$48,095,463	$48,105,000
Global Essentials	21,309,562	4,689,309	8,998,408	9,000,000

4.	Portfolio Securities Loaned

For the six months ended April 30, 2012, Tax-Managed, U.S. Equity, and Global Essentials participated in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, each Fund is indemnified for such losses by BNYM. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that each Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from each Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

   5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses and expects the risks of material loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Portfolio Investments. The derivative instruments outstanding as of the fiscal period end as disclosed in the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the fiscal period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

8.	Forward Foreign Currency Contracts

For the six months ended April 30, 2012, Global Alternatives invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Futures Contracts

U.S. Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Essentials and Global Alternatives

39

Notes to Financial Statements (continued)

entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased or sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

10.	Options

For the six months ended April 30, 2012, U.S. Equity entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11.	Exchange Traded Notes

Global Essentials invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the

Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

12.	Market, Credit and Counterparty Risks

In the normal course of business, Global Alternatives and Global Essentials invests in securities and enter into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Funds may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

40

Notes to Financial Statements (continued)

13.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, the FASB issued ASU No. 2011-11

“Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

14.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

41

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION
CADENCE FOCUSED GROWTH
CADENCE MID-CAP
CADENCE EMERGING COMPANIES
Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP
Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY
First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY
Gannett Welsh & Kotler, LLC

MICRO-CAP
Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.
Next Century Growth Investors LLC
RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH
Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO
Skyline Asset Management, L.P.

SPECIAL EQUITY
Ranger Investment Management, L.P.
Lord, Abbett & Co. LLC
Smith Asset Management Group, L.P.
Federated MDTA LLC

SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
TSCM GROWTH EQUITY
TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY
TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
FQ GLOBAL ESSENTIALS
First Quadrant, L.P.

INCOME FUNDS
BOND (MANAGERS)
FIXED INCOME
GLOBAL INCOME OPPORTUNITY
Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND
GW&K MUNICIPAL ENHANCED YIELD
Gannett Welsh & Kotler, LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Semi-Annual Report

Managers Funds

April 30, 2012

Managers PIMCO Bond Fund

Managers
INVESTMENT GROUP

SAR020-0412

Managers PIMCO Bond Fund

Semi-Annual Report — April 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	19

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	29
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	30
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	31
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	32
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	33
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2012	Expense Ratio for the Period	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During the Period*

Managers PIMCO Bond Fund
Based on Actual Fund Return	0.58%	$1,000	$1,047	$2.95

Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.92
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (182), then divided by 366.

4

Fund Performance

All periods ended April 30, 2012 (unaudited)

The table below shows the average annual total returns for the period indicated for the Fund, as well as the Fund’s relative index for the same time period.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers PIMCO Fund [2,3,4,5,6,7,8]	4.70%	5.45%	7.87%	6.59%

Barclays U.S. Aggregate Bond Index®9	2.44%	7.54%	6.37%	5.71%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2012. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Fixed income funds are subject to the risks associated with investments in debt securities, such as default risk and fluctuations in debtors’ perceived ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that the Fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.

[7]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]	Market risk associated with equity securities may become more pronounced for the Fund.

[9]

The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

5

Managers PIMCO Bond Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Category	Managers PIMCO Bond Fund**	Barclays U.S. Aggregate Bond Index®
U.S. Government and Agency Obligations	91.5%	40.9%
Corporate Bonds and Notes	24.9%	20.2%
Mortgage-Backed Securities	4.8%	33.1%
Municipal Bonds	4.1%	0.0%
Foreign Government and Agency Obligations	3.9%	5.5%
Asset-Backed Securities	2.0%	0.3%
Municipal Closed-End Bond Funds	0.5%	0.0%
Preferred Stocks	0.3%	0.0%
Bank Loan Obligations	0.1%	0.0%
Other Assets and Liabilities	(32.1)%	0.0%
**	As a percentage of net assets.

Rating	Managers PIMCO Bond Fund***	Barclays U.S. Aggregate Bond Index®
U.S. Treasury & Agency	68.9%	72.0%
Aaa	4.6%	4.0%
Aa	8.9%	3.4%
A	8.8%	11.2%
Baa	4.7%	9.4%
Ba & lower	4.1%	0.0%
***	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings

Security Name	% of Net Assets
FNMA, 4.000%, TBA	15.6%
U.S. Treasury Notes, 1.000%, 03/31/17	10.7
FNMA, 5.000%, TBA*	6.4
FNMA, 4.500%, TBA*	6.2
U.S. Treasury Notes, 0.250%, 03/31/14	6.1
FNMA, 5.500%, TBA	4.5
TD Securities (USA) LLC, dated 4/30/12, due 5/02/12, 0.21%, total to be received $47,000,548, (collateralized by $47,984,597 U.S. Treasury Notes, 0.50%, 10/15/13)	3.6
FNMA, 4.500%, 01/01/23 to 05/01/41	3.2
TD Securities (USA) LLC, dated 4/30/12, due 5/01/12, 0.18%, total to be received $30,700,154, (collateralized by $31,437,508 U.S. Treasury Notes, 1.875%, 2/28/14)	2.3
FNMA, 3.500%, 09/01/25 to 03/01/41	1.9

Top Ten as a Group	60.5%

*	Top Ten Holding at October 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Principal Amount	Value

Asset-Backed Securities - 2.0%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.819%, 07/25/32 (05/25/12)[1]	$77,398	$61,629
Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A1, 0.319%, 10/25/36 (05/25/12)[1]	104,833	96,199
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.340%, 05/16/16 (05/15/12) (a)[1]	4,900,000	4,903,959
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.609%, 05/25/40 (05/25/12) (a)[1]	667,041	572,576
First NLC Trust, Series 2007-1, Class A1, 0.309%, 08/25/37 (05/25/12) (a)[1]	694,725	215,833
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.299%, 01/25/37 (05/25/12)[1]	40,700	39,287
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.799%, 10/25/34 (05/25/12)[1]	55,661	45,090
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.289%, 11/25/36 (05/25/12)[1]	11,951	3,954
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.499%, 09/25/35 (05/25/12)[1]	1,587,551	1,413,768
Securitized Asset Backed Receivables LLC,
Series 2007-HE1, Class A2A, 0.299%, 12/25/36 (05/25/12)[1]	474,887	106,729
Series 2007-NC2, 0.279%, 12/25/36 (05/25/12)[1]	245,925	215,499
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	76,755	84,635
Series 2007-20K, Class 1, 5.510%, 11/01/27	3,449,846	3,899,697
Series 2008-10E, Class 1, 5.110%, 09/01/18	1,475,806	1,596,214
Series 2008-20I, Class 1, 5.600%, 09/01/28	7,072,867	8,097,485
Series 2009-20E, Class 1, 4.430%, 05/01/29	4,343,105	4,834,940
Structured Asset Securities Corp., Series 2002-HF1, 0.819%, 01/25/33 (05/25/12)[1]	52,053	43,714
Total Asset-Backed Securities (cost $25,388,944)		26,231,208
Bank Loan Obligations - 0.1%
American Governmental Financial Services Funding Co., Term Loan, 5.500%, 05/18/17 (cost $1,194,000)	1,200,000	1,139,100
Corporate Bonds and Notes - 24.9%
Financials - 18.7%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000	1,676,201
Ally Financial, Inc.,
3.710%, 02/11/14 (05/11/12)[1]	1,000,000	990,530
5.500%, 02/15/17	3,300,000	3,376,223
7.500%, 12/31/13	1,500,000	1,605,000
7.500%, 09/15/20	1,100,000	1,230,625
8.300%, 02/12/15	800,000	880,000
American Express Bank FSB,
Series 2007, 0.369%, 05/29/12 (05/29/12)[1]	2,100,000	2,100,243
Series 2007, 0.390%, 06/12/12 (05/14/12)[1]	1,750,000	1,750,249
American Express Co., 7.000%, 03/19/18	900,000	1,115,297
American International Group, Inc.,
5.050%, 10/01/15	400,000	428,425
5.600%, 10/18/16	800,000	875,070
6.250%, 03/15/37	800,000	729,488
8.250%, 08/15/18	4,500,000	5,466,128
MTN, Series G, 5.850%, 01/16/18	400,000	440,995
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,901,428
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)	2,400,000	2,435,839

The accompanying notes are an integral part of these financial statements.

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

Financials - 18.7% (continued)
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)		$200,000	$201,000
Bank of America Corp.,
4.500%, 04/01/15		10,000,000	10,343,440
6.000%, 09/01/17		6,550,000	7,014,854
6.000%, 10/15/36		900,000	875,911
6.500%, 08/01/16		2,800,000	3,064,152
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000	428,605
Bank of Montreal,
1.950%, 01/30/17 (a)[2]		600,000	613,251
2.850%, 06/09/15 (a)		800,000	846,837
Bank of Nova Scotia,
1.650%, 10/29/15 (a)		900,000	918,302
1.950%, 01/30/17 (a)		200,000	204,775
Series YCD, 0.770%, 08/09/12 (05/09/12)[1]		1,200,000	1,200,704
Barclays Bank PLC,
2.375%, 01/13/14		1,000,000	1,007,253
5.450%, 09/12/12		17,300,000	17,580,416
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	502,500
6.500%, 03/10/21 (a)		900,000	913,500
BPCE SA, 2.375%, 10/04/13 (a)		400,000	394,132
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		400,000	418,240
CIT Group, Inc., 5.250%, 04/01/14 (a)		300,000	310,500
Citigroup Capital XXI, 8.300%, 12/21/57[3]		1,200,000	1,221,750
Citigroup, Inc.,
2.510%, 08/13/13 (05/14/12)[1]		1,100,000	1,106,240
5.300%, 10/17/12		200,000	203,974
5.500%, 08/27/12		500,000	506,955
5.500%, 10/15/14		5,800,000	6,184,267
5.625%, 08/27/12		1,300,000	1,317,714
5.850%, 07/02/13		100,000	104,337
6.000%, 08/15/17		4,200,000	4,660,312
6.125%, 05/15/18		800,000	889,141
6.125%, 08/25/36		4,200,000	4,168,584
8.125%, 07/15/39		600,000	784,226
8.500%, 05/22/19		100,000	124,419
EMTN, Class B, 3.625%, 11/30/17[3]	EUR	3,800,000	4,329,508
Commonwealth Bank of Australia, 0.889%, 07/12/13 (07/12/12) (a)[1]		7,500,000	7,536,270
Credit Suisse New York, 2.200%, 01/14/14		800,000	809,114
Danske Bank A/S, 2.500%, 05/10/12 (a)		1,200,000	1,200,410
Dexia Credit Local SA, 0.946%, 04/29/14 (07/30/12) (a)[1]		4,100,000	3,833,152

The accompanying notes are an integral part of these financial statements.

8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

Financials - 18.7% (continued)
Ford Motor Credit Co. LLC,
5.875%, 08/02/21		$300,000	$339,642
7.000%, 04/15/15		1,400,000	1,564,500
8.700%, 10/01/14		1,000,000	1,147,399
General Electric Capital Corp.,
5.500%, 09/15/67 (a)[3]	EUR	5,500,000	6,297,488
5.875%, 01/14/38		2,300,000	2,580,536
Goldman Sachs Group, Inc., The,
5.950%, 01/18/18		4,800,000	5,182,656
6.150%, 04/01/18		2,000,000	2,179,692
6.250%, 09/01/17		3,200,000	3,485,181
HSBC Bank PLC, 2.000%, 01/19/14 (a)[4]		800,000	802,446
HSBC Holdings PLC,
6.500%, 05/02/36		800,000	884,923
6.500%, 09/15/37		900,000	1,001,850
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	305,425
5.875%, 05/01/13		400,000	411,000
6.375%, 03/25/13		400,000	411,500
6.750%, 09/01/16 (a)		800,000	868,000
MTN, 5.250%, 01/10/13		400,000	406,000
Intesa Sanpaolo S.p.A, 2.892%, 02/24/14 (05/24/12) (a)[1]		1,700,000	1,655,730
JPMorgan Chase & Co.,
3.150%, 07/05/16		5,700,000	5,913,243
6.000%, 01/15/18		1,500,000	1,735,272
EMTN, 1.067%, 09/26/13 (06/26/12)[1]	EUR	200,000	264,147
JPMorgan Chase Bank, NA,
0.804%, 06/13/16 (06/13/12)[1]		1,300,000	1,215,624
5.375%, 09/28/16	GBP	700,000	1,203,805
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000	403,500
LBG Capital No.1 PLC,
8.500%, 12/29/49 (a)[3,5]		400,000	368,000
Series 8, 7.869%, 08/25/20[4]	GBP	2,300,000	3,154,111
Lehman Brothers Holdings, Inc.,
0.000%, 10/22/08*,2,6		3,900,000	965,250
0.000%, 04/03/09*,2,6		800,000	198,000
0.000%, 11/16/09*,2,6		1,200,000	297,000
0.000%, 07/18/11*,2,6		1,700,000	420,750
0.000%, 01/24/13*,2,6		1,300,000	329,875
Lloyds TSB Bank PLC, 6.350%, 10/29/49[3,5]	EUR	1,800,000	1,808,377
Merrill Lynch & Co., Inc., 6.400%, 08/28/17		3,400,000	3,679,606
MetLife, Inc., 6.400%, 12/15/36		800,000	786,571

The accompanying notes are an integral part of these financial statements.

9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

Financials - 18.7% (continued)
Morgan Stanley,
6.250%, 08/28/17		$1,000,000	$1,046,460
7.300%, 05/13/19		200,000	214,963
GMTN, 3.006%, 05/14/13 (05/14/12)[1]		1,200,000	1,202,516
MTN, 5.950%, 12/28/17		1,800,000	1,853,176
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[3,5]	GBP	400,000	650,654
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,573,655
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	1,915,810
Nordea Bank AB, 2.125%, 01/14/14 (a)		400,000	400,247
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000	443,644
Principal Life Income Funding Trusts,
5.300%, 04/24/13		1,500,000	1,567,569
5.550%, 04/27/15		2,300,000	2,554,173
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	942,750
Resona Bank, Ltd., 5.850%, 04/15/49 (a)[3,5]		500,000	520,736
Royal Bank of Scotland Group PLC, The,
2.625%, 05/11/12 (a)		2,500,000	2,500,015
3.950%, 09/21/15		900,000	912,704
4.875%, 08/25/14 (a)		200,000	206,496
6.990%, 10/29/49 (a)[4,5]		2,600,000	2,067,000
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)		3,700,000	3,624,494
Santander UK PLC, EMTN, 1.018%, 10/10/17 (07/10/12)[1]	EUR	4,100,000	4,300,696
SLM Corp.,
EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000	1,459,611
MTN, 6.250%, 01/25/16		300,000	310,500
Springleaf Finance Corp., 4.125%, 11/29/13[4]	EUR	3,900,000	4,684,894
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,994,331
State Street Capital Trust III, 5.464%, 03/15/42[3,5]		2,000,000	2,009,040
State Street Capital Trust IV, 1.474%, 06/15/37 (06/15/12)[1]		300,000	224,648
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	2,824,870
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)		1,000,000	1,010,304
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000	1,003,664
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)		600,000	743,250
UBS AG,
5.750%, 04/25/18		1,300,000	1,431,053
5.875%, 12/20/17		1,400,000	1,553,724
Series FRN, 1.466%, 01/28/14 (07/30/12)[1]		300,000	297,915
USB Capital, 3.500%, 03/29/49[3,5]		300,000	229,056
Vnesheconombank Via VEB Finance PLC, 5.450%, 11/22/17 (a)[4]		400,000	420,344
Wachovia Corp.,
5.750%, 02/01/18		1,700,000	1,985,342
MTN, 0.656%, 08/01/13 (08/01/12)[1]		300,000	300,279
Wells Fargo & Co., Series K, 7.980%, 02/28/49[3,5]		21,200,000	23,108,000

The accompanying notes are an integral part of these financial statements.

10

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 18.7% (continued)
Westpac Banking Corp., 3.585%, 08/14/14 (a)	$5,400,000	$5,709,253
Total Financials		245,885,421
Industrials - 5.7%
Altria Group, Inc., 9.700%, 11/10/18	1,200,000	1,631,498
Amgen, Inc., 6.150%, 06/01/18	4,900,000	5,949,977
AstraZeneca PLC, 5.900%, 09/15/17	800,000	963,148
AT&T, Inc.,
4.950%, 01/15/13	1,700,000	1,752,663
6.300%, 01/15/38	1,200,000	1,443,140
Caterpillar, Inc., 0.663%, 05/21/13 (05/21/12)[1]	4,200,000	4,214,654
Comcast Corp., 6.450%, 03/15/37	600,000	732,404
Corp Nacional del Cobre de Chile,
6.150%, 10/24/36 (a)	300,000	371,186
7.500%, 01/15/19 (a)	1,500,000	1,912,782
Gazprom OAO Via Gaz Capital SA,
6.212%, 11/22/16 (a)	400,000	438,276
8.625%, 04/28/34	5,500,000	7,076,135
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)	400,000	425,600
Hewlett-Packard Co., 0.772%, 05/24/13 (05/24/12)[1]	4,900,000	4,888,372
International Business Machines Corp, 5.700%, 09/14/17	9,000,000	10,855,350
NGPL PipeCo LLC, 6.514%, 12/15/12 (a)[4]	1,800,000	1,793,848
Noble Group, Ltd., 4.875%, 08/05/15 (a)	1,000,000	1,022,500
Novatek Finance, Ltd., 5.326%, 02/03/16 (a)	400,000	418,768
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 06/30/21 (a)	392,000	419,440
Peabody Energy Corp., 7.875%, 11/01/26	700,000	735,000
Petrobras International Finance Co.,
3.875%, 01/27/16	3,300,000	3,471,052
5.875%, 03/01/18	2,300,000	2,602,130
Petroleos Mexicanos, 8.000%, 05/03/19	5,100,000	6,502,500
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a)	200,000	209,000
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)	755,820	819,158
Rohm & Haas Co., 6.000%, 09/15/17	1,100,000	1,284,012
Sydney Airport Finance Co., Proprietary Ltd., 5.125%, 02/22/21 (a)	300,000	309,307
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	7,535,601
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	1,413,900
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	383,928	438,177
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000	1,653,526
Vale Overseas, Ltd.,
6.250%, 01/23/17	500,000	578,496
6.875%, 11/21/36	500,000	597,604
Total Industrials		74,459,204
Utilities - 0.5%
AES Corp., The, 7.375%, 07/01/21 (a)	200,000	223,500

The accompanying notes are an integral part of these financial statements.

11

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

Utilities - 0.5% (continued)
Enel Finance International N.V., 6.800%, 09/15/37 (a)		$1,800,000	$1,699,661
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a)[4]		200,000	191,922
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,246,992
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	833,000
NRG Energy Inc, 8.250%, 09/01/20		1,500,000	1,511,250
Tokyo Electric Power Co., Inc., The,
1.500%, 05/30/14	JPY	1,000,000	11,328
1.850%, 07/28/14	JPY	7,000,000	79,269
Total Utilities			6,796,922
Total Corporate Bonds and Notes (cost $313,327,585)			327,141,547
Foreign Government and Agency Obligations - 3.9%
Banco Nacional de Desenvolvimento Economico e Social Notes, 4.125%, 09/15/17	EUR	400,000	556,429
Brazil Notas do Tesouro Nacional, Series F,
Bonds, 10.000%, 01/01/21	BRL	1,100	5,749
Notes, 10.000%, 01/01/17	BRL	182,000	981,224
British Columbia Bonds, Province of,
3.250%, 12/18/21	CAD	200,000	208,353
4.300%, 06/18/42	CAD	300,000	347,397
Canada Housing Trust Bonds,
2.650%, 03/15/22	CAD	800,000	811,840
3.350%, 12/15/20	CAD	2,700,000	2,918,520
3.750%, 03/15/20	CAD	800,000	889,552
3.800%, 06/15/21	CAD	1,600,000	1,786,733
Export-Import Bank of China Notes, The, 4.875%, 07/21/15 (a)		300,000	327,626
Export-Import Bank of Korea Bonds, The, 4.000%, 01/29/21		400,000	401,542
Export-Import Bank of Korea Notes, The,
5.125%, 06/29/20		700,000	764,660
8.125%, 01/21/14		1,000,000	1,101,512
Italy Treasury Bonds, Series CPI, 2.100%, 09/15/21	EUR	1,257,750	1,383,615
Korea Development Bank Notes, The, 4.375%, 08/10/15		3,500,000	3,720,822
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	811,774
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15		500,000	529,319
Mexican Notes, 6.000%, 06/18/15	MXN	10,000,000	792,827
Ontario Bonds, Province of,
3.150%, 06/02/22	CAD	2,400,000	2,443,270
4.000%, 06/02/21	CAD	4,000,000	4,379,410
4.200%, 06/02/20	CAD	2,500,000	2,783,520
4.300%, 03/08/17	CAD	1,300,000	1,446,759
4.400%, 06/02/19	CAD	1,400,000	1,578,045
4.700%, 06/02/37	CAD	2,600,000	3,084,284
MTN, 4.600%, 06/02/39	CAD	700,000	825,452
MTN, 5.500%, 06/02/18	CAD	400,000	474,833

The accompanying notes are an integral part of these financial statements.

12

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

Foreign Government and Agency Obligations - 3.9% (continued)
Ontario Notes, Province of,
3.000%, 07/16/18		$400,000	$427,219
4.200%, 03/08/18	CAD	200,000	222,746
Panama Government Bonds, 7.250%, 03/15/15		200,000	232,500
Quebec Bonds, Province of,
2.750%, 08/25/21		900,000	917,066
3.500%, 07/29/20		300,000	328,014
3.500%, 12/01/22	CAD	6,900,000	7,184,493
4.250%, 12/01/21	CAD	3,700,000	4,111,744
4.500%, 12/01/16	CAD	100,000	111,864
4.500%, 12/01/17	CAD	100,000	112,771
4.500%, 12/01/20	CAD	200,000	226,717
MTN, 4.500%, 12/01/18	CAD	500,000	566,073
Russian Government Notes, 3.625%, 04/29/15[4]		200,000	209,000
Societe Financement de L’Economie Francaise Bonds, 0.667%, 07/16/12 (07/16/12) (a)[1]		1,000,000	1,001,650
Total Foreign Government and Agency Obligations (cost $48,573,115)			51,006,924
Mortgage-Backed Securities - 4.8%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.239%, 02/25/45 (06/25/12)[1]		541,772	442,387
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 2.251%, 05/16/47 (05/16/12) (a)[1]	EUR	419,827	556,719
Series 2010-1A, Class A2B, 2.451%, 05/16/47 (05/16/12) (a)[1]	EUR	2,000,000	2,654,245
Bank of America Funding Corp., Series 2005-D, Class A1, 2.653%, 05/25/35 (06/25/12)[1]		742,805	744,664
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A, 2.954%, 11/25/30 (06/25/12)[1]		17,097	17,450
Series 2002-11, Class 1A1, 5.710%, 02/25/33 (06/25/12)[1]		36,831	36,487
Series 2003-1, Class 6A1, 2.625%, 04/25/33 (06/25/12)[1]		268,940	257,539
Series 2005-2, Class A1, 2.570%, 03/25/35 (06/25/12)[1]		8,148,823	7,926,853
Series 2005-2, Class A2, 3.078%, 03/25/35 (06/25/12)[1]		4,701,982	4,608,556
Series 2005-5, Class A2, 2.250%, 08/25/35 (06/25/12)[1]		10,724,550	9,913,098
Series 2005-12, Class 13A, 5.353%, 02/25/36 (06/25/12)[1]		252,342	221,071
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.817%, 05/25/35 (06/25/12)[1]		1,331,284	1,055,592
Series 2005-7, Class 22A1, 2.824%, 09/25/35 (06/25/12)[1]		645,800	443,183
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,235,963
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.230%, 08/25/35 (06/25/12)[1]		5,895,757	5,476,642
Series 2005-11, Class A2A, 2.580%, 10/25/35 (06/25/12)[1]		331,342	296,490
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.419%, 05/25/47 (05/25/12)[1]		1,261,144	746,945
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.595%, 02/20/36 (06/20/12)[1]		376,550	278,492
European Loan Conduit, Series 25X, Class A, 1.207%, 05/15/19 (05/15/12)[1]	EUR	105,511	119,414

The accompanying notes are an integral part of these financial statements.

13

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

Mortgage-Backed Securities - 4.8% (continued)
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A, 0.319%, 10/25/46 (05/25/12)[1]		$70,708	$69,301
Series 2006-AR8, Class 1A1A, 0.319%, 01/25/47 (05/25/12)[1]		60,148	58,636
GS Mortgage Securities Corp., Series 2007-EOP, Class A1, 1.103%, 03/06/20 (05/07/12) (a)[1]		1,974,690	1,965,394
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.133%, 11/25/35 (06/25/12)[1]		1,105,695	1,061,930
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.451%, 01/25/36 (06/25/12)[1]		1,479,681	916,558
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,322,303
Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	2,175,015
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.003%, 02/25/35 (06/25/12)[1]		454,098	453,399
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.449%, 02/25/36 (05/25/12)[1]		804,351	584,342
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.489%, 11/25/35 (05/25/12)[1]		165,951	137,382
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,475,623
Opera Finance PLC, Series CSC3, Class A, 1.243%, 04/25/17 (01/25/12)[1]	GBP	2,144,879	3,228,562
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.639%, 02/25/34 (05/25/12)[1]		146,407	132,525
Series 2004-CL1, Class 2A2, 0.639%, 02/25/19 (05/25/12)[1]		10,272	10,047
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1, 0.900%, 09/19/32 (05/19/12)[1]		351,341	320,805
Series 2005-AR5, Class A2, 0.490%, 07/19/35 (05/19/12)[1]		859,736	741,206
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.396%, 01/25/32 (06/25/12)[1]		17,988	13,228
Series 2006-11, Class A1, 2.772%, 10/25/35 (06/28/12) (a)[1]		611,341	481,242
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1, 0.330%, 09/15/21 (05/15/12) (a)[1]		3,122,656	3,022,435
Series 2007-WHL8, Class, 0.320%, 09/15/21 (05/15/12) (a)[1]		2,002,419	1,858,235
WaMu Mortgage Pass Through Certificates,
Series 2002-AR17, Class 1A, 1.358%, 11/25/42 (06/25/12)[1]		135,963	118,276
Series 2005-AR13, Class A1A1, 0.529%, 10/25/45 (05/25/12)[1]		291,131	233,678
Washington Mutual Mortgage Pass-Through, Series 2002-AR1, Class, 1.954%, 02/25/31 (06/25/12)[1]		3,350	3,244
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.628%, 03/25/36[3]		1,502,194	1,325,337
Total Mortgage-Backed Securities (cost $66,030,855)			63,740,493
Municipal Bonds - 4.1%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,409,770
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30		1,000,000	805,130
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49		1,000,000	1,207,030
California State General Obligation, 5.650%, 04/01/39[3]		1,200,000	1,255,764
California State General Obligation, 7.500%, 04/01/34		1,300,000	1,666,015
California State General Obligation, 7.550%, 04/01/39		1,300,000	1,703,117
California State General Obligation, 7.600%, 11/01/40		1,000,000	1,325,330

The accompanying notes are an integral part of these financial statements.

14

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 4.1% (continued)
California State General Obligation, 7.950%, 03/01/36	$1,100,000	$1,295,470
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	546,410
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	820,022
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,166,630
Chicago, IL Transit Authority Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,444,706
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	112,564
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,956,736
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	225,128
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	2,079,032
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,151,420
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,083,256
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	968,976
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B Taxable Build America, 7.488%, 08/01/33	200,000	248,478
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	385,440
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[7]	3,600,000	3,981,420
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,159,920
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,194,200
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,120,360
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,325,400
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,427,349
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,257,245
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,100,000	1,244,793
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	1,025,568
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,398,084
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,232,964
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000	749,847
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	206,894
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,836,700
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	384,162
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	242,098
Total Municipal Bonds (cost $44,422,846)		53,643,428

The accompanying notes are an integral part of these financial statements.

15

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	$382,125
DWS Municipal Income Trust	55,000	759,550
Invesco Van Kampen Advantage Municipal Income Trust II	61,796	811,381
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	851,950
MFS Municipal Income Trust	53,800	407,266
Nuveen Performance Plus Municipal Fund	55,000	861,850
Nuveen Premium Income Municipal Fund II4	55,000	828,850
Nuveen Premium Income Municipal Fund IV	55,000	759,000
Nuveen Quality Income Municipal Fund[4]	55,000	840,400
Total Municipal Closed-End Bond Funds (cost $6,147,228)		6,502,372
Preferred Stocks - 0.3%
DG Funding Trust, 0.999% (Financials) (a)[2] (cost $6,037,773)	573	4,285,508

	Principal Amount
U.S. Government and Agency Obligations - 91.5%
Federal Home Loan Mortgage Corporation - 8.1%
FHLMC, 0.390%, 07/15/19 to 08/15/19 (05/15/12)[1]	$2,790,019	2,787,792
FHLMC, 0.540%, 05/15/36 (05/15/12)[1]	999,530	999,683
FHLMC, 0.740%, 09/15/30 (05/15/12)[1]	34,955	35,162
FHLMC, 1.000%, 03/08/17[4]	7,600,000	7,603,116
FHLMC, 2.000%, 08/25/16	5,000,000	5,245,115
FHLMC, 2.375%, 01/13/22	900,000	907,388
FHLMC, 2.500%, 05/27/16	1,200,000	1,282,210
FHLMC, 2.606%, 07/01/30 (07/15/12)[1]	2,334	2,397
FHLMC, 2.698%, 11/01/34 (07/15/12)[1]	1,526,496	1,635,285
FHLMC, 3.750%, 03/27/19[4]	1,000,000	1,145,129
FHLMC, 5.000%, 02/16/17	2,000,000	2,376,984
FHLMC, 5.075%, 08/01/35 (07/15/12)[1]	108,654	117,180
FHLMC, 5.250%, 04/18/16	2,700,000	3,175,057
FHLMC, 5.500%, 07/18/16 to 07/01/38	3,932,626	4,480,171
FHLMC, 6.500%, 08/15/31	4,600,111	5,235,577
FHLMC, 7.000%, 11/15/20	15,649	16,959
FHLMC, 7.500%, 08/15/30	232,500	277,607
FHLMC Gold Pool, 4.000%, TBA	20,000,000	21,103,126
FHLMC Gold Pool, 4.500%, 06/01/40 to 07/01/40	6,102,083	6,522,810
FHLMC Gold Pool, 4.500%, TBA	1,000,000	1,066,563
FHLMC Gold Pool, 5.500%, 11/01/26 to 05/01/40	19,949,165	21,768,638
FHLMC Gold Pool, 6.000%, 02/01/16 to 02/01/38	16,748,878	18,506,562
FHLMC Gold Pool, 6.500%, 01/01/26	15,904	18,211
FHLMC Structured Pass Through Securities, 1.369%, 02/25/45 (06/25/12)[1]	137,761	133,006
Total Federal Home Loan Mortgage Corporation		106,441,728
Federal National Mortgage Association - 47.3%
FNMA, 0.299%, 12/25/36 (05/25/12)[1]	363,903	361,015

The accompanying notes are an integral part of these financial statements.

16

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Federal National Mortgage Association - 47.3% (continued)
FNMA, 0.375%, 03/16/15	$2,400,000	$2,393,839
FNMA, 0.549%, 04/25/37 (05/25/12)[1]	811,488	811,607
FNMA, 0.689%, 09/25/35 (05/25/12)[1]	1,545,810	1,548,565
FNMA, 1.250%, 01/30/17	4,800,000	4,864,234
FNMA, 1.369%, 07/01/44 (06/25/12)[1]	178,244	180,021
FNMA, 2.318%, 09/01/35 (06/25/12)[1]	1,087,040	1,155,147
FNMA, 2.546%, 05/25/35 (06/25/12)[1]	176,095	183,907
FNMA, 2.593%, 06/01/35 (06/25/12)[1]	2,409,893	2,551,804
FNMA, 3.000%, TBA	20,000,000	20,875,000
FNMA, 3.330%, 11/01/21	99,320	106,863
FNMA, 3.500%, 09/01/25 to 03/01/41	23,439,340	24,395,389
FNMA, 3.500%, TBA	12,000,000	12,521,563
FNMA, 3.610%, 05/01/36 (06/25/12)[1]	1,044,773	1,065,761
FNMA, 3.967%, 05/01/36 (06/25/12)[1]	544,317	579,916
FNMA, 4.000%, 04/01/24 to 02/01/42	21,276,490	22,570,691
FNMA, 4.000%, TBA	194,000,000	205,285,539
FNMA, 4.500%, 01/01/23 to 05/01/41	39,554,177	42,459,199
FNMA, 4.500%, TBA	76,000,000	81,391,250
FNMA, 5.000%, 02/13/17 to 03/01/35	5,732,552	6,442,228
FNMA, 5.000%, TBA	77,000,000	83,551,113
FNMA, 5.025%, 05/01/35 (06/25/12)[1]	157,577	168,957
FNMA, 5.375%, 07/15/16 to 06/12/17	3,800,000	4,551,083
FNMA, 5.500%, 04/01/34 to 09/01/38	9,052,181	9,960,095
FNMA, 5.500%, TBA	54,000,000	59,029,076
FNMA, 6.000%, 05/01/17 to 01/01/39	20,454,668	22,670,615
FNMA, 6.000%, TBA	6,900,000	7,628,815
FNMA, 6.500%, 11/01/35	213,189	242,082
FNMA, 7.200%, 05/25/23	472,642	540,687
FNMA Whole Loan, 6.259%, 12/25/42[3]	255,852	293,464
Total Federal National Mortgage Association		620,379,525
Government National Mortgage Association - 0.4%
GNMA, 1.625%, 08/20/25 to 11/20/29 (06/20/12)[1]	280,272	290,272
GNMA, 2.375%, 04/20/21 to 03/20/24 (06/20/12)[1]	34,288	35,605
GNMA, 3.500%, 11/15/40 to 11/20/40	909,982	959,882
GNMA, 6.500%, 06/20/28	585,691	651,344
GNMA, 6.750%, 10/16/40[3]	2,986,151	3,461,957
Total Government National Mortgage Association		5,399,060
U.S. Government Obligations - 35.7%
U.S. Treasury Inflation Indexed Bonds, 2.125%, 02/15/40[8,9]	17,377,140	23,825,692
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	2,251,808	3,426,619
U.S. Treasury Inflation Indexed Notes, 0.125%, 04/15/16	412,504	437,512
U.S. Treasury Inflation Indexed Notes, 0.625%, 07/15/21	7,877,688	8,704,845
U.S. Treasury Inflation Indexed Notes, 1.125%, 01/15/21	11,446,380	13,138,304

The accompanying notes are an integral part of these financial statements.

17

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value

U.S. Government Obligations - 35.7% (continued)
U.S. Treasury Inflation Protected Securities, 1.750%, 01/15/28		$651,936	$804,734
U.S. Treasury Inflation Protected Securities, 2.000%, 01/15/26		8,716,288	11,011,121
U.S. Treasury Inflation Protected Securities, 2.375%, 01/15/25 to 01/15/27		17,674,532	23,327,108
U.S. Treasury Inflation Protected Securities, 2.500%, 01/15/29		3,604,748	4,920,762
U.S. Treasury Inflation Protected Securities, 3.875%, 04/15/29		1,938,538	3,084,396
U.S. Treasury Notes, 0.250%, 03/31/14		80,600,000	80,603,143
U.S. Treasury Notes, 0.375%, 04/15/15		3,800,000	3,800,296
U.S. Treasury Notes, 0.875%, 12/31/16 to 04/30/17[8]		150,800,000	151,588,754
U.S. Treasury Notes, 1.000%, 03/31/17[8,9]		138,500,000	139,906,606
Total U.S. Government Obligations			468,579,892
Total U.S. Government and Agency Obligations (cost $1,182,383,184)			1,200,800,205
Short-Term Investments - 9.6%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 0.280%, 05/09/12[10]		1,100,000	1,099,923
Japan Treasury Bills - 1.1%
Japan Treasury Bills, Series 276, 0.104%, 07/30/12[10]	JPY	1,150,000,000	14,400,351
Repurchase Agreements - 7.1%
Barclays Capital, Inc., dated 4/30/12, due 5/01/12, 0.20%, total to be received $15,600,087, (collateralized by $15,914,759 U.S. Treasury Notes, 0.25%, 4/30/14)		15,600,000	15,600,000
TD Securities (USA) LLC, dated 4/30/12, due 5/01/12, 0.18%, total to be received $30,700,154, (collateralized by $31,437,508 U.S. Treasury Notes, 1.875%, 2/28/14)		30,700,000	30,700,000
TD Securities (USA) LLC, dated 4/30/12, due 5/02/12, 0.21%, total to be received $47,000,548, (collateralized by $47,984,597 U.S. Treasury Notes, 0.50%, 10/15/13)		47,000,000	47,000,000
Total Repurchase Agreements			93,300,000
		Shares

Other Investment Companies - 1.3%[11]
BNY Mellon Overnight Government Fund, 0.14%[12]		15,499,529	15,499,529
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%		1,417,151	1,417,151
Total Other Investment Companies			16,916,680
Total Short-Term Investments (cost $125,458,792)			125,716,954
Total Investments - 141.7% (cost $1,818,964,322)			1,860,207,739
Other Assets, less Liabilities - (41.7)%			(547,267,350)
Net Assets - 100.0%			$1,312,940,389

The accompanying notes are an integral part of these financial statements.

18

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,820,676,373 for Federal income tax purposes at April 30, 2012, the aggregate gross unrealized appreciation and depreciation were $57,249,591 and $17,660,667, respectively, resulting in net unrealized appreciation of investments of $39,588,924.

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2012, the value of these securities amounted to $94,883,903, or 7.2% of net assets.

[1]	Floating Rate Security. The rate listed is as of April 30, 2012. Date in parentheses represents the security’s next coupon rate reset.

[2]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. At April 30, 2012, the value of these securities amounted to $613,251, or less than 0.1% of net assets.

[3]	Variable Rate Security. The rate listed is as of April 30, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.

[4]	Some or all of these securities, amounting to a market value of $14,754,895, or 1.1% of net assets, were out on loan to various brokers.

[5]	Perpetuity Bond. The date shown is the final call date.

[6]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,188,314, or 0.3% of net assets.

[8]	Collateral segregated with brokers for swap contracts, amounting to a market value of $2,626,403, or 0.2% of net assets.

[9]	Some or all of this security is held as collateral for futures contracts, amounting to a market value of $87,435, or less than 0.1% of net assets.

[10]	Represents yield to maturity at April 30, 2012.

[11]	Yield shown represents the April 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[12]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium Term Note
GNMA:	Government National Mortgage Association
LIBOR:	London Interbank Offered Rate
MTN:	Medium Term Note
NATL-RE:	National Public Finance Guarantee Corp.
TBA:	To Be Announced

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

The accompanying notes are an integral part of these financial statements.

19

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of April 30, 2012: (See Note 1 (a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$26,231,208	—	$26,231,208
Bank Loan Obligations	—	1,139,100	—	1,139,100
Corporate Bonds and Notes†	—	327,141,547	—	327,141,547
Foreign Government and Agency Obligations	—	51,006,924	—	51,006,924
Mortgage-Backed Securities	—	63,740,493	—	63,740,493
Municipal Bonds	—	53,643,428	—	53,643,428
Municipal Closed-End Bond Funds	$6,502,372	—	—	6,502,372
Preferred Stocks	—	4,285,508	—	4,285,508
U.S. Government and Agency Obligations†	—	1,200,800,205	—	1,200,800,205
Short-Term Investments
Certificates of Deposit	—	1,099,923	—	1,099,923
Japan Treasury Bills	—	14,400,351	—	14,400,351
Repurchase Agreements	—	93,300,000	—	93,300,000
Other Investment Companies	16,916,680	—	—	16,916,680

Total Investments in Securities	$23,419,052	$1,836,788,687	—	$1,860,207,739

TBA Sale Commitments	—	$(1,074,063)	—	$(1,074,063)

Financial Derivative Instruments-Assets††
Credit Contracts	—	$2,032,997	—	$2,032,997
Foreign Exchange Contracts	—	1,692,326	—	1,692,326
Interest Rate Contracts	$158,491	4,730,340	—	4,888,831

	158,491	8,455,663	—	8,614,154

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(573,962)	—	(573,962)
Foreign Exchange Contracts	—	(2,715,495)	—	(2,715,495)
Interest Rate Contracts	—	(9,073)	—	(9,073)

	—	(3,298,530)	—	(3,298,530)

Total Financial Derivative Instruments	$158,491	$5,157,133	—	$5,315,624

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
As of April 30, 2012, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

20

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

The following schedule is the fair value of derivative instruments at April 30, 2012:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$2,032,997	Unrealized depreciation on swaps	$573,962
Interest rate contracts	Unrealized appreciation on swaps	125,353	Unrealized depreciation on swaps	1,129
Interest rate contracts	—	—	Options written	672,215
Interest rate contracts	Variation margin receivable*	5,506	Variation margin payable*	—
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,692,326	Unrealized depreciation on foreign currency contracts	2,715,495

	Totals	$3,856,182		$3,962,801

*	Includes only the April 30, 2012 futures variation margin. Prior futures variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the six months ended April 30, 2012, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/ (loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments		Futures	Forward Currency Contracts	Options	Swaps	Total
Credit contracts		—	—	—	$(1,095,629)	$(1,095,629)
Foreign exchange contracts		—	$819,600	—	—	819,600
Interest rate contracts		$4,379,860	—	$727,863	11,191,525	16,299,248

	Totals	$4,379,860	$819,600	$727,863	$10,095,896	$16,023,219

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments		Futures	Forward Currency Contracts	Options	Swaps	Total
Credit contracts		—	—	$(28,368)	$2,051,183	$2,022,815
Equity contracts		—	—	12,630	—	12,630
Foreign exchange contracts		—	$3,312,523	—	—	3,312,523
Interest rate contracts		$(5,095,349)	—	1,708,938	(6,110,709)	(9,497,120)

	Totals	$(5,095,349)	$3,312,523	$1,693,200	$(4,059,526)	$(4,149,152)

At April 30, 2012, the Fund had the following TBA sale commitments:

(See Note 1(k) in the Notes to the Financial Statements.)

Principal Amount	Security	Current Liability
$1,000,000	FNMA, 4.500%, 5/17/20	$1,074,063

The accompanying notes are an integral part of these financial statements.

21

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

At April 30, 2012, the Fund had the following futures contracts:

(See Note 9 in the Notes to the Financial Statements.)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)

90-Day Eurodollar	71	Long	03/17/14	$61,172

U.S. Treasury 5-Year Note	91	Long	06/29/12	97,319

			Total	$158,491

At April 30, 2012, the Fund had the following swap contracts:

(See Note 10 in the Notes to the Financial Statements.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)

	Interest Rate Swaps

Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.50%	BOA	03/18/16	USD	6,600,000	$162	$6,587

Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.75%	BRC	06/20/42	USD	6,700,000	183,338	(450)

Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	2.75%	MSC	06/20/42	USD	10,100,000	126,250	(679)

Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	25,717	21,677

Pay	28-Day MXN TIIE	6.35%	MSC	06/02/21	MXN	4,000,000	871	785

Pay	6-Month AUD-BBR-BBSW	5.00%	CITI	06/15/17	AUD	700,000	4,653	24,627

Pay	6-Month AUD-BBR-BBSW	5.00%	DUB	06/15/17	AUD	400,000	2,780	13,951

Pay	6-Month AUD-BBR-BBSW	5.00%	RBS	12/15/17	AUD	700,000	4,922	24,358

Receive	1-YEAR-OIS-USD-FEDERAL FUNDS RATE	1.50%	BOA	03/18/16	USD	17,500,000	(891)	17,464

Receive	6-Month AUD-BBR-BBSW	4.25%	BRC	06/15/17	AUD	400,000	(364)	3,107

Receive	6-Month AUD-BBR-BBSW	4.25%	CITI	06/15/17	AUD	500,000	(2,291)	5,720

Receive	6-Month AUD-BBR-BBSW	4.25%	DUB	06/15/17	AUD	800,000	(1,591)	7,077

						Totals	$343,556	$124,224

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)

	Credit Default Swaps-Sell Protection †

Pay	CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	USD	$1,000,000	$52,303	$30,979

Pay	CDX.EM.13 Index	5.00%	BRC	06/20/15	N/A	USD	2,700,000	133,668	121,212

Pay	CDX.EM.13 Index	5.00%	CS	06/20/15	N/A	USD	1,000,000	71,724	22,815

Pay	CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	USD	5,800,000	449,103	99,222

Pay	CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	USD	4,600,000	341,837	93,041

Pay	CDX.EM.14 Index	5.00%	BRC	12/20/15	N/A	USD	300,000	16,600	14,185

Pay	China Government	1.00%	CITI	06/20/16	AA-	USD	1,900,000	16,786	(7,487)

The accompanying notes are an integral part of these financial statements.

22

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)

Pay	China Government	1.00%	DUB	06/20/16	AA-	USD	$500,000	$3,932	$(1,485)

Pay	China Government	1.00%	DUB	09/20/16	AA-	USD	400,000	1,850	(936)

Pay	China Government	1.00%	GS	09/20/16	AA-	USD	100,000	458	(229)

Pay	China Government	1.00%	JPM	09/20/16	AA-	USD	500,000	2,240	(1,098)

Pay	China Government	1.00%	JPM	09/20/16	AA-	USD	300,000	1,241	(589)

Pay	China Government	1.00%	JRC	06/20/16	AA-	USD	800,000	7,083	(3,168)

Pay	China Government	1.00%	MSC	09/20/16	AA-	USD	100,000	458	(196)

Pay	China Government	1.00%	RBS	06/20/15	AA-	USD	1,900,000	19,486	649

Pay	China Government	1.00%	RBS	06/20/16	AA-	USD	700,000	6,059	(2,633)

Pay	Japan Government	1.00%	JPM	03/20/16	AA-	USD	1,000,000	6,593	4,753

Pay	Republic of Korea	1.00%	DUB	06/20/16	A	USD	400,000	155	230

Pay	Republic of Korea	1.00%	DUB	06/20/16	A	USD	300,000	175	114

Pay	United Kingdom Gilt	1.00%	CITI	12/20/16	AAA	USD	6,500,000	22,901	112,953

Pay	United Kingdom Gilt	1.00%	DUB	03/20/16	AAA	USD	400,000	5,863	3,330

Pay	United Kingdom Gilt	1.00%	GS	12/20/16	AAA	USD	4,300,000	11,353	78,520

Pay	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	400,000	964	7,910

Pay	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	300,000	803	5,853

Pay	United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	USD	3,900,000	27,301	63,839

Pay	United Kingdom Gilt	1.00%	JPM	12/20/15	AAA	USD	1,000,000	16,306	6,823

Pay	United Kingdom Gilt	1.00%	MSC	06/20/16	AAA	USD	1,800,000	25,657	15,547

Pay	United Kingdom Gilt	1.00%	UBS	06/20/16	AAA	USD	900,000	12,829	7,773

Receive	Arcelormittal	1.00%	CS	06/20/16	BBB-	USD	500,000	(20,264)	(46,055)

Receive	Brazil Federative Republic Bond	1.00%	BRC	12/20/12	BBB	USD	6,700,000	5,998	27,516

Receive	Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BBB	USD	7,300,000	(17,744)	12,469

Receive	Brazil Federative Republic Bond	1.00%	CS	06/20/15	BBB	USD	2,200,000	(34,219)	44,540

Receive	Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BBB	USD	1,400,000	(3,830)	2,818

Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB	USD	1,400,000	(10,547)	15,184

Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/16	BBB	USD	500,000	(2,601)	973

Receive	Brazil Federative Republic Bond	1.00%	MSC	08/20/16	BBB	USD	3,500,000	—	139,969

Receive	Brazil Federative Republic Bond	1.00%	MSC	01/20/17	BBB	USD	3,000,000	—	60,656

Receive	Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(6,385)	9,697

The accompanying notes are an integral part of these financial statements.

23

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)

Receive	CDX.HY.17 5-Year Index	5.00%	BNP	12/20/16	N/A	USD	$1,176,000	$36,858	$(12,568)

Receive	CDX.HY.17 5-Year Index	5.00%	CITI	12/20/16	N/A	USD	1,862,000	30,257	(19,899)

Receive	CDX.HY.17 5-Year Index	5.00%	CS	12/20/16	N/A	USD	2,484,000	72,968	(26,546)

Receive	CDX.HY.17 5-Year Index	5.00%	MSC	12/20/16	N/A	USD	686,000	13,720	(7,331)

Receive	CDX.HY.18 5-Year Index	5.00%	BNP	06/20/17	N/A	USD	3,850,000	162,781	(45,029)

Receive	CDX.HY.18 5-Year Index	5.00%	BOA	06/20/17	N/A	USD	1,000,000	31,250	(11,696)

Receive	CDX.HY.18 5-Year Index	5.00%	CS	06/20/17	N/A	USD	2,600,000	93,125	(30,410)

Receive	CDX.HY.18 5-Year Index	5.00%	DUB	06/20/17	N/A	USD	800,000	20,167	(9,357)

Receive	CDX.HY.18 5-Year Index	5.00%	MSC	06/20/17	N/A	USD	1,000,000	41,750	(11,696)

Receive	China Government	1.00%	MSC	06/20/16	AA-	USD	10,300,000	(277,251)	327,659

Receive	French Republic Government	0.25%	BRC	09/20/16	AA+	USD	200,000	(10,539)	(2,080)

Receive	French Republic Government	0.25%	GS	06/20/16	AA+	USD	3,000,000	(62,906)	(108,438)

Receive	French Republic Government	0.25%	RBS	12/20/15	AA+	USD	1,000,000	(13,958)	(33,557)

Receive	French Republic Government	0.25%	RBS	03/20/16	AA+	USD	1,000,000	(25,433)	(26,897)

Receive	French Republic Government	0.25%	UBS	09/20/16	AA+	USD	1,000,000	(42,571)	(20,526)

Receive	General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(11,974)	8,890

Receive	General Electric Capital Corp.	1.00%	MSC	06/20/16	AA+	USD	700,000	(2,153)	(6,421)

Receive	Japan Government	1.00%	DUB	03/20/17	AA-	USD	4,100,000	(28,504)	50,005

Receive	Japan Government	1.00%	MSC	03/20/17	AA-	USD	4,000,000	(25,965)	46,942

Receive	MetLife, Inc.	1.00%	JPM	03/20/16	A-	USD	6,400,000	(115,603)	(135,408)

Receive	Mexico Government	1.00%	BRC	03/20/15	BBB	USD	700,000	(8,868)	13,926

Receive	Mexico Government	1.00%	CITI	06/20/16	BBB	USD	9,800,000	(2,112)	20,522

Receive	Mexico Government	1.00%	DUB	03/20/15	BBB	USD	1,100,000	(14,222)	22,170

Receive	Mexico Government	1.00%	DUB	03/20/16	BBB	USD	2,400,000	(13,491)	20,694

Receive	Mexico Government	1.00%	GS	06/20/16	BBB	USD	8,400,000	(248,278)	264,057

Receive	Mexico Government	1.00%	GS	06/20/17	BBB	USD	500,000	(5,030)	1,449

Receive	Mexico Government	1.00%	GS	06/20/17	BBB	USD	300,000	(2,883)	734

Receive	Mexico Government	1.00%	MSC	09/20/16	BBB	USD	600,000	(2,374)	2,111

Receive	Mexico Government	1.00%	UBS	09/20/15	BBB	USD	1,000,000	(9,547)	14,880

Receive	Republic of Indonesia	1.00%	MSC	09/20/16	BB+	USD	2,700,000	(181,814)	125,357

Receive	Republic of Indonesia	1.00%	MSC	06/20/21	BB+	USD	1,000,000	(146,540)	56,082

The accompanying notes are an integral part of these financial statements.

24

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)

Receive	Republic of Indonesia	1.00%	UBS	09/20/16	BB+	USD	$300,000	$(4,047)	$(2,227)

Receive	U.S. Treasury Notes	0.25%	UBS	09/20/15	AA+	EUR	5,000,000	(48,010)	53,949

							Totals	$364,939	$1,459,035

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.
††	The period end reference entity ratings are included in the equivalent S&P “unaudited” rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

At April 30, 2012, the Fund had the following written put and call options, swaptions and inflation floors:

(See Note 10 in the Notes to the Financial Statements.)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)

	Interest Rate Swaptions

Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	10.00%	07/10/12	$78,800,000	$547,660	$547,652

Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.75%	11/19/12	22,800,000	86,070	84,761

Receive	2-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	0.92%	11/14/12	4,900,000	22,050	17,631

Receive	2-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	0.92%	11/14/12	34,300,000	95,121	64,189

Receive	2-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.20%	07/11/13	13,400,000	94,574	61,744

Receive	2-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.25%	09/24/12	74,000,000	577,730	576,540

Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.00%	08/13/12	4,900,000	50,347	46,474

Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.75%	06/18/12	17,300,000	179,584	179,582

Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.75%	06/18/12	14,600,000	143,080	143,079

Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.00%	06/18/12	14,000,000	152,411	152,410

Receive	3-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	3.00%	06/18/12	37,200,000	376,476	376,473

Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.00%	06/18/12	45,100,000	415,009	415,004

Receive	5-Year Interest Rate Swap (Call)	CS	3-Month USD-LIBOR	1.40%	03/18/13	2,700,000	25,110	(3,282)

Receive	5-Year Interest Rate Swap (Call)	MSC	3-Month USD-LIBOR	1.40%	03/18/13	4,000,000	37,400	(4,662)

Receive	5-Year Interest Rate Swap (Put)	CS	3-Month USD-LIBOR	1.40%	03/18/13	2,700,000	52,110	16,225

Receive	5-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	1.40%	03/18/13	4,000,000	77,600	24,438

Receive	5-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	1.55%	08/13/12	5,400,000	37,260	26,282

Receive	5-Year Interest Rate Swap (Put)	CS	3-Month USD-LIBOR	1.55%	08/13/12	6,700,000	36,013	22,392

Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.55%	08/13/12	67,400,000	461,612	324,588

Receive	5-Year Interest Rate Swap (Put)	MSC	3-Month USD-LIBOR	1.55%	08/13/12	6,900,000	30,878	16,850

Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.55%	08/13/12	17,500,000	81,517	45,939

The accompanying notes are an integral part of these financial statements.

25

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)

Receive	5-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	1.70%	08/13/12	$44,300,000	$567,783	$510,494

Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.70%	08/13/12	32,000,000	376,637	335,255

Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.70%	08/13/12	2,800,000	35,630	32,009

Receive	5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	1.70%	08/13/12	24,600,000	148,215	116,402

Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.70%	08/13/12	23,000,000	319,120	289,376

Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.00%	03/18/13	6,800,000	63,854	27,295

Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.25%	07/16/12	3,700,000	92,907	92,906

						Totals	$5,183,758	$4,538,046

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)

Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$11,400,000	$85,500	$58,997

Transactions in written put and call options and swaptions for the fiscal year ended April 30, 2012, were as follows:

(See Note 10 in the Notes to the Financial Statements.)

		Number of Contracts	Notional Amount	Amount of Premiums

Options and swaptions outstanding at October 31, 2011		137	$566,700,000	$4,638,296

Options and swaptions written		—	262,500,000	1,622,935

Options and swaptions exercised/expired/closed		(137)	(202,000,000)	(991,973)

Options and swaptions outstanding at April 30, 2012	Totals	—	$627,200,000	$5,269,258

At April 30, 2012, the Fund had the following forward foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to the Financial Statements.)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)

Brazilian Real	Long	06/04/12	BRC	$674,743	$700,000	$(25,257)

Brazilian Real	Long	06/04/12	CITI	973,547	988,000	(14,453)

Brazilian Real	Long	06/04/12	MSC	1,242,033	1,290,000	(47,967)

Brazilian Real	Long	06/04/12	UBS	578,788	600,000	(21,212)

British Pound	Long	06/12/12	CITI	2,271,425	2,226,327	45,098

British Pound	Long	06/12/12	DUB	1,135,712	1,113,644	22,068

British Pound	Long	06/12/12	JPM	1,460,201	1,428,688	31,513

British Pound	Long	06/12/12	RBC	324,489	320,208	4,281

The accompanying notes are an integral part of these financial statements.

26

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)

British Pound	Long	06/12/12	UBS	$1,784,690	$1,747,207	$37,483

Chinese Yuan Renminbi	Long	06/01/12	BRC	9,133,758	9,049,110	84,648

Chinese Yuan Renminbi	Long	06/01/12	CITI	499,152	500,000	(848)

Chinese Yuan Renminbi	Long	06/01/12	JPM	6,167,006	6,100,000	67,006

Chinese Yuan Renminbi	Long	06/01/12	JPM	1,594,994	1,600,000	(5,006)

Chinese Yuan Renminbi	Long	06/01/12	MSC	1,815,126	1,800,000	15,126

Euro	Long	06/14/12	BNY	1,963,446	1,943,285	20,161

Euro	Long	06/14/12	BRC	2,383,143	2,372,117	11,026

Euro	Long	06/14/12	BRC	1,304,109	1,310,677	(6,568)

Euro	Long	06/14/12	CITI	794,381	800,763	(6,382)

Euro	Long	05/03/12 to 06/14/12	DUB	4,940,923	4,876,154	64,769

Euro	Long	06/14/12	DUB	2,649,261	2,655,899	(6,638)

Euro	Long	05/17/12 to 06/14/12	JPM	2,647,773	2,632,467	15,306

Euro	Long	06/14/12	JPM	529,587	532,870	(3,283)

Euro	Long	06/14/12	MSC	2,515,540	2,515,828	(288)

Euro	Long	06/14/12	MSC	1,191,572	1,179,063	12,509

Euro	Long	06/14/12	RBC	1,059,175	1,049,880	9,295

Euro	Long	06/14/12	RBC	1,059,175	1,066,820	(7,645)

Euro	Long	06/14/12 to 07/16/12	UBS	7,832,778	7,788,399	44,379

Indian Rupee	Long	07/12/12	JPM	3,513,163	4,047,031	(533,868)

Indonesian Rupiah	Long	07/02/12	JPM	1,183,892	1,163,709	20,183

Japanese Yen	Long	05/14/12	BRC	4,133,793	4,202,055	(68,262)

Japanese Yen	Long	05/14/12	DUB	4,133,793	4,202,537	(68,744)

Japanese Yen	Long	05/14/12	UBS	5,010,658	5,099,894	(89,236)

Mexican Peso	Long	06/15/12	UBS	6,313	6,418	(105)

Australian Dollar	Short	06/07/12	JPM	1,128,288	1,136,090	(7,802)

Brazilian Real	Short	06/04/12	MSC	4,893,248	4,451,967	441,281

British Pound	Short	06/12/12	UBS	15,142,381	15,588,461	(446,080)

Canadian Dollar	Short	06/21/12	BRC	37,007,910	37,064,403	(56,493)

Chinese Yuan Renminbi	Short	06/01/12	BRC	800,000	805,306	(5,306)

Chinese Yuan Renminbi	Short	06/01/12	BRC	449,122	448,696	426

The accompanying notes are an integral part of these financial statements.

27

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)

Chinese Yuan Renminbi	Short	06/01/12	CITI	$3,000,000	$2,986,977	$13,023

Chinese Yuan Renminbi	Short	06/01/12	CS	2,700,000	2,690,235	9,765

Chinese Yuan Renminbi	Short	06/01/12	CS	1,800,000	1,802,889	(2,889)

Chinese Yuan Renminbi	Short	06/01/12	DUB	400,000	398,675	1,325

Chinese Yuan Renminbi	Short	06/01/12	JPM	1,800,000	1,792,756	7,244

Chinese Yuan Renminbi	Short	06/01/12	JPM	600,000	606,514	(6,514)

Chinese Yuan Renminbi	Short	06/01/12	MSC	1,300,000	1,295,797	4,203

Chinese Yuan Renminbi	Short	06/01/12	UBS	6,200,000	6,179,956	20,044

Chinese Yuan Renminbi	Short	06/01/12	UBS	200,000	202,235	(2,235)

Euro	Short	06/14/12	BRC	77,957,071	78,999,875	(1,042,804)

Indian Rupee	Short	07/12/12	DUB	700,000	665,705	34,295

Indian Rupee	Short	07/12/12	JPM	2,989,656	2,847,458	142,198

Indonesian Rupiah	Short	07/02/12	GS	1,176,840	1,183,891	(7,051)

Japanese Yen	Short	07/30/12	CS	5,550,074	5,641,448	(91,374)

Japanese Yen	Short	07/30/12	DUB	3,082,956	3,134,137	(51,181)

Japanese Yen	Short	07/30/12	JPM	5,551,444	5,641,448	(90,004)

Japanese Yen	Short	05/14/12	UBS	13,790,950	13,278,245	512,705

Mexican Peso	Short	06/15/12	MSC	48,951	47,985	966

			Totals	$266,777,030	$267,800,199	$(1,023,169)

Counterparty Abbreviations:

BNY:	The Bank of New York Mellon
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
JPM:	JPMorgan Chase & Co.
JRC:	Johnson Rice & Co.
MLC:	Merrill Lynch & Co., Inc.
MSC:	Morgan Stanley
RBC:	Royal Bank of Canada
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

AUD:	Australian Dollar
BRL:	Brazilian Real
EUR:	Euro
GBP:	British Pound
MXN:	Mexican Peso
USD:	U.S. Dollar

Investment Abbreviations and Definitions:

BBA:	British Bankers Association
BBR:	Bankers Buying Rate
BBSW:	Bank Bill Swap Reference Rate
CDX.EM:	Credit Derivatives Index Emerging Markets
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
FNMA:	Federal National Mortgage Association
LIBOR:	London Interbank Offered Rate
N/A:	No composite rating is available for this index.
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TBD:	To be determined
TIIE:	Interbank Equilibrium Interest rate

The accompanying notes are an integral part of these financial statements.

28

Managers PIMCO Bond Fund

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:

Investments at value* (including securities on loan valued at $14,754,895)	$1,860,207,739

Receivable for delayed delivery investments sold	80,223,931

Dividends, interest and other receivables	7,746,548

Receivable for Fund shares sold	4,138,076

Unrealized appreciation on swaps	2,158,350

Swap premiums paid	2,113,295

Receivable for investments sold	1,920,429

Unrealized appreciation on foreign currency contracts	1,692,326

Receivable from affiliate	128,584

Foreign currency**	111,139

Variation margin receivable	5,506

Prepaid expenses	37,930

Total assets	1,960,483,853

Liabilities:

Payable for delayed delivery investments purchased	568,973,271

Payable for investments purchased	47,000,000

Payable upon return of securities loaned	15,499,529

Payable to brokers upon termination of futures, swaps and foreign currency contracts	5,296,000

Unrealized depreciation on foreign currency contracts	2,715,495

Payable for fund shares repurchased	2,262,150

Swap premiums received	1,404,799

Payable for TBA sale commitments	1,074,063

Options written (premiums received $5,269,258)	672,215

Unrealized depreciation on swaps	575,091

Dividends payable to shareholders	392,644

Accrued expenses:

Investment advisory and management fees	425,822

Administrative fees	212,911

Other	1,039,474

Total liabilities	647,543,464

Net Assets	$1,312,940,389

Net Assets Represent:

Paid-in capital	$1,263,623,074

Undistributed net investment income	969,127

Accumulated net realized gain from investments, options, futures, swaps and foreign currency transactions	1,780,932

Net unrealized appreciation of investments, options, futures, swaps and foreign currency translations	46,567,256

Net Assets	$1,312,940,389

Shares outstanding	121,569,614

Net asset value, offering and redemption price per share	$10.80

*Investments at cost	$1,818,964,322

**Foreign currency at cost	$110,829

The accompanying notes are an integral part of these financial statements.

29

Managers PIMCO Bond Fund

Statement of Operations

For the six months ended April 30, 2012 (unaudited)

Investment Income:

Interest income	$18,197,768

Dividend income	288,722

Securities lending fees	18,886

Total investment income	18,505,376

Expenses:

Investment advisory and management fees	2,505,042

Administrative fees	1,252,521

Transfer agent	193,112

Custodian	182,797

Professional fees	103,030

Reports to shareholders	60,809

Trustees fees and expenses	52,129

Registration fees	38,901

Insurance	22,087

Miscellaneous	1,994

Total expenses before offsets	4,412,422

Expense reimbursements	(779,633)

Expense reductions	(400)

Net expenses	3,632,389

Net investment income	14,872,987

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments, purchased options, futures and swap transactions	20,112,696

Net realized gain on written options	567,835

Net realized loss on foreign currency transactions	(268,646)

Net change in unrealized appreciation (depreciation) of investments, options, futures,swaps and foreign currency transactions	22,050,014

Net realized and unrealized gain	42,461,899

Net increase in net assets resulting from operations	$57,334,886

The accompanying notes are an integral part of these financial statements.

30

Managers PIMCO Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 (unaudited) and for the fiscal year ended October 31, 2011

	2012	2011

Increase (Decrease) in Net Assets From Operations:

Net investment income	$14,872,987	$31,691,893

Net realized gain (loss) on investments, options, futures, swaps and foreign currency transactions	20,411,885	(4,600,638)

Net change in unrealized appreciation (depreciation) of investments, options, futures, swaps and foreign currency translations	22,050,014	(13,892,739)

Net increase in net assets resulting from operations	57,334,886	13,198,516

Distributions to Shareholders:

From net investment income	(25,818,477)	(41,653,175)

From net realized gain on investments	—	(58,243,682)

Total distributions to shareholders	(25,818,477)	(99,896,857)

From Capital Share Transactions:

Proceeds from sale of shares	189,380,208	382,148,534

Reinvestment of dividends	22,309,522	86,527,010

Cost of shares repurchased	(169,406,895)	(568,176,682)

Net increase (decrease) from capital share transactions	42,282,835	(99,501,138)

Total increase (decrease) in net assets	73,799,244	(186,199,479)

Net Assets:

Beginning of period	1,239,141,145	1,425,340,624

End of period	$1,312,940,389	$1,239,141,145
End of period undistributed net investment income	$969,127	$11,914,617

Share Transactions:

Sale of shares	17,761,560	36,035,399

Shares issued in connection with reinvestment of dividends and distributions	2,113,464	8,340,023

Shares repurchased	(15,933,447)	(53,544,469)

Net increase (decrease) in shares	3,941,577	(9,169,047)

The accompanying notes are an integral part of these financial statements.

31

Managers PIMCO Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31,
		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$10.53	$11.24	$10.61	$9.85	$10.41	$10.31

Income from Investment Operations:

Net investment income	0.13	0.38	0.35	0.49	0.57	0.47

Net realized and unrealized gain (loss) on investments	0.36	(0.25)	0.73	1.44	(0.61)	0.13

Total from investment operations	0.49	0.13	1.08	1.93	(0.04)	0.60

Less Distributions to Shareholders from:

Net investment income	(0.22)	(0.35)	(0.32)	(0.49)	(0.52)	(0.50)

Net realized gain on investments	—	(0.49)	(0.13)	(0.68)	—	—

Total distributions to shareholders	(0.22)	(0.84)	(0.45)	(1.17)	(0.52)	(0.50)

Net Asset Value, End of Period	$10.80	$10.53	$11.24	$10.61	$9.85	$10.41

Total Return[1]	4.70%[3]	1.45%	10.52%	20.62%	(0.60)%	5.96%

Ratio of net expenses to average net assets	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.60%

Ratio of net investment income to average net assets[1]	2.37%[4]	2.54%	2.38%	3.78%	4.47%	4.86%

Portfolio turnover	285%[3]	495%	359%	531%	431%	249%

Net assets at end of period (000’s omitted)	$1,312,940	$1,239,141	$1,425,341	$1,114,164	$1,036,504	$1,207,072

Ratios absent expense offsets:[2]

Ratio of total expenses to average net assets	0.70%[4]	0.71%	0.74%	0.78%	0.75%	0.77%

Ratio of net investment income to average net assets	2.25%[4]	2.41%	2.22%	3.58%	4.30%	4.69%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not Annualized.
[4]	Annualized.

32

Managers PIMCO Bond Fund

Notes to Financial Statements

April 30, 2012 (unaudited)

1. Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the Managers PIMCO Bond Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. A Fund’s investment in derivative instruments traded in foreign markets (including futures contracts on equity and fixed-income securities and security indexes and options on futures contracts, securities and security indexes) are priced based on the market quotation of such instruments in their respective principal markets as of the close of regular business on the New York Stock Exchange. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

33

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that otherwise would be charged to the Fund. For the six months ended April 30, 2012, the Fund’s custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended April 30, 2012, the Fund did not have any overdraft fees.

The Fund also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2012, the transfer agent expense was reduced by $400.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

34

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

New Tax Law: Regulated Investment Company Modernization Act:

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RIC”). Some highlights of the enacted provisions are as follows:

New post-enactment capital losses may now be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in preenactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act repealed the 60-day designation requirement for certain types of pass-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31, or December 31, reducing the circumstances under which a RIC might be required to send shareholders amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The Fund’s first taxable year subject to the Act will be the current fiscal year ended October 31, 2012.

f.Capital Loss Carryovers

As of April 30, 2012, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. This amount may be used to offset future realized capital gains, if any, through the expiration date listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amount
	Short-Term	Long-Term	Expires October 31,
(Pre-Enactment)	$11,627,287	—	2019

g.Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: 2 collectively own 44%. Transactions by these shareholders may have a material impact on the Fund.

h.Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2012, the market value of repurchase agreements outstanding was $93,300,000.

i.Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.Foreign Securities

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

35

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

k. Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the Fund entered into the commitment.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average net assets. The annual investment management fee rates, as a percentage of average daily net assets, for the six months ended April 30, 2012, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The Investment Manager has contractually agreed, through at least March 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.58% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s respective expense cap. For the six months ended April 30, 2012, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 10/31/11	$4,742,234

Additional Reimbursements	779,633

Repayments	—

Expired Reimbursements	(735,103)

Reimbursement Available - 4/30/12	$4,786,764

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2012, the Fund did not lend to or borrow from any other Managers Funds.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2012, were $37,493,306 and $159,814,469, respectively. Purchases and sales of U.S. Government obligations for the six

36

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

months ended April 30, 2012, were $4,877,527,598 and $4,293,451,225, respectively.

4. Portfolio Securities Loaned

The Fund participated in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to the Fund’s position in ICRF, pursuant to which (i) BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that the Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from the Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses and expects the risk of material loss to be remote.

6. Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio.

However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedule of Portfolio Investments. The derivative instruments outstanding as of the six months ended April 30, 2012 as disclosed in the Statement of Assets and Liabilities and the realized and unrealized changes in gains and losses on derivative instruments during the six months ended April 30, 2012 as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

8. Forward Foreign Currency Contracts

During the six months ended April 30, 2012, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. Futures Contracts

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or

37

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10. Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. Risks Associated with Collateralized Mortgage Obligations       (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

12. Dollar Roll Transactions

The Fund entered into dollar rolls in which it sells debt securities for delivery currently and simultaneously contracts to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its costs.

38

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

13. Market, Credit and Counterparty Risks

In the normal course of business, the Fund invests in securities and enter into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract. The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

14. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

15. Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

39

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Pacific Investment Management Co. LLC (“PIMCO”)

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

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MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION
CADENCE FOCUSED GROWTH
CADENCE MID-CAP
CADENCE EMERGING COMPANIES
Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP
Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH
Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY
First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY
Gannett Welsh & Kotler, LLC

MICRO-CAP
Lord, Abbett & Co. LLC
WEDGE Capital Management L.L.P.
Next Century Growth Investors LLC
RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH
Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO
Skyline Asset Management, L.P.

SPECIAL EQUITY
Ranger Investment Management, L.P.
Lord, Abbett & Co. LLC
Smith Asset Management Group, L.P.
Federated MDTA LLC

SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
TSCM GROWTH EQUITY
TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY
TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
FQ GLOBAL ESSENTIALS
First Quadrant, L.P.

INCOME FUNDS
BOND (MANAGERS)
FIXED INCOME
GLOBAL INCOME OPPORTUNITY
Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND
GW&K MUNICIPAL ENHANCED YIELD
Gannett Welsh & Kotler, LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Semi-Annual Report

Managers Funds

April 30, 2012

Managers Frontier Small Cap Growth Fund

Managers AMG TSCM Growth Equity Fund

Managers Micro-Cap Fund

Managers Real Estate Securities Fund

Managers California Intermediate Tax-Free Fund

Managers
INVESTMENT GROUP

SAR021-0412

Managers Funds

Semi-Annual Report — April 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Frontier Small Cap Growth Fund	4

Managers AMG TSCM Growth Equity Fund	7

Managers Micro-Cap Fund	9

Managers Real Estate Securities Fund	14

Managers California Intermediate Tax-Free Fund	16

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	22

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	24
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	26
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	27
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	29
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	36
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered  an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2012	Expense Ratio for the Period	Beginning Account Value 11/01/2011	Ending Account Value 04/30/2012	Expenses Paid During the Period*
Managers Frontier Small Cap Growth Fund

Investor Class Shares

Based on Actual Fund Return	1.55%	$1,000	$1,096	$8.08

Hypothetical (5% return before expenses)	1.55%	$1,000	$1,017	$7.77

Service Class Shares

Based on Actual Fund Return	1.30%	$1,000	$1,097	$6.78

Hypothetical (5% return before expenses)	1.30%	$1,000	$1,018	$6.52

Institutional Class Shares

Based on Actual Fund Return	1.05%	$1,000	$1,099	$5.48

Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.27
Managers AMG TSCM Growth Equity Fund

Investor Class Shares

Based on Actual Fund Return	1.19%	$1,000	$1,161	$6.39

Hypothetical (5% return before expenses)	1.19%	$1,000	$1,019	$5.97

Service Class Shares

Based on Actual Fund Return	1.04%	$1,000	$1,161	$5.59

Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.22

Institutional Class Shares

Based on Actual Fund Return	0.79%	$1,000	$1,163	$4.25

Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.97
Managers Micro-Cap Fund

Service Class Shares

Based on Actual Fund Return	1.43%	$1,000	$1,135	$7.59

Hypothetical (5% return before expenses)	1.43%	$1,000	$1,018	$7.17

Institutional Class Shares

Based on Actual Fund Return	1.18%	$1,000	$1,236	$6.56

Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.92
Managers Real Estate Securities Fund
Based on Actual Fund Return	1.29%	$1,000	$1,148	$6.89

Hypothetical (5% return before expenses)	1.29%	$1,000	$1,018	$6.47
Managers California Intermediate Tax-Free Fund
Based on Actual Fund Return	0.55%	$1,000	$1,054	$2.81

Hypothetical (5% return before expenses)	0.55%	$1,000	$1,022	$2.77

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Fund Performance

Periods ended April 30, 2012 (unaudited)

The table below shows the average annual total returns for the period indicated for each Fund, as well as each Fund’s relative index for the same time period.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception		Inception Date
Managers Frontier Small Cap Growth Fund[2,3,4]

Investor Class	9.55%	(7.46)%	–	–	13.39%		1/1/2010

Service Class	9.68%	(7.16)%	3.76%	5.85%	6.38%		9/24/1997

Institutional Class	9.87%	(6.95)%	–	–	13.89%		1/1/2010

Russell 2000® Growth Index[16]	10.58%	(4.42)%	3.27%	6.06%	3.43%		9/24/1997	†
Managers AMG TSCM Growth Equity Fund[2,3,5,6]

Investor Class	16.06%	1.03%	–	–	15.10%		7/30/2010

Service Class	16.11%	1.10%	–	–	15.66%		7/30/2010

Institutional Class	16.35%	1.42%	–	–	15.58%		7/30/2010

Russell 3000® Growth Index[17]	13.86%	6.26%	4.04%	5.23%	20.31%		7/30/2010	†
Managers Micro-Cap Fund[2,7]

Service Class	13.53%	(1.32)%	3.13%	5.39%	12.80%		6/30/1994

Institutional Class	13.52%	–	–	–	31.89%		10/1/2011

Russell Microcap® Index[18]	14.13%	(4.91)%	(1.73)%	5.37%	–[19]		6/30/2000

Russell 2000® Index[20]	11.02%	(4.25)%	1.45%	6.19%	8.54%		6/30/1994	†

Managers Real Estate Securities Fund[2,8,9]	14.84%	9.75%	2.50%	11.81%	9.05%		12/31/1997

Dow Jones U.S. Select REIT Index[21]	14.75%	10.40%	(0.15)%	10.63%	9.26%		12/31/1997	†

Managers California Intermediate Tax-Free Fund[2,10,11,12,13,14,15]	5.42%	9.64%	4.61%	4.46%	5.30%		11/16/1990

Barclays U.S. Municipal Bond: 5 Year Index[22,23]	3.53%	6.39%	5.79%	4.73%	5.56%	[24]	11/16/1990	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

1	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2012. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given time periods.

[4]

The Fund is subject to the risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. The Fund is subject to risks associated with small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

Fund Performance

Periods ended April 30, 2012 (continued)

[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[7]

The Fund is subject to the special risks associated with investments in micro-cap companies such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

[8]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[9]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]	The Fund is subject to risks associated from economic, political, geographic and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.

[11]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.

[12]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[13]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

[14]	Issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

[15]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[16]

The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecast growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[17]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecast growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[18]

The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[19]	Since the Russell Microcap® Index’s inception date of June 30, 2000, the average annual total return for the index was 5.22%.

[20]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

[21]

The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.

[22]

Barclays U.S. Municipal Bond: 5 Year Index provides a broad-based performance measure of the U.S. municipal bond market, consisting of securities with 4-6 year maturities. The Index tracks general obligation, revenue, insured, and prerefunded bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Barclays U.S. Municipal Bond: 5 Year Index is unmanaged, is not available for investment, and does not incur expenses.

[23]	Prior to October 31,2008, the Index was known as the Lehman Brothers 5-Year Municipal Bond Index.

[24]	Return reflects the average annual total return for the period from November 30, 1990, through April 30, 2012.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index, and the Russell Microcap® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Frontier Small Cap Growth Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Managers Frontier Small Cap Growth Fund**	Russell 2000® Growth Index
Industrials	26.6%	12.4%
Information Technology	25.5%	29.8%
Consumer Discretionary	13.5%	14.7%
Health Care	11.1%	10.4%
Financials	9.8%	4.3%
Energy	9.6%	10.1%
Telecommunication Services	1.7%	0.8%
Materials	0.6%	5.3%
Consumer Staples	0.4%	12.1%
Utilities	0.0%	0.1%
Other Assets and Liabilities	1.2%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets
Jabil Circuit, Inc.*	3.8%
Raymond James Financial, Inc.*	3.1
ON Semiconductor Corp.*	2.9
MEDNAX, Inc.*	2.3
MasTec, Inc.*	2.3
World Fuel Services Corp.*	2.3
Chico’s FAS, Inc.*	2.2
Ariba, Inc.*	2.2
WABCO Holdings, Inc.	2.2
Watsco, Inc.	2.1

Top Ten as a Group	25.4%

*	Top Ten Holding at October 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.8%
Consumer Discretionary - 13.5%
Cheesecake Factory, Inc., The*	32,700	$1,030,050
Chico’s FAS, Inc.	139,200	2,138,112
Hanesbrands, Inc.*	11,400	321,708
Harman International Industries, Inc.	32,100	1,591,518
hhgregg, Inc.*	35,800	374,468
Imax Corp.*	28,800	690,336
K12, Inc.*	35,400	902,700
LKQ Corp.*	56,800	1,899,960
MRC Global, Inc.*1	32,100	629,160
rue21, Inc.*	25,600	776,960
Select Comfort Corp.*	38,400	1,108,992
Tractor Supply Co.	10,300	1,013,623
WMS Industries, Inc.*	17,500	428,925
Total Consumer Discretionary		12,906,512
Consumer Staples - 0.4%
Nu Skin Enterprises, Inc., Class A	6,300	335,790
Energy - 9.6%
Abraxas Petroleum Corp.*	74,000	220,520
Carrizo Oil & Gas, Inc.*	67,800	1,901,112
Comstock Resources, Inc.*	49,800	874,986
InterOil Corp.*1	15,700	948,908
KiOR, Inc., Class A*	44,100	432,180
Kodiak Oil & Gas Corp.*	19,300	170,805
Magnum Hunter Resources Corp.*	146,500	909,765
Northern Oil And Gas, Inc.*	20,000	388,600
Oasis Petroleum, Inc.*	8,400	277,788
Rex Energy Corp.*	27,600	290,076
SM Energy Co.	9,200	608,212
World Fuel Services Corp.	49,000	2,158,940
Total Energy		9,181,892
Financials - 9.8%
Allied World Assurance Co. Holdings, AG	14,500	1,043,420
Fidelity National Financial, Inc., Class A	14,000	269,780
Green Dot Corp., Class A*	8,200	216,398
Jefferies Group, Inc.	78,700	1,253,691
Jones Lang LaSalle, Inc.	10,500	839,370
Raymond James Financial, Inc.	81,200	2,973,544
Waddell & Reed Financial, Inc., Class A	48,400	1,547,832
WR Berkley Corp.	32,800	1,235,248
Total Financials		9,379,283
Health Care - 11.1%
CONMED Corp.	36,300	1,037,817

	Shares	Value

Cumberland Pharmaceuticals, Inc.*	42,700	$312,564
Dendreon Corp.*1	30,100	350,665
DexCom, Inc.*	65,300	639,287
Fluidigm Corp.*	15,600	243,516
Health Management Associates, Inc., Class A*	46,700	336,240
HMS Holdings Corp.*	4,100	98,646
Human Genome Sciences, Inc.*1	39,400	579,574
Illumina, Inc.*1	11,700	521,001
Insulet Corp.*	39,200	700,112
MAKO Surgical Corp.*1	36,610	1,512,359
Medidata Solutions, Inc.*	19,700	510,427
MEDNAX, Inc.*	31,000	2,177,440
Momenta Pharmaceuticals, Inc.*	41,300	655,844
Onyx Pharmaceuticals, Inc.*	7,800	354,978
Unilife Corp.*1	57,600	246,528
United Therapeutics Corp.*	7,700	336,875
Total Health Care		10,613,873
Industrials - 26.6%
Advisory Board Co., The*	16,000	1,458,560
Ameresco, Inc., Class A*	23,700	288,903
AO Smith Corp.	21,100	1,004,360
Belden, Inc.	42,500	1,478,150
Carlisle Cos, Inc.	20,400	1,123,224
CLARCOR, Inc.	20,500	984,410
Hub Group, Inc., Class A*	30,000	1,050,000
Insperity, Inc.	36,500	995,355
Kaman Corp.	28,900	993,582
Landstar System, Inc.	24,200	1,296,394
MasTec, Inc.*	124,500	2,165,055
Meritor, Inc.*	108,100	703,731
Mine Safety Appliances Co.	34,200	1,452,132
Navistar International Corp.*	20,500	695,975
Pall Corp.	10,300	613,983
Quanta Services, Inc.*	44,900	993,188
RPX Corp.*	29,500	509,760
Team, Inc.*	15,300	453,339
UTi Worldwide, Inc.	44,400	740,148
WABCO Holdings, Inc.*	33,400	2,105,202
Waste Connections, Inc.	30,400	979,792
Watsco, Inc.	27,600	1,985,820
WESCO International, Inc.*	18,800	1,248,132
Total Industrials		25,319,195

The accompanying notes are an integral part of these financial statements.

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 25.5%
Acme Packet, Inc.*	12,200	$342,454
Ariba, Inc.*	55,400	2,116,280
Brightpoint, Inc.*	28,500	174,420
comScore, Inc.*	43,684	870,185
Constant Contact, Inc.*	21,200	512,404
Cymer, Inc.*	32,900	1,705,536
Cypress Semiconductor Corp.*	42,500	658,750
Equinix, Inc.*	8,600	1,412,120
Factset Research Systems,, Inc.	300	31,458
Fortinet, Inc.*	13,800	360,456
GT Advanced Technologies, Inc.*1	71,500	465,465
Ingram Micro, Inc., Class A*	57,100	1,111,166
Intevac, Inc.*	35,900	289,354
IntraLinks Holdings, Inc.*	69,900	325,734
Jabil Circuit, Inc.	155,800	3,653,510
Microsemi Corp.*	22,100	475,592
Monolithic Power Systems, Inc.*	14,100	292,152
Monster Worldwide, Inc.*	68,000	586,840
ON Semiconductor Corp.*	330,100	2,726,626
QuinStreet, Inc.*	91,900	965,869
RADWARE, Ltd.*	11,100	427,128
Rogers Corp.*	7,300	279,517
Sanmina-SCI Corp.*	84,500	752,050
Synchronoss Technologies, Inc.*	11,900	372,470
Tech Data Corp.*	1,800	96,822

	Shares	Value

Tessera Technologies, Inc.*	98,020	$1,533,033
VeriFone Systems, Inc.*	1,100	52,404
Verint Systems, Inc.*	15,200	459,648
Virtusa Corp.*	52,300	789,207
Web.com Group, Inc.*	38,000	492,100
Total Information Technology		24,330,750
Materials - 0.6%
Albemarle Corp.	3,100	202,430
RTI International Metals, Inc.*	13,900	341,245
Total Materials		543,675
Telecommunication Services - 1.7%
Cogent Communications Group, Inc.*	52,100	975,833
Premiere Global Services, Inc.*	74,900	670,355
Total Telecommunication Services		1,646,188
Total Common Stocks (cost $87,298,671)		94,257,158
Other Investment Companies - 5.4%[2]
BNY Mellon Overnight Government Fund, 0.14%[3]	4,493,086	4,493,086
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	634,277	634,277
Total Other Investment Companies (cost $5,127,363)		5,127,363
Total Investments - 104.2% (cost $92,426,034)		99,384,521
Other Assets, less Liabilities - (4.2)%		(4,014,981)
Net Assets - 100.0%		$95,369,540

The accompanying notes are an integral part of these financial statements.

Managers AMG TSCM Growth Equity Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Managers AMG TSCM Growth Equity Fund**	Russell 3000® Growth Index
Information Technology	30.5%	29.2%
Industrials	19.3%	12.7%
Consumer Discretionary	17.2%	14.8%
Health Care	10.5%	11.1%
Financials	9.8%	4.6%
Energy	7.9%	10.0%
Materials	1.7%	5.2%
Consumer Staples	1.6%	11.5%
Telecommunication Services	0.0%	0.8%
Utilities	0.0%	0.1%
Other Assets and Liabilities	1.5%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets	Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of
		investments by the time you receive this report.
Apple, Inc.*	7.2%
DaVita, Inc.*	4.9
QUALCOMM, Inc.*	3.8
United Parcel Service, Inc., Class B*	3.5
eBay, Inc.	3.4
Coach, Inc.*	3.4
American Tower Corp.*	3.3
Nielsen Holdings N.V.	3.3
Whiting Petroleum Corp.	3.2
Johnson Controls, Inc.	3.1

Top Ten as a Group	39.1%

*	Top Ten Holding at October 31, 2011

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.5%
Consumer Discretionary - 17.2%
Coach, Inc.	11,800	$863,288
Johnson Controls, Inc.	25,000	799,250
Luxottica Group S.p.A., Sponsored, ADR	15,600	556,764
NIKE, Inc., Class B	6,795	760,157
Virgin Media, Inc.	28,200	692,592
Walt Disney Co., The	16,680	719,075
Total Consumer Discretionary		4,391,126
Consumer Staples - 1.6%
Colgate-Palmolive Co.	4,200	415,548
Energy - 7.9%
Anadarko Petroleum Corp.	7,070	517,595
Halliburton Co.	3,700	126,614
National Oilwell Varco, Inc.	7,480	566,685
Whiting Petroleum Corp.*	14,220	813,384
Total Energy		2,024,278
Financials - 9.8%
American Express Co.	9,000	541,890
American Tower Corp.	13,015	853,524
Montpelier Re Holdings, Ltd.	29,950	614,574
NASDAQ OMX Group, Inc., The*	20,500	503,685
Total Financials		2,513,673
Health Care - 10.5%
DaVita, Inc.*	14,090	1,248,092
Grifols S.A., ADR*	80,600	762,476
Shire PLC, ADR	6,825	665,847
Total Health Care		2,676,415
Industrials - 19.3%
Albany International Corp., Class A	24,580	592,378
AMETEK, Inc.	15,720	791,188

	Shares	Value

Clean Harbors, Inc.*	10,785	$735,968
Danaher Corp.	7,750	420,205
Nielsen Holdings N.V.*	28,740	839,783
United Parcel Service, Inc., Class B	11,380	889,233
WESCO International, Inc.*	9,770	648,630
Total Industrials		4,917,385
Information Technology - 30.5%
Altera Corp.	12,040	428,263
Apple, Inc.*	3,139	1,833,929
Broadcom Corp., Class A*	12,905	472,323
eBay, Inc.*	21,330	875,596
Global Payments, Inc.	12,390	575,268
Google, Inc., Class A*	835	505,367
Informatica Corp.*	11,160	513,583
Mastercard, Inc., Class A	1,210	547,247
NeuStar, Inc., Class A*	16,610	603,773
QUALCOMM, Inc.	15,195	970,049
Teradata Corp.*	6,630	462,641
Total Information Technology		7,788,039
Materials - 1.7%
Ecolab, Inc.	6,940	442,008
Total Common Stocks (cost $21,572,774)		25,168,472
Other Investment Companies - 0.3%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $89,787)	89,787	89,787
Total Investments - 98.8% (cost $21,662,561)		25,258,259
Other Assets, less Liabilities - 1.2%		301,169
Net Assets - 100.0%		$25,559,428

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Managers Micro-Cap Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	28.6%	15.3%	29.8%
Industrials	18.6%	13.5%	12.4%
Consumer Discretionary	16.5%	13.5%	14.7%
Health Care	12.4%	16.7%	10.4%
Financials	9.2%	27.3%	4.3%
Materials	4.7%	4.2%	5.3%
Energy	3.4%	4.7%	10.1%
Consumer Staples	1.3%	2.5%	12.1%
Telecommunication Services	0.8%	1.1%	0.8%
Utilities	0.6%	1.2%	0.1%
Other Assets and Liabilities	3.9%	0.0%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets
Universal Stainless & Alloy*	1.4%
Body Central Corp.*	1.3
Benihana, Inc.	1.3
Acacia Research Corp.*	1.2
Steinway Musical Instruments, Inc.*	1.2
Koppers Holdings, Inc.	1.1
AZZ, Inc.*	1.1
FARO Technologies, Inc.*	1.0
Tyler Technologies, Inc.*	1.0
Columbus McKinnon Corp.*	1.0

Top Ten as a Group	11.6%

*	Top Ten Holding at October 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.1%
Consumer Discretionary - 16.5%
America’s Car-Mart, Inc.*	13,364	$613,942
Amerigon, Inc.*	31,000	443,300
Archipelago Learning, Inc.*	15,875	175,736
Arctic Cat, Inc.*	21,708	960,362
Benihana, Inc.	138,814	1,914,245
Big 5 Sporting Goods Corp.	20,315	170,037
Body Central Corp.*	64,070	1,945,806
Books-A-Million, Inc.	21,600	68,904
Cache, Inc.*	40,254	251,185
Caribou Coffee Co., Inc.*	40,149	658,845
Carrols Restaurant Group, Inc.*	17,900	269,932
Casual Male Retail Group, Inc.*	337,120	1,058,557
Core-Mark Holding Co, Inc.	4,633	178,834
Delta Apparel, Inc.*	44,700	639,657
Destination Maternity Corp.	14,585	289,366
Einstein Noah Restaurant Group, Inc.	18,000	254,700
Famous Dave’s Of America, Inc.*	7,425	74,027
Francesca’s Holdings Corp.*	22,035	690,797
Fred’s, Inc.	12,950	185,444
Fuel Systems Solutions, Inc.*	24,288	569,554
Grand Canyon Education, Inc.*	51,730	899,585
Haverty Furniture Cos, Inc.	14,450	173,400
Hibbett Sports, Inc.*	7,027	419,652
Hooker Furniture Corp.	14,285	169,134
Johnson Outdoors, Inc., Class A*	4,625	85,424
Kenneth Cole Productions, Inc.*	22,935	365,355
LeapFrog Enterprises, Inc.*	19,950	186,333
Lifetime Brands, Inc.	8,000	93,200
Lumber Liquidators Holdings, Inc.*	25,531	738,612
Mac-Gray Corp.	25,204	375,540
Marcus Corp.	30,025	375,613
Movado Group, Inc.	6,575	186,401
Multimedia Games Holding Co, Inc.*	16,650	189,144
Peet’s Coffee & Tea, Inc.*	8,969	688,999
Red Robin Gourmet Burgers, Inc.*	10,900	388,694
Rentrak Corp.*	11,752	222,348
RG Barry Corp.	95,186	1,212,670
Rocky Brands, Inc.*	6,325	89,499
rue21, Inc.*	26,158	793,895
Saga Communications, Inc.*	2,400	90,384
Shuffle Master, Inc.*	35,268	623,186
Standard Motor Products, Inc.	23,450	353,392

	Shares	Value

Steinway Musical Instruments, Inc.*	68,349	$1,723,079
True Religion Apparel, Inc.*	22,100	600,236
Universal Electronics, Inc.*	75,900	1,284,228
West Marine, Inc.*	15,600	182,676
Zagg, Inc.*	17,500	228,025
Zumiez, Inc.*	24,770	908,068
Total Consumer Discretionary		25,060,002
Consumer Staples - 1.3%
Annie’s, Inc.*	2,677	106,518
Inter Parfums, Inc.	15,169	238,912
Nash Finch Co.	26,500	665,150
Omega Protein Corp.*	24,525	175,599
Pantry, Inc., The*	20,075	256,157
Smart Balance, Inc.*	15,300	90,270
Spartan Stores, Inc.	17,950	327,229
Susser Holdings Corp.*	6,575	175,487
Total Consumer Staples		2,035,322
Energy - 3.4%
Bolt Technology Corp.	6,000	85,620
Cal Dive International, Inc.*	15,554	60,194
GeoResources, Inc.*	20,096	757,820
Global Geophysical Services, Inc.*	61,873	592,125
Gulf Island Fabrication, Inc.	13,391	375,216
Gulfport Energy Corp.*	34,900	914,729
Magnum Hunter Resources Corp.*	48,102	298,713
Mitcham Industries, Inc.*	11,600	275,616
Natural Gas Services Group, Inc.*	12,450	162,348
North American Energy Partners, Inc.*	67,364	264,067
OYO Geospace Corp.*	7,875	907,357
Panhandle Oil And Gas, Inc.	6,750	185,963
RigNet, Inc.*	6,400	109,312
TGC Industries, Inc.*	9,135	104,230
Total Energy		5,093,310
Financials - 9.2%
AMERISAFE, Inc.*	46,375	1,239,140
Associated Estates Realty Corp.	10,718	181,456
Bank Of Marin Bancorp	6,850	253,929
Boston Private Financial Holdings, Inc.	30,800	287,056
Cardinal Financial Corp.	23,850	287,869
CoBiz Financial, Inc.	33,100	206,875
Community Trust Bancorp, Inc.	11,361	362,984
Compass Diversified Holdings	86,700	1,272,756
Crawford & Co., Class B	36,860	175,822
Eagle Bancorp, Inc.*	5,500	97,845

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Financials - 9.2% (continued)
Financial Engines, Inc.*	16,806	$383,849
Financial Institutions, Inc.	10,875	184,005
First Merchants Corp.	15,850	195,430
First Pactrust Bancorp, Inc.	20,014	219,954
Flushing Financial Corp.	26,050	339,432
Great Southern Bancorp, Inc.	3,900	93,756
Hanover Capital Mortgage Holdings, Inc.*	8	162
Heartland Financial USA, Inc.	5,075	93,989
Home BancShares, Inc.	6,500	189,410
JMP Group, Inc.	12,150	90,031
Kite Realty Group Trust	35,300	180,383
Lakeland Financial Corp.	12,900	335,916
LaSalle Hotel Properties	16,600	488,206
MarketAxess Holdings, Inc.	9,419	323,166
Marlin Business Services Corp.	19,146	281,063
Meadowbrook Insurance Group, Inc.	37,283	329,209
Mission West Properties, Inc.	9,894	86,869
National Bankshares, Inc.	9,400	279,274
National Interstate Corp.	28,700	688,800
Northrim BanCorp, Inc.	33,126	726,784
OceanFirst Financial Corp., Inc.	12,550	182,853
Ramco-Gershenson Properties Trust	23,350	281,134
SeaBright Holdings, Inc.	22,200	199,578
Southside Bancshares, Inc.	11,742	239,540
SY Bancorp, Inc.	16,790	389,528
Territorial Bancorp, Inc.	8,225	178,647
United Financial Bancorp, Inc.	10,900	174,836
Urstadt Biddle Properties, Inc., Class A	9,000	173,160
Virginia Commerce Bancorp, Inc.*	11,350	88,871
Walker & Dunlop, Inc.*	6,900	90,045
Washington Banking Co.	32,300	450,262
Washington Trust Bancorp, Inc.	11,575	273,980
West Bancorporation, Inc.	9,625	92,400
Western Alliance Bancorp*	70,230	616,619
WisdomTree Investments, Inc.*	74,870	640,139
Total Financials		13,947,012
Health Care - 12.4%
ABIOMED, Inc.*	18,872	459,156
Akorn, Inc.*	94,320	1,144,101
Albany Molecular Research, Inc.*	27,900	89,001
Amarin Corp. PLC, ADR*	25,189	307,558
AMN Healthcare Services, Inc.*	23,195	155,638
AngioDynamics, Inc.*	21,225	262,765
Assisted Living Concepts, Inc., Class A	21,900	392,229

	Shares	Value

BioScrip, Inc.*	95,400	$706,914
Cantel Medical Corp.	15,662	367,744
Conceptus, Inc.*	30,894	579,880
Cross Country Healthcare, Inc.*	37,800	174,258
DexCom, Inc.*	38,189	373,870
Dynavax Technologies Corp.*	137,715	689,952
Endologix, Inc.*	85,124	1,275,158
Ensign Group, Inc., The	6,175	164,934
Epocrates, Inc.*	19,920	162,149
Exactech, Inc.*	37,500	581,250
Fluidigm Corp.*	42,923	670,028
Genomic Health, Inc.*	18,427	528,118
Greenway Medical Technologies*	47,768	735,627
HealthStream, Inc.*	50,732	1,162,777
Insulet Corp.*	38,369	685,270
Kensey Nash Corp.	25,800	733,494
Medtox Scientific, Inc.*	4,675	103,318
Meridian Bioscience, Inc.	18,700	384,285
Metropolitan Health Networks, Inc.*	32,850	245,718
MWI Veterinary Supply, Inc.*	3,654	344,938
NxStage Medical, Inc.*	22,357	380,069
Optimer Pharmaceuticals, Inc.*	39,400	583,120
OraSure Technologies, Inc.*	66,052	757,616
Progenics Pharmaceuticals, Inc.*	16,800	184,632
RTI Biologics, Inc.*	50,200	175,700
Sagent Pharmaceuticals, Inc.*	13,874	249,593
Staar Surgical Co.*	47,900	525,463
SurModics, Inc.*	12,100	178,959
Synergetics USA, Inc.*	29,950	195,274
US Physical Therapy, Inc.	51,476	1,254,985
Vocera Communications, Inc.*	30,909	684,634
Young Innovations, Inc.	5,847	198,798
Total Health Care		18,848,973
Industrials - 18.6%
Acacia Research Corp.*	44,200	1,812,200
ACCO Brands Corp.*	94,400	995,920
Air Transport Services Group, Inc.*	136,000	720,800
Alamo Group, Inc.	5,959	200,699
Allied Defense Group, Inc., The*	38,600	121,590
Apogee Enterprises, Inc.	12,920	198,451
Asta Funding, Inc.	48,800	413,824
Astronics Corp.*	18,614	590,994
AZZ, Inc.	31,000	1,603,010
CAI International, Inc.*	17,725	366,198
Capstone Turbine Corp.*	473,233	515,824

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 18.6% (continued)
Cascade Corp.	6,875	$323,606
Celadon Group, Inc.	23,182	362,335
Chart Industries, Inc.*	12,800	978,304
Columbus McKinnon Corp.*	101,600	1,506,728
Commercial Vehicle Group, Inc.*	26,929	286,525
CRA International, Inc.*	10,650	217,792
Ducommun, Inc.*	27,600	325,680
Dynamic Materials Corp.	41,114	751,564
Encore Capital Group, Inc.*	22,084	523,391
Ennis, Inc.	44,350	698,956
Exponent, Inc.*	6,930	331,254
Furmanite Corp.*	47,400	296,724
G&K Services, Inc., Class A	7,350	241,521
Gibraltar Industries, Inc.*	12,675	171,366
GP Strategies Corp.*	11,249	188,758
Graham Corp.	32,489	717,357
Greenbrier Cos, Inc.*	33,200	572,700
Heidrick & Struggles International, Inc.	8,100	157,950
Heritage-Crystal Clean, Inc.*	22,367	473,062
Hurco Cos, Inc.*	20,921	550,850
Interface, Inc., Class A	50,300	712,248
KEYW Holding Corp. (The)*	55,300	519,820
LB Foster Co., Class A	13,150	352,551
LMI Aerospace, Inc.*	8,900	162,781
Manitex International, Inc.*	36,501	347,855
Marten Transport, Ltd.	20,325	428,248
Met-Pro Corp.	27,725	276,141
Michael Baker Corp.*	14,600	328,938
Miller Industries Inc.	15,875	260,350
Multi-Color Corp.	7,725	164,697
MYR Group, Inc.*	23,439	391,900
NN, Inc.*	37,250	294,647
Old Dominion Freight Line, Inc.*	6,150	273,491
Orion Marine Group, Inc.*	20,200	139,784
PGT, Inc.*	152,400	310,896
Pike Electric Corp.*	22,600	185,772
Proto Labs, Inc.*	6,246	231,727
RBC Bearings, Inc.*	12,746	597,532
Rush Enterprises, Inc.*	26,274	475,034
Saia, Inc.*	21,566	405,009
SeaCube Container Leasing, Ltd.	14,585	270,552
Standard Parking Corp.*	13,821	263,428
Sun Hydraulics Corp.	29,350	734,631
Thermon Group Holdings, Inc.*	42,932	953,949

	Shares	Value

Titan International, Inc.	11,382	$328,826
Universal Truckload Services, Inc.	11,475	179,010
US Ecology, Inc.	18,071	391,779
Vitran Corp, Inc.*	30,787	264,460
Wabash National Corp.*	45,330	379,412
Zipcar, Inc.*	24,397	293,984
Total Industrials		28,135,385
Information Technology - 28.6%
Active Network Inc, The*	42,115	707,532
Actuate Corp.*	50,938	361,660
Allot Communications, Ltd.*	35,460	870,188
American Software Inc., Class A	31,350	259,578
Anaren, Inc.*	19,725	355,839
Angie’s List, Inc.*	26,596	371,014
Aspen Technology, Inc.*	37,100	733,838
AuthenTec, Inc.*	63,700	207,025
Bazaarvoice, Inc.*	5,999	118,840
Brightcove, Inc.*	16,944	317,700
BroadSoft, Inc.*	9,985	427,458
Callidus Software, Inc.*	65,347	517,548
Carbonite, Inc.*	29,068	232,253
Cohu, Inc.	14,925	163,876
Computer Task Group, Inc.*	66,750	962,535
comScore, Inc.*	51,023	1,016,378
Constant Contact, Inc.*	16,820	406,539
Cornerstone OnDemand, Inc.*	59,803	1,242,706
CTS Corp.	35,500	380,915
Datalink Corp.*	28,300	288,094
DDi Corp.	6,800	88,264
Demandware, Inc.*	21,703	591,407
Digi International, Inc.*	38,683	358,978
Digimarc Corp.	3,100	81,065
DSP Group, Inc.*	41,400	270,756
DTS Inc.*	8,820	275,184
Echo Global Logistics, Inc.*	20,964	357,017
Electro Rent Corp.	9,241	143,975
Ellie Mae, Inc.*	90,284	1,170,081
Envivio, Inc.*	35,500	328,375
EPAM Systems, Inc.*	62,480	1,289,587
ExlService Holdings, Inc.*	23,381	647,186
FARO Technologies, Inc.*	28,100	1,573,038
Globecomm Systems, Inc.*	23,500	333,230
Glu Mobile, Inc.*	71,900	327,145
Hackett Group, Inc., The*	15,200	86,792
hiSoft Technology International, Ltd., ADR*	33,726	479,584

The accompanying notes are an integral part of these financial statements.

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 28.6% (continued)
Imperva, Inc.*	27,311	$949,603
InfoSpace, Inc.*	21,375	237,904
Inphi Corp.*	42,357	429,924
Interactive Intelligence Group, Inc.*	38,900	1,153,774
IXYS Corp.*	28,712	357,752
Kenexa Corp.*	20,861	681,529
Lionbridge Technologies, Inc.*	34,200	94,050
Liquidity Services, Inc.*	5,326	284,036
LivePerson, Inc.*	74,627	1,185,077
LogMeln, Inc.*	7,405	266,654
LTX-credence Corp.*	26,200	180,780
MaxLinear, Inc., Class A*	24,974	121,124
Maxwell Technologies, Inc.*	26,465	251,682
Methode Electronics, Inc.	38,668	326,745
Monolithic Power Systems, Inc.*	21,390	443,201
Multi-Fineline Electronix, Inc.*	3,075	81,457
NIC, Inc.	76,000	850,440
NQ Mobile, Inc., ADR*	42,784	497,578
OCZ Technology Group, Inc.*	56,926	335,863
Oplink Communications, Inc.*	23,869	378,085
PC Connection, Inc.	22,046	176,809
Procera Networks, Inc.*	22,017	457,073
Proofpoint, Inc.*	40,000	524,000
PROS Holdings, Inc.*	19,196	377,969
Radisys Corp.*	26,225	166,529
RDA Microelectronics, Inc., ADR*	64,287	827,374
Responsys, Inc.*	75,081	959,535
Rubicon Technology, Inc.*	21,100	199,395
SciQuest, Inc.*	32,878	488,238
ServiceSource International, Inc.*	15,096	250,292
Sierra Wireless, Inc.*	51,011	347,385
Sourcefire, Inc.*	10,184	519,282
SPS Commerce, Inc.*	27,105	754,061
Stamps.com, Inc.*	19,217	557,870
STEC, Inc.*	21,600	179,064
Symmetricom, Inc.*	29,242	162,586
Synchronoss Technologies, Inc.*	8,773	274,595
Tangoe, Inc.*	64,130	1,313,382
TechTarget, Inc.*	12,200	90,768
Tessco Technologies, Inc.	52,400	1,048,000
TNS, Inc.*	22,600	461,040

	Shares	Value

Tyler Technologies, Inc.*	38,900	$1,554,055
Velti PLC*	62,731	749,635
Virtusa Corp.*	50,888	767,900
Vishay Precision Group, Inc.*	12,450	180,276
Volterra Semiconductor Corp.*	41,524	1,365,724
Xyratex, Ltd.	73,500	1,067,220
Total Information Technology		43,270,495
Materials - 4.7%
Flotek Industries, Inc.*	53,845	734,446
Koppers Holdings, Inc.	43,459	1,689,686
Landec Corp.*	29,800	191,912
Materion Corp.*	27,247	673,274
Myers Industries, Inc.	25,700	424,821
Omnova Solutions, Inc.*	116,800	915,712
Penford Corp.*	11,400	94,620
Spartech Corp.*	35,650	173,972
UFP Technologies, Inc.*	4,925	89,586
Universal Stainless & Alloy*	46,950	2,178,480
Total Materials		7,166,509
Telecommunication Services - 0.8%
IDT Corp.	20,600	173,452
Premiere Global Services, Inc.*	39,100	349,945
SureWest Communications	15,925	359,587
Towerstream Corp.*	72,600	333,234
Total Telecommunication Services		1,216,218
Utilities - 0.6%
Chesapeake Utilities Corp.	8,475	356,119
Unitil Corp.	21,000	555,660
Total Utilities		911,779
Total Common Stocks (cost $113,718,568)		145,685,005
Exchange Traded Funds - 0.2%
SPDR S&P Regional Banking ETF (cost $254,534)	12,200	342,454
Other Investment Companies - 2.7%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $4,034,592)	4,034,592	4,034,592
Total Investments - 99.0% (cost $118,007,694)		150,062,051
Other Assets, less Liabilities - 1.0%		1,449,342
Net Assets - 100.0%		$151,511,393

The accompanying notes are an integral part of these financial statements.

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Managers Real Estate Securities Fund**
REITs (Apartments)	20.4%
REITs (Regional Malls)	15.0%
REITs (Office Property)	13.6%
REITs (Health Care)	12.7%
REITs (Diversified)	9.7%
REITs (Shopping Centers)	7.0%
REITs (Hotels)	6.4%
REITs (Storage)	5.2%
REITs (Warehouse/Industrials)	4.9%
REITs (Single Tenant)	1.2%
Other Assets and Liabilities	3.9%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets	Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this
		report.
Simon Property Group, Inc.*	7.5%
Equity Residential*	5.5
Public Storage*	5.2
ProLogis, Inc.*	4.9
Health Care REIT, Inc.*	4.7
Ventas, Inc.*	4.6
Boston Properties, Inc.*	4.1
HCP, Inc.*	3.4
Macerich Co., The*	3.4
Digital Realty Trust, Inc.	3.3

Top Ten as a Group	46.6%

*	Top Ten Holding at October 31, 2011

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

REITs - 96.1%
Apartments - 20.4%
American Campus Communities, Inc.	25,530	$1,134,808
AvalonBay Communities, Inc.	20,380	2,963,252
BRE Properties, Inc.	15,480	812,700
Camden Property Trust	27,930	1,890,023
Colonial Properties Trust	71,010	1,588,494
Equity Residential	93,380	5,737,267
Essex Property Trust, Inc.	18,380	2,903,489
Home Properties, Inc.	21,290	1,299,754
UDR, Inc.	109,650	2,887,085
Total Apartments		21,216,872
Diversified - 9.7%
Digital Realty Trust, Inc.	45,290	3,400,826
Duke Realty Corp.	126,160	1,869,691
Liberty Property Trust	33,910	1,236,019
Retail Properties Of America, Inc., Class A*	34,640	313,492
Vornado Realty Trust	37,780	3,243,035
Total Diversified		10,063,063
Health Care - 12.7%
HCP, Inc.	86,140	3,570,503
Health Care REIT, Inc.	86,460	4,898,824
Ventas, Inc.	80,590	4,737,886
Total Health Care		13,207,213
Hotels - 6.4%
DiamondRock Hospitality Co.	55,930	594,536
Host Hotels & Resorts, Inc.	143,790	2,392,666
LaSalle Hotel Properties	29,840	877,594
Pebblebrook Hotel Trust	15,110	363,849
RLJ Lodging Trust	72,760	1,366,433
Sunstone Hotel Investors, Inc.*	97,860	998,172
Total Hotels		6,593,250
Office Properties - 13.6%
Alexandria Real Estate Equities, Inc.	31,570	2,365,224
Boston Properties, Inc.	39,600	4,286,700
Brandywine Realty Trust	76,930	912,390

	Shares	Value

CommonWealth REIT	81,330	$1,524,938
Hudson Pacific Properties, Inc.	25,990	411,422
Mack-Cali Realty Corp.	61,760	1,773,747
SL Green Realty Corp.	35,020	2,887,049
Total Office Properties		14,161,470
Regional Malls - 15.0%
General Growth Properties, Inc.	91,270	1,624,606
Macerich Co., The	57,800	3,558,746
Simon Property Group, Inc.	50,020	7,783,112
Tanger Factory Outlet Centers	59,690	1,869,491
Taubman Centers, Inc.	10,110	780,290
Total Regional Malls		15,616,245
Shopping Centers - 7.0%
Acadia Realty Trust	19,130	443,433
DDR Corp.	177,340	2,624,632
Equity One, Inc.	19,090	396,690
Kimco Realty Corp.	140,100	2,719,341
Regency Centers Corp.	23,680	1,064,653
Total Shopping Centers		7,248,749
Single Tenant - 1.2%
National Retail Properties, Inc.	46,850	1,282,753
Storage - 5.2%
Public Storage	37,350	5,350,761
Warehouse/Industrials - 4.9%
ProLogis, Inc.	141,600	5,066,448
Total REITs (cost $87,495,880)		99,806,824

Other Investment Companies - 3.9%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $4,070,749)	4,070,749	4,070,749
Total Investments - 100.0% (cost $91,566,629)		103,877,573
Other Assets, less Liabilities - 0.0%#		(48,332)
Net Assets - 100.0%		$103,829,241

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Rating	Managers California Intermediate Tax-Free Fund**
Aaa	0.7%
Aa	53.0%
A	46.3%
** As a percentage of market value of fixed income securities Chart does not include equity securities

Top Ten Holdings

Security Name	% of Net Assets
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25*	5.4%
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)*	3.1
San Bernardino, CA Community College District, Election 2008, Series A, 6.25%, 08/01/23*	2.9
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20*	2.8
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23*	2.6
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24*	2.6
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)*	2.6
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)*	2.2	Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.
California State Public Works Board, Series A, 5.000%, 04/01/24*	2.2
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26*	2.2

Top Ten as a Group	28.6%

* Top Ten Holding at October 31, 2011

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Principal Amount	Value

Municipal Bonds - 97.9%
Alvord, CA Unified School District General Obligation, Election 2007, Series A, 5.000%, 08/01/23 (AGM Insured)	$285,000	$321,377
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	110,000	128,291
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	273,953
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	121,723
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	198,912
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	221,356
Barstow, CA Unified Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	390,398
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/17	20,000	23,614
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/22	35,000	40,255
Benicia, CA Unified School District General Obligation, 4.000%, 08/01/19	100,000	111,990
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	57,302
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	358,273
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	50,729
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	30,113
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	597,115
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,594
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	57,943
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	22,706
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	81,211
Centinela Valley Union High School District, Series A, 5.500%, 02/01/24 (National Insured)	100,000	117,327
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	110,148
Central, CA Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	79,797
Central, CA Unified School District General Obligation, 5.000%, 08/01/22 (Assured Guaranty)	25,000	28,902
Central, CA Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	26,366
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	17,309
Citrus, CA Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	22,289
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	135,344
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	266,978
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	21,263
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/23 (National Insured)	115,000	125,295
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	69,980
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	54,741
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	436,470
Desert Sands CA Unified School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	44,960
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16	50,000	57,771
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26	175,000	197,015
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/27	245,000	274,182
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.500%, 08/01/28	25,000	28,503
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	370,593

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 97.9% (continued)
El Monte, CA City School District General Obligation, Election 2004, Series A, 4.250%, 05/01/15 (FGIC Insured)	$175,000	$191,900
El Monte, CA Union High School District General Obligation, Election 2002, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	45,605
Fairfield-Suisun, CA Unified School District General Obligation, 5.000%, 08/01/27 (National Insured)	100,000	102,179
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	601,363
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	257,578
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	70,000	76,684
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	30,188
Golden West, CA Schools Financing Authority General Obligation, 5.250%, 09/01/24 (National Insured)	365,000	459,411
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	92,634
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	57,152
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	137,964
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	115,290
Long Beach, CA Unified School District General Obligation Refunding, Series A, 5.000%, 08/01/25	30,000	34,518
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	98,680
Los Angeles County, CA Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series E, 5.000%, 07/01/25	35,000	40,504
Los Angeles County, CA Public Works Financing Authority, 5.000%, 10/01/15 (National Insured)	15,000	17,148
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,562
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	88,768
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	28,753
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	311,451
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	837,517
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Real Property, Series B, 4.750%, 09/01/26	100,000	105,409
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series A, 5.000%, 09/01/24	100,000	109,812
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	208,256
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series C, 5.000%, 09/01/18	300,000	349,359
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	131,944
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	52,452
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/16	160,000	182,296
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	706,650
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series 2008 A, 5.000%, 09/01/25	50,000	54,607
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	39,112
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	33,638
Montebello, CA Unified School District General Obligation, Election 2004, 4.200%, 08/01/22 (National Insured)	100,000	104,531
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	55,470
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	56,447
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,842
Orange County, CA Sanitation District COP, Series A, 5.000%, 02/01/22	135,000	159,868
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	50,739

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.9% (continued)
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	$50,000	$55,002
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,744
Placentia-Yorba Linda, CA Unified School District General Obligation, Election 2002, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	69,183
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,397
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	32,481
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	290,249
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	342,562
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	313,423
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	287,257
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	683,250
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	75,000	80,192
Puerto Rico Sales Tax Financing Corp. Revenue, Prerefunded, Series 2009 A, 5.000%, 08/01/18	20,000	24,831
Puerto Rico Sales Tax Financing Corp. Revenue, Unrefunded Balance, Series 2009 A, 5.000%, 08/01/18	50,000	57,464
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	750,130
Rescue, CA Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	25,000	30,009
Rescue, CA Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	50,000	59,948
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	38,829
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,600
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	171,402
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	61,820
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	161,991
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	140,613
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	127,696
Sacramento, CA Municipal Utility District Electric Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	177,400
Sacramento, CA Municipal Utility District Unrefunded Balance Revenue, Series R, 5.000%, 08/15/18 (National Insured)	45,000	47,509
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	589,699
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	196,180
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23	620,000	773,934
San Diego, CA Public Facilities Financing Authority Sewer Revenue, Series B, 5.000%, 05/15/21	50,000	60,014
San Diego, CA Public Facilities Financing Authority Water Revenue, Series B, 5.000%, 08/01/20	30,000	36,629
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	339,199
San Francisco, CA City & County Airports Commission Revenue, Second Series Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	552,057
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	95,000	109,280
San Francisco, CA City and County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	55,067
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	61,257
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	163,598
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	551,030
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,440,387

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 97.9% (continued)
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	$330,000	$347,358
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	117,911
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	82,185
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/16 (National Insured)	250,000	284,310
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	589,515
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	48,147
Santa Clara County, CA Financing Authority Lease Revenue, Series A, 5.000%, 11/15/21	185,000	214,774
Santa Clara County, CA San Jose Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	221,882
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	102,829
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	54,197
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	109,177
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	108,070
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,574
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	45,246
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,487
South Western, CA Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	319,568
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	75,000	89,165
Sweetwater, CA Authority Water Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	56,031
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	94,172
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	106,228
Tustin, CA Unified School District No. 2002-1 General Obligation, Election 2002, Series B, 4.250%, 06/01/15 (AMBAC Insured)	50,000	55,009
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	132,686
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,843
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	16,069
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	350,000	368,469
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	85,000	89,896
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	114,196
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	691,125
West Contra Costa, CA Unified School District General Obligation, Election 2005, Series B, 6.000%, 08/01/21	75,000	96,329
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	84,067

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 97.9% (continued)
Yosemite, CA Community College District General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	$515,000	$578,659
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	100,056
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	27,600
Total Municipal Bonds (cost $24,474,915)		26,274,512
	Shares
Other Investment Companies - 0.7%[2]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.06% (cost $187,025)	187,025	187,025

Total Investments - 98.6% (cost $24,661,940)[4]		26,461,537
Other Assets, less Liabilities - 1.4%		386,371
Net Assets - 100.0%		$26,847,908

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2012, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers Frontier Small Cap Growth Fund	$92,902,120	$13,711,921	$(7,229,520)	$6,482,401
Managers AMG TSCM Growth Equity Fund	21,768,564	3,672,477	(182,782)	3,489,695
Managers Micro-Cap Fund	118,808,463	35,580,995	(4,327,407)	31,253,588
Managers Real Estate Securities Fund	92,835,596	11,045,032	(3,055)	11,041,977
Managers California Intermediate Tax-Free Fund	24,661,940	1,804,366	(4,769)	1,799,597

*	Non-income-producing security.

[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2012 amounting to:

Fund	Market Value	% of Net Assets
Managers Frontier Small Cap Growth	$4,347,826	4.6%

[2]	Yield shown for each investment company represents the April 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

At April 30, 2012, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 94.8% and Puerto Rico 3.1%. At April 30, 2012, 64.1% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 37.9% and FGIC 12.2%.

As of April 30, 2012, the securities in Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund, and Managers Real Estate Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2012.

(See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap Fund
Investments in Securities

Common Stocks†	$145,563,415	$121,590	–	$145,685,005

Exchange Traded Funds	342,454	–	–	342,454

Other Investment Companies	4,034,592	–	–	4,034,592

Total Investments	$149,940,461	$121,590	–	$150,062,051

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free Fund

Investments in Securities

Municipal Bonds††	–	$26,274,512	–	$26,274,512

Other Investment Companies	$187,025	–	–	187,025

Total Investments	$187,025	$26,274,512	–	$26,461,537

†

For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments. The only Level 2 security is classified in the Industrials industry.

††	All municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of securities, please refer to the Schedule of Portfolio Investments.

As of April 30, 2012, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
ETF:	Exchange Traded Fund
FGIC:	Financial Guaranty Insurance Company
FSA:	FSA Capital, Inc.
National:	National Public Finance Guarantee Corp.
REIT:	Real Estate Investment Trust
XCLA:	XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers AMG TSCM Growth Equity Fund	Managers Micro-Cap Fund
Assets:
Investments at value* (including securities on loan valued at $4,347,826, $0 and $0, respectively)	$99,384,521	$25,258,259	$150,062,051
Cash	–	–	1,758
Receivable for investments sold	1,405,071	417,756	3,035,619
Receivable for Fund shares sold	750	27,901	686,775
Dividends, interest and other receivables	27,526	4,715	48,192
Receivable from affiliate	6,610	11,273	28,937
Receivable for interfund lending	–	–	1,586,623
Prepaid expenses	39,633	27,798	41,722
Total assets	100,864,111	25,747,702	155,491,677
Liabilities:
Payable upon return of securities loaned	4,493,086	–	–
Payable for investments purchased	833,943	120,428	3,559,688
Payable for Fund shares repurchased	35,974	12,751	154,822
Accrued expenses:
Investment management and advisory fees	77,703	15,592	124,329
Administrative fees	–	5,197	31,082
Shareholder Servicing fees - Service Class	3,824	3,970	–
Shareholder Servicing fees - Investor Class	109	426	24,211
Custodian	20,171	5,431	29,656
Professional fees	19,725	11,086	27,509
Distribution fees - Investor Class	109	709	–
Printing expense	5,158	9,910	16,177
Other	4,769	2,774	12,810
Total liabilities	5,494,571	188,274	3,980,284

Net Assets	$95,369,540	$25,559,428	$151,511,393

Net Assets Represent:
Paid-in capital	$89,159,154	$23,022,493	$116,938,650
Undistributed net investment income (loss)	(210,383)	24,936	(235,172)
Accumulated net realized gain (loss) from investments	(537,718)	(1,083,699)	2,753,558
Net unrealized appreciation of investments	6,958,487	3,595,698	32,054,357
Net Assets	$95,369,540	$25,559,428	$151,511,393
Investor Class Shares:
Net Assets	$534,762	$3,487,929	n/a
Shares outstanding	27,265	272,727	n/a
Net asset value, offering and redemption price per share	$19.61	$12.79	n/a
Service Class Shares:
Net Assets	$18,510,308	$19,453,825	$117,935,517
Shares outstanding	939,337	1,507,794	3,110,002
Net asset value, offering and redemption price per share	$19.71	$12.90	$37.92
Institutional Class Shares:
Net Assets	$76,324,470	$2,617,674	$33,575,876
Shares outstanding	3,853,637	203,251	885,269
Net asset value, offering and redemption price per share	$19.81	$12.88	$37.93
* Investments at cost	$92,426,034	$21,662,561	$118,007,694

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2012 (continued)

	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund

Assets:
Investments at value*	$103,877,573	$26,461,537
Receivable for investments sold	609,983	104,172
Receivable for Fund shares sold	2,466,550	100
Dividends, interest and other receivables	55,366	328,612
Receivable from affiliate	–	8,031
Prepaid expenses	29,179	4,833
Total assets	107,038,651	26,907,285
Liabilities:
Payable for investments purchased	2,897,224	–
Payable for Fund shares repurchased	181,470	155
Accrued expenses:
Investment management and advisory fees	46,032	8,766
Administrative fees	19,180	5,529
Shareholder servicing fees	19,180	–
Professional fees	29,923	16,616
Custodian	7,765	12,571
Dividends payable to shareholders	–	13,303
Printing expense	991	1748
Other	7,645	689
Total liabilities	3,209,410	59,377

Net Assets	$103,829,241	$26,847,908

Net Assets Represent:
Paid-in capital	$91,158,378	$25,330,489
Undistributed net investment income (loss)	493,210	(1,576)
Accumulated net realized loss from investments	(133,291)	(280,602)
Net unrealized appreciation of investments	12,310,944	1,799,597
Net Assets	$103,829,241	$26,847,908
Shares outstanding	10,146,039	2,430,146
Net asset value, offering and redemption price per share	$10.23	$11.05
* Investments at cost	$91,566,629	$24,661,940

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended April 30, 2012 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers AMG TSCM Growth Equity Fund	Managers Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Dividend income	$234,151	$145,321	$632,843	$1,272,019	–
Interest income	–	–	464	128	$562,979
Securities lending fees	72,165	–	291	–	–
Total investment income	306,316	145,321	633,598	1,272,147	562,979
Expenses:
Investment management and advisory fees	468,999	89,104	734,045	214,596	53,705
Administrative fees	–	29,701	183,512	89,415	33,917
Distribution fees - Investor Class	669	3,664	–	–	–
Transfer agent	33,564	33,939	175,144	104,217	2,236
Professional fees	21,183	12,361	24,651	19,104	15,387
Custodian	19,440	3,959	36,924	10,174	13,680
Registration fees	6,715	9,614	6,691	6,925	1,347
Reports to shareholders	3,578	6,282	15,366	6,854	1,460
Trustees fees and expenses	2,523	452	4,185	2,197	838
Miscellaneous	387	1,069	3,004	1,322	771
Total expenses before offsets	557,058	190,145	1,183,522	454,804	123,341
Expense reimbursements	(40,329)	(67,078)	(174,272)	(2,974)	(48,715)
Expense repayments	–	–	–	9,600	–
Expense reductions	(30)	(2,682)	(15,172)	(999)	(9)
Net expenses	516,699	120,385	994,078	460,431	74,617

Net investment income (loss)	(210,383)	24,936	(360,480)	811,716	488,362
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	437,197	(152,814)	3,679,872	1,467,863	58,912
Net change in unrealized appreciation (depreciation) of investments	8,479,894	3,704,005	14,721,368	8,789,438	877,825
Net realized and unrealized gain	8,917,091	3,551,191	18,401,240	10,257,301	936,737

Net increase in net assets resulting from operations	$8,706,708	$3,576,127	$18,040,760	$11,069,017	$1,425,099

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2012 (unaudited) and the fiscal year ended October 31, 2011

	Managers Frontier Small Cap Growth Fund		Managers AMG TSCM Growth Equity Fund		Managers Micro-Cap Fund
	2012	2011	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(210,383)	$(331,674)	$24,936	$(28,939)	$(360,480)	$(1,014,626)
Net realized gain (loss) on investments	437,197	(716,902)	(152,814)	(929,573)	3,679,872	27,071,407
Net change in unrealized appreciation (depreciation) of investments	8,479,894	(6,310,416)	3,704,005	(206,039)	14,721,368	(11,541,404)
Net increase (decrease) in net assets resulting from operations	8,706,708	(7,358,992)	3,576,127	(1,164,551)	18,040,760	14,515,377
Distributions to Shareholders:
From net investment income:
Investor Class Shares	–	–	–	(21)	–	–
Service Class Shares	–	–	–	–	–	–
Institutional Class Shares	–	–	–	(766)	–	–
From net realized gain on investments:
Investor Class Shares	–	–	–	–	–	–
Service Class Shares	–	–	–	–	(8,215,902)	–
Institutional Class Shares	–	–	–	–	(2,309,261)	–
Total distributions to shareholders	–	–	–	(787)	(10,525,163)	–
From Capital Share Transactions:[1]
Proceeds from sale of shares	1,299,952	81,140,798	2,409,585	31,374,366	2,816,497	31,916,363
Reinvestment of dividends and distributions	–	–	–	787	10,371,547	–
Cost of shares repurchased	(10,616,481)	(8,248,962)	(3,194,830)	(8,528,660)	(14,669,387)	(36,524,195)
Net increase (decrease) from capital share transactions	(9,316,529)	72,891,836	(785,245)	22,846,493	(1,481,343)	(4,607,832)

Total increase (decrease) in net assets	(609,821)	65,532,844	2,790,882	21,681,155	6,034,254	9,907,545
Net Assets:
Beginning of period	95,979,361	30,446,517	22,768,546	1,087,391	145,477,139	135,569,594
End of period	$95,369,540	$95,979,361	$25,559,428	$22,768,546	$151,511,393	$145,477,139
End of period undistributed net investment income (loss)	$(210,383)	–	$24,936	–	$(235,172)	$125,308

Share Transactions:[1]
Sale of shares	67,731	3,956,983	200,974	2,661,437	59,516	1,003,651
Reinvested shares from dividends and distributions	–	–	–	68	306,740	–
Shares repurchased	(574,074)	(450,640)	(269,939)	(708,136)	(408,574)	(1,022,125)
Net increase (decrease) in shares	(506,343)	3,506,343	(68,965)	1,953,369	(42,318)	(18,474)

1 See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2012 (unaudited) and the fiscal year ended October 31, 2011

	Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund
	2012	2011	2012	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$811,716	$287,029	$488,362	$1,014,096
Net realized gain on investments	1,467,863	4,647,071	58,912	73,261
Net change in unrealized appreciation (depreciation) of investments	8,789,438	(1,109,944)	877,825	(321,805)
Net increase in net assets resulting from operations	11,069,017	3,824,156	1,425,099	765,552
Distributions to Shareholders:
From net investment income:	(383,081)	(266,975)	(488,362)	(1,014,096)
From Capital Share Transactions:
Proceeds from sale of shares	46,821,882	45,437,049	346,715	1,019,409
Reinvestment of dividends and distributions	343,353	255,784	225,093	448,572
Cost of shares repurchased	(9,590,427)	(17,468,606)	(1,522,789)	(5,672,621)
Net increase (decrease) from capital share transactions	37,574,808	28,224,227	(950,981)	(4,204,640)

Total increase (decrease) in net assets	48,260,744	31,781,408	(14,244)	(4,453,184)
Net Assets:
Beginning of period	55,568,497	23,787,089	26,862,152	31,315,336
End of period	$103,829,241	$55,568,497	$26,847,908	$26,862,152
End of period undistributed net investment income (loss)	$493,210	$64,575	$(1,576)	$(1,576)

Share Transactions:
Sale of shares	4,927,739	5,269,490	31,720	96,667
Reinvested shares from dividends and distributions	35,403	30,340	20,574	42,697
Shares repurchased	(1,028,712)	(2,019,458)	(139,109)	(543,402)
Net increase (decrease) in shares	3,934,430	3,280,372	(86,815)	(404,038)

The accompanying notes are an integral part of these financial statements.

Managers Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class Shares	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010*
Net Asset Value, Beginning of Period	$17.90	$16.70	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.16)	(0.11)
Net realized and unrealized gain on investments[1]	1.79	1.36	2.17
Total from investment operations	1.71	1.20	2.06
Net Asset Value, End of Period	$19.61	$17.90	$16.70
Total Return[2]	9.55%[4]	7.19%	14.07%[4]
Ratio of net expenses to average net assets	1.55%[5]	1.55%	1.55%[5]
Ratio of net investment loss to average net assets[2]	(0.90)%[5]	(0.86)%	(0.91)%[5]
Portfolio turnover	19%[4]	44%	52%[4]
Net assets at end of period (000’s omitted)	$535	$563	$406

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.64%[5]	1.72%	1.94%[5]
Ratio of net investment loss to average net assets	(0.99)%[5]	(1.03)%	(1.30)%[5]

Service Class Shares	For the six months ended April 30, 2012	For the fiscal year ended October 31,
	(unaudited)	2011	2010*	2009	2008	2007
Net Asset Value, Beginning of Period	$17.96	$16.72	$13.42	$11.69	$17.87	$15.47
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.12)	(0.12)	(0.10)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments[1]	1.81	1.36	3.42	1.83	(6.06)	2.51
Total from investment operations	1.75	1.24	3.30	1.73	(6.18)	2.40
Net Asset Value, End of Period	$19.71	$17.96	$16.72	$13.42	$11.69	$17.87
Total Return[2]	9.74%[4,6]	7.42%[6]	24.59%	14.80%	(34.58)%	15.51%
Ratio of net expenses to average net assets	1.30%[5]	1.30%	1.37%	1.46%	1.41%	1.39%
Ratio of net investment loss to average net assets[2]	(0.65)%[5]	(0.63)%	(0.78)%	(0.90)%	(0.79)%	(0.68)%
Portfolio turnover	19%[4]	44%	52%	136%	59%	49%
Net assets at end of period (000’s omitted)	$18,510	$18,199	$18,290	$39,536	$51,057	$87,015

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.39%[5]	1.47%	1.66%	1.50%	1.43%	1.41%
Ratio of net investment loss to average net assets	(0.74)%[5]	(0.80)%	(1.07)%	(0.94)%	(0.80)%	(0.70)%

Managers Frontier Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010*
Net Asset Value, Beginning of Period	$18.03	$16.74	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.08)	(0.05)
Net realized and unrealized gain on investments[1]	1.82	1.37	2.15
Total from investment operations	1.78	1.29	2.10
Net Asset Value, End of Period	$19.81	$18.03	$16.74
Total Return[2]	9.87%[4]	7.71%	14.34%[4]
Ratio of net expenses to average net assets	1.05%[5]	1.05%	1.05%[5]
Ratio of net investment loss to average net assets[2]	(0.40)%[5]	(0.41)%	(0.41)%[5]
Portfolio turnover	19%[4]	44%	52%[4]
Net assets at end of period (000’s omitted)	$76,324	$77,217	$11,750

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.14%[5]	1.22%	1.44%[5]
Ratio of net investment loss to average net assets	(0.49)%[5]	(0.58)%	(0.80)%[5]

Managers AMG TSCM Growth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class Shares	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010**
Net Asset Value, Beginning of Period	$11.02	$10.93	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.00 [7]	(0.10)	(0.00)[7]
Net realized and unrealized gain on investments[1]	1.77	0.19	0.93
Total from investment operations	1.77	0.09	0.93
Less Distributions to Shareholders from:
Net investment income	–	(0.00)[7]	–
Net Asset Value, End of Period	$12.79	$11.02	$10.93
Total Return[2]	16.06%[4]	0.84%	9.30%[4]
Ratio of net expenses to average net assets	1.17%[5]	1.11%	1.17%[5]
Ratio of net investment income (loss) to average net assets[2]	0.05%[5]	(0.86)%	(0.11)%[5]
Portfolio turnover	37%[4]	102%	50%[4]
Net assets at end of period (000’s omitted)	$3,488	$2,465	$14

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.75%[5]	2.04%	15.15%[5]
Ratio of net investment loss to average net assets	(0.53)%[5]	(1.79)%	(14.09)%[5]

Service Class Shares	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010**
Net Asset Value, Beginning of Period	$11.10	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.02)	0.00 [7]
Net realized and unrealized gain on investments[1]	1.79	0.18	0.94
Total from investment operations	1.80	0.16	0.94
Net Asset Value, End of Period	$12.90	$11.10	$10.94
Total Return[2]	16.22%[4,6]	1.46%[6]	9.40%[4]
Ratio of net expenses to average net assets	1.02%[5]	0.96%	1.03%[5]
Ratio of net investment income (loss) to average net assets[2]	0.21%[5]	(0.17)%	0.00%[5,7]
Portfolio turnover	37%[4]	102%	50%[4]
Net assets at end of period (000’s omitted)	$19,454	$18,321	$11

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.60%[5]	1.89%	15.00%[5]
Ratio of net investment loss to average net assets	(0.37)%[5]	(1.10)%	(13.97)%[5]

Managers AMG TSCM Growth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31, 2011	For the fiscal period ended October 31, 2010**
Net Asset Value, Beginning of Period	$11.07	$10.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.03	0.00 [7]	0.01
Net realized and unrealized gain on investments[1]	1.78	0.13	0.93
Total from investment operations	1.81	0.13	0.94
Less Distributions to Shareholders from:
Net investment income	–	(0.00)[7]	–
Net Asset Value, End of Period	$12.88	$11.07	$10.94
Total Return[2]	16.35%[4]	1.23%	9.40%[4]
Ratio of net expenses to average net assets	0.77%[5]	0.71%	0.79%[5]
Ratio of net investment income to average net assets[2]	0.44%[5]	0.03%	0.27%[5]
Portfolio turnover	37%[4]	102%	50%[4]
Net assets at end of period (000’s omitted)	$2,617	$1,982	$1,063

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.35%[5]	1.64%	14.74%[5]
Ratio of net investment loss to average net assets	(0.14)%[5]	(0.90)%	(13.68)%[5]

Managers Micro-Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Service Class Shares†	For the six months ended April 30, 2012 (unaudited)	For the fiscal year ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$36.03	$33.42	$26.37	$25.41	$41.90	$34.48
Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.27)	(0.25)	(0.21)	(0.31)	(0.37)
Net realized and unrealized gain (loss) on investments[1]	4.65	2.88	7.30	2.73	(16.18)	7.79
Total from investment operations	4.55	2.61	7.05	2.52	(16.49)	7.42
Less Distributions to Shareholders from:
Net realized gain on investments	(2.66)	–	–	(1.56)	–	–
Net Asset Value, End of Period	$37.92	$36.03	$33.42	$26.37	$25.41	$41.90
Total Return[2]	13.53%[4]	7.78%	26.73%[6]	11.34%[6]	(39.37)%	21.52%[6]
Ratio of net expenses to average net assets	1.41%[5]	1.41%	1.50%	1.53%	1.54%	1.53%
Ratio of net investment loss to average net assets[2]	(0.55)%[5]	(0.73)%	(0.84)%	(0.90)%	(0.92)%	(1.01)%
Portfolio turnover	27%[4]	85%	93%	82%	193%	76%
Net assets at end of period (000’s omitted)	$117,935	$113,742	$135,570	$127,322	$132,424	$271,934

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.66%[5]	1.66%	1.72%	1.75%	1.66%	1.53%
Ratio of net investment loss to average net assets	(0.80)%[5]	(0.98)%	(1.06)%	(1.12)%	(1.04)%	(1.01)%

Institutional Class Shares††	For the six months ended April 30, 2012 (unaudited)	For the fiscal period October 1, 2011 through October 31, 2011
Net Asset Value, Beginning of Period	$36.03	$31.02
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.01)
Net realized and unrealized gain on investments[1]	4.61	5.02
Total from investment operations	4.56	5.01
Less Distributions to Shareholders from:
Net realized gain on investments	(2.66)	–
Net Asset Value, End of Period	$37.93	$36.03
Total Return[2]	13.52%[4]	16.18%[4]
Ratio of net expenses to average net assets	1.16%[5]	1.17%[5]
Ratio of net investment loss to average net assets[2]	(0.30)%[5]	(0.42)%[5]
Portfolio turnover	27%[4]	85%[4]
Net assets at end of period (000’s omitted)	$33,576	$31,735

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.41%[5]	1.50%[5]
Ratio of net investment loss to average net assets	(0.55)%[5]	(0.75)%[5]

Managers Real Estate Securities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012	For the fiscal year ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.95	$8.12	$5.68	$5.55	$12.57	$14.74
Income from Investment Operations:
Net investment income	0.11 [1]	0.06 [1]	0.08 [1]	0.12 [1]	0.13 [1]	0.06
Net realized and unrealized gain (loss) on investments	1.22 [1]	0.83 [1]	2.43 [1]	0.16 [1]	(4.06)[1]	0.22
Total from investment operations	1.33	0.89	2.51	0.28	(3.93)	0.28
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.06)	(0.07)	(0.15)	(0.12)	(0.10)
Net realized gain on investments	–	–	–	–	(2.97)	(2.35)
Total distributions to shareholders	(0.05)	(0.06)	(0.07)	(0.15)	(3.09)	(2.45)
Net Asset Value, End of Period	$10.23	$8.95	$8.12	$5.68	$5.55	$12.57
Total Return[2]	14.84%[4]	11.06%	44.47%	5.77%	(38.95)%	2.10%
Ratio of net expenses to average net assets	1.29%[5]	1.41%	1.49%	1.48%	1.48%	1.40%
Ratio of net investment income to average net assets[2]	2.27%[5]	0.69%	1.12%	2.56%	1.63%	0.82%
Portfolio turnover	24%[4]	75%	99%	107%	127%	126%
Net assets at end of period (000’s omitted)	$103,829	$55,568	$23,787	$14,526	$12,366	$26,561

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.30%[5]	1.48%	1.79%	2.47%	1.80%	1.41%
Ratio of net investment income to average net assets	2.26%[5]	0.62%	0.82%	1.57%	1.31%	0.83%

Managers California Intermediate Tax-Free Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2012	For the fiscal year ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.67	$10.72	$10.40	$9.84	$10.56	$10.75
Income from Investment Operations:
Net investment income[1]	0.20 [1]	0.39	0.34	0.32	0.38	0.40
Net realized and unrealized gain (loss) on investments[1]	0.38 [1]	(0.05)	0.32	0.55	(0.56)	(0.16)
Total from investment operations	0.58	0.34	0.66	0.87	(0.18)	0.24
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.39)	(0.34)	(0.31)	(0.38)	(0.40)
Net realized gain on investments	–	–	–	–	(0.16)	(0.03)
Total distributions to shareholders	(0.20)	(0.39)	(0.34)	(0.31)	(0.54)	(0.43)
Net Asset Value, End of Period	$11.05	$10.67	$10.72	$10.40	$9.84	$10.56
Total Return[2]	5.42%[4]	3.27%	6.41%	8.97%	(1.82)%	2.23%
Ratio of net expenses to average net assets	0.55%[5]	0.55%	0.55%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets[2]	3.60%[5]	3.69%	3.20%	3.08%	3.71%	3.75%
Portfolio turnover	3%[4]	8%	64%	152%	33%	35%
Net assets at end of period (000’s omitted)	$26,848	$26,862	$31,315	$31,181	$32,955	$35,982

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.91%[5]	0.90%	0.96%	0.86%	0.80%	0.82%
Ratio of net investment income to average net assets	3.24%[5]	3.34%	2.79%	2.77%	3.46%	3.49%

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective January 1, 2010, existing shares of Managers Frontier Small Cap Growth Fund (formerly shares of Managers Small Cap Fund) were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.

**	Commenced operations on July 30, 2010.

†	Effective October 1, 2011, existing shares of Managers Micro-Cap Fund were reclassified and redesignated as Service Class shares.

††

As of the close of business on September 30, 2011, Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) merged into Managers Micro-Cap Fund. Each full and partial share of Institutional Micro-Cap was exchanged for shares in the new Institutional Class of Micro-Cap in an equivalent dollar amount.

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[3]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	Not annualized.

[5]	Annualized.

[6]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

[7]	Rounds to less than $0.01 per share or 0.01%.

Notes to Financial Statements

April 30, 2012 (unaudited)

1.Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Frontier Small Cap Growth Fund (“Small Cap”), Managers Micro-Cap Fund (“Micro-Cap”), Managers Real Estate Securities Fund (“Real Estate Securities”), Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), and Managers AMG TSCM Growth Equity Fund (“TSCM Growth Equity”), each a “Fund” and collectively the “Funds.”

Small Cap and TSCM Growth Equity each offer three classes of shares: Investor Class, Service Class, and Institutional Class. Micro-Cap currently offers two classes of shares: Institutional Class and Service Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. Under certain circumstances, the Investment Manager may adjust such prices based on its determinination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap, TSCM Growth Equity and Micro-Cap Funds, investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended April 30, 2012, under these arrangements the amount by which each Fund’s expenses were reduced and the impact on the expense ratios were as follows: TSCM Growth Equity - $2,674 or 0.02%, Micro-Cap -$15,126 or 0.02%, Real Estate Securities - $980 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2012, the custodian expense was not reduced for any of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2012, the overdraft fees were as follows: Real Estate Securities - $28.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2012, the transfer agent expense was reduced as follows: Small Cap - $30, TSCM Growth Equity - $8, Micro-Cap - $46, Real Estate Securities - $19 and California Intermediate Tax-Free - $9.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense imbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually - Small Cap, Micro-Cap, and TSCM Growth Equity

Quarterly - Real Estate Securities

Declared daily, paid monthly - California Intermediate Tax-Free

Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

Notes to Financial Statements (continued)

e.Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

New Tax Law: Regulated Investment Company Modernization Act:

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RIC”). Some highlights of the enacted provisions are as follows:

New post-enactment capital losses may now be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act repealed the 60-day designation requirement for certain types of pass-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31, or December 31, reducing the circumstances under which a RIC might be required to send shareholders amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The Funds’ first taxable year subject to the Act is the current fiscal year ended October 31, 2012.

f.Capital Loss Carryovers and Deferrals

As of April 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amount		Expires
Fund	Short-Term	Long-Term	October 31,
Small Cap
(Pre-Enactment)	$498,829	—	2019

TSCM Growth Equity
(Pre-Enactment)	$471	—	2018
(Pre-Enactment)	824,409	—	2019

Total	$824,880	—

Real Estate Securities
(Pre-Enactment)	$322,187	—	2017

California Intermediate Tax-Free
			2016
(Pre-Enactment)	$339,514	—

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The capital stock transactions for the Small Cap, TSCM Growth Equity and Micro-Cap for the six months ended April 30, 2012, and fiscal year ended October 31, 2011 were as follows:

	Small Cap				TSCM Growth Equity
	2012		2011		2012		2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class Shares
Sale of shares	17	$333	28,393	$522,154	51,067	$609,624	225,474	$2,417,579
Reinvestment of dividends and distributions	—	—	—	—	—	—	2	21
Shares repurchased	(4,225)	(77,052)	(21,255)	(410,167)	(2,085)	(26,203)	(3,001)	(40,921)

Net Increase (Decrease)	(4,208)	$(76,719)	7,138	$111,987	48,982	$583,421	222,475	$2,376,679

Service Class Shares
Sale of shares	39,591	$765,128	243,274	$4,730,889	109,518	$1,296,202	2,296,630	$27,315,713
Reinvestment of dividends and distributions	—	—	—	—	—	—	—	—
Shares repurchased	(113,357)	(2,107,472)	(324,358)	(5,860,165)	(251,638)	(2,986,545)	(647,716)	(7,852,985)

Net Increase (Decrease)	(73,766)	$(1,342,344)	(81,084)	$(1,129,276)	(142,120)	$(1,690,343)	1,648,914	$19,462,728

Institutional Class Shares
Sale of shares	28,123	$534,492	3,685,316	$75,887,755	40,389	$503,759	139,333	$1,641,074
Reinvestment of dividends and distributions	—	—	—	—	—	—	66	766
Shares repurchased	(456,492)	(8,431,957)	(105,027)	(1,978,630)	(16,216)	(182,082)	(57,419)	(634,754)

Net Increase (Decrease)	(428,369)	$(7,897,465)	3,580,289	$73,909,125	24,173	$321,677	81,980	$1,007,086

	Micro-Cap
	2012		2011
	Shares	Amount	Shares	Amount
Service Class Shares
Sale of shares	24,286	$1,389,107	115,169	$4,285,088
Reinvestment of dividends and distributions	238,842	8,075,238	—	—
Shares repurchased	(310,023)	(11,090,206)	(1,014,335)	(36,248,361)

Net Decrease	(46,895)	$(1,625,861)	(899,166)	$(31,963,273)

Institutional Class Shares*
Sale of shares	35,230	$1,427,390	279,136	$8,729,132
Reinvestment of dividends and distributions	67,898	2,296,309	—	—
Shares issued in connection with merger	—	—	609,346	18,902,143
Shares repurchased	(98,551)	(3,579,181)	(7,790)	(275,834)

Net Increase	4,577	$144,518	880,692	$27,355,441

*	Commenced operations on October 1, 2011.

Notes to Financial Statements (continued)

At April 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap - 2 collectively own 49%; TSCM Growth Equity - 2 collectively own 88%; Micro-Cap- 2 collectively own 41%; Real Estate Securities - 2 collectively own 47%; California Intermediate Tax-Free - 2 collectively own 60%. Transactions by these shareholders may have a material impact on the Funds.

2. Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for each Fund (subject to Board approval) and monitors the subadvisors’ investment performance, security holdings, and investment strategies. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a subadvisory agreement with the Manager.

The Small Cap investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”). AMG indirectly owns a majority interest in Frontier. The TSCM Growth Equity investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”). AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended April 30, 2012, were as follows:

Investment Management Fees
Small Cap	1.00%
TSCM Growth Equity	0.75%
Micro-Cap	1.00%
Real Estate Securities	0.60%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

Small Cap is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier.

For each of the Funds other than Small Cap, the Trust entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Funds’ administrator

(the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

Managers has contractually agreed, until at least March 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of Small Cap, TSCM Growth Equity, Micro-Cap, Real Estate Securities and California Intermediate Tax-Free to 1.05%, 0.79%, 1.18%, 1.29%, and 0.55%, respectively, of each Fund’s average daily net assets.

Each of Small Cap, TSCM Growth Equity, Micro-Cap, Real Estate Securities, and California Intermediate Tax-Free is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentages of that Fund’s average daily net assets. For the six months ended April 30, 2012, each Fund’s components of reimbursement are detailed in the following chart:

	Small Cap	TSCM Growth Equity	Micro-Cap
Reimbursement Available - 10/31/11	$209,188	$195,964	$824,179
Additional Reimbursements	40,329	67,078	174,272
Repayments	—	—	—
Expired Reimbursements	—	—	(118,947)

Reimbursement Available - 4/30/12	$249,517	$263,042	$879,504

	Real Estate Securities	California Intermediate Tax-Free
Reimbursement Available - 10/31/11	$180,755	$320,661
Additional Reimbursements	2,974	48,715
Repayments	(9,600)	—
Expired Reimbursements	(33,531)	(41,514)

Reimbursement Available - 4/30/12	$140,598	$327,862

The aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor

Notes to Financial Statements (continued)

(the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Small Cap and TSCM Growth Equity have adopted a distribution and service plan (the “plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares. The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by its clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2012, the Small Cap Fund borrowed $2,271,746 for 3 days to other Managers Funds paying interest of $209. The interest amount is included in the Statement of Operations as miscellaneous expense. For the same period, Micro-Cap Fund lent $3,433,513 for 7 days to other Managers Funds receiving interest of $262 and Real Estate Securities Fund lent $1,297,374 for 3 days to other Managers Funds receiving interest of $128. The interest amounts are included in the Statements of Operations in interest income.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2012, were as follows:

	Long-Term Securities

Fund	Purchases	Sales
Small Cap	$17,437,176	$24,119,808
TSCM Growth Equity	8,764,165	9,138,059
Micro-Cap	39,042,476	52,477,357
Real Estate Securities	53,611,197	16,867,871
California Intermediate Tax-Free	732,846	1,355,226

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2012.

4. Portfolio Securities Loaned

For the six months ended April 30, 2012, Small Cap and Micro-Cap participated in the securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in ICRF, pursuant to which (i)BNYMC would support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”) and held by Series B of the ICRF, and (ii) once certain conditions were met, BNYMC would purchase the defaulted securities from the Fund. On October 17, 2011, after certifying that each Fund had met all necessary conditions, BNYMC purchased the Lehman Securities from each Fund at a predetermined price, which represented a premium over the fair market value of the Lehman Securities at that date.

Notes to Financial Statements (continued)

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses and expect the risks of material loss to be remote.

6. New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

7. Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS

CADENCE CAPITAL APPRECIATION	REAL ESTATE SECURITIES	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	Urdang Securities Management, Inc.	Chicago Equity Partners, LLC
CADENCE MID-CAP
CADENCE EMERGING COMPANIES	RENAISSANCE LARGE CAP GROWTH	ALTERNATIVE FUNDS
Cadence Capital Management, LLC	Renaissance Group LLC
FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	SKYLINE SPECIAL EQUITIES	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC	PORTFOLIO	First Quadrant, L.P.
Skyline Asset Management, L.P.
ESSEX SMALL/MICRO CAP GROWTH		INCOME FUNDS
Essex Investment Management Co., LLC	SPECIAL EQUITY
	Ranger Investment Management, L.P.	BOND (MANAGERS)
FQ TAX-MANAGED U.S. EQUITY	Lord, Abbett & Co. LLC	FIXED INCOME
FQ U.S. EQUITY	Smith Asset Management Group, L.P.	GLOBAL INCOME OPPORTUNITY
First Quadrant, L.P.	Federated MDTA LLC	Loomis, Sayles & Co., L.P.

FRONTIER SMALL CAP GROWTH	SYSTEMATIC VALUE	BOND (MANAGERS PIMCO)
Frontier Capital Management Company, LLC	SYSTEMATIC MID CAP VALUE Systematic Financial Management, L.P.	Pacific Investment Management Co. LLC
GW&K SMALL CAP EQUITY		CALIFORNIA INTERMEDIATE TAX-FREE
Gannett Welsh & Kotler, LLC	TIMESSQUARE MID CAP GROWTH	Miller Tabak Asset Management LLC
TIMESSQUARE SMALL CAP GROWTH
MICRO-CAP	TSCM GROWTH EQUITY	GW&K MUNICIPAL BOND
Lord, Abbett & Co. LLC	TimesSquare Capital Management, LLC	GW&K MUNICIPAL ENHANCED YIELD
WEDGE Capital Management L.L.P.		Gannett Welsh & Kotler, LLC
Next Century Growth Investors LLC	TRILOGY GLOBAL EQUITY
RBC Global Asset Management (U.S.) Inc.	TRILOGY EMERGING MARKETS EQUITY	HIGH YIELD J.P. Morgan Investment Management LLC
TRILOGY INTERNATIONAL SMALL CAP Trilogy Global Advisors, L.P.

INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s
Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.
(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	July 9, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	July 9, 2012